As filed with the Securities and Exchange Commission on October 15, 2009
1933 Act Registration No. 2-11357
1940 Act Registration No. 811-00582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	[145]	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	[100]	[ X ]

(Check appropriate box or boxes)

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
on_______ pursuant to paragraph (b)
X	60 days after filing pursuant to paragraph (a)(1)
on _________________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on _________________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered:

Class A, Class C and Institutional Class shares of Neuberger Berman Equity Income Fund; Institutional Class shares of Neuberger Berman Genesis Fund; and Class A, Class C, Institutional Class and Trust Class shares of Neuberger Berman Research Opportunities Fund (to be renamed Neuberger Berman Multi-Cap Opportunities Fund).

NEUBERGER BERMAN EQUITY FUNDS

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 145 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 145 on Form N-1A

Part A - Prospectuses

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

Class A, Class C and Institutional Class shares of Neuberger Berman Equity Income Fund; Institutional Class shares of Neuberger Berman Genesis Fund; and Class A, Class C, Institutional Class and Trust Class shares of Neuberger Berman Research Opportunities Fund (to be renamed Neuberger Berman Multi-Cap Opportunities Fund).

Subject to Completion
Preliminary Prospectus Dated October 15, 2009

Neuberger Berman Equity Funds

Class A and C Shares
Climate Change Fund
Emerging Markets Equity Fund
Equity Income Fund
Guardian Fund
International Large Cap Fund
Large Cap Disciplined Growth Fund
Mid Cap Growth Fund
Multi-Cap Opportunities Fund
Select Equities Fund
Small Cap Growth Fund
Socially Responsive Fund

Prospectus [ ], 2009

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Contents
EQUITY FUNDS
Class A & C Shares
Neuberger Berman Climate Change Fund	2
Neuberger Berman Emerging Markets Equity Fund	11
Neuberger Berman Equity Income Fund	19
Neuberger Berman Guardian Fund	30
Neuberger Berman International Large Cap Fund	38
Neuberger Berman Large Cap Disciplined Growth Fund	46
Neuberger Berman Mid Cap Growth Fund	56
Neuberger Berman Multi-Cap Opportunities Fund	63
Neuberger Berman Select Equities Fund	72
Neuberger Berman Small Cap Growth Fund	79
Neuberger Berman Socially Responsive Fund	87
YOUR INVESTMENT
Choosing a Share Class	94
Sales Charges	95
Sales Charge Reductions and Waivers	96
Share Prices	97
Privileges and Services	98
Maintaining Your Account	99
Distributions and Taxes	103
Grandfathered Investors	104
Buying Shares - Grandfathered Investors	106
Selling Shares - Grandfathered Investors	107
Market Timing Policy	108
Portfolio Holdings Policy	108
Fund Structure	108

THESE FUNDS:

  are multiple class funds and Class A and C shares are only available through investment providers (except for Grandfathered Investors, as defined herein)

  are designed for investors with long-term goals in mind

  offer you the opportunity to participate in financial markets through a professionally managed stock portfolio carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency normally invest at least 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC ©2009 Neuberger Berman Management LLC. All rights reserved.

Neuberger Berman Climate Change Fund
Ticker Symbols: NBCAX and NBCCX

Goal & Strategy

The Fund seeks long-term growth of capital by investing in securities issued by companies that are positioned to directly or indirectly benefit from efforts to address the long-term effects of climate change.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks of companies that are positioned to directly or indirectly benefit from efforts to address the long-term effects of climate change (“climate change-related companies”). These companies may include those that are involved in or may benefit from existing practices or innovations designed to curb or mitigate the long- term effects of global warming and other opportunities associated with climate change. To capitalize on trends related to global climate change, the Fund may invest in companies whose businesses are involved with energy production resources, such as wind, solar and hydroelectric technologies; low emission automobile innovations; and alternative fuels. Other examples of climate change-related companies may include companies involved in the following areas:

•	Power Equipment and Construction	•	Water Resources	•	Agriculture

•	Nuclear Energy	•	Clean Coal Technologies	•	Carbon Trading

•	Natural Gas Equipment and Services	•	Automobiles/Hybrids	•	Conservation

•	Energy Efficient Buildings	•	Environmental Equipment	•	Telecommunications

•	Insurance

The Fund may invest in companies of any market capitalization and in domestic and foreign companies, including those located in emerging markets. The Fund may also invest in securities issued in initial public offerings (“IPOs”).

The Fund’s investment decisions are based primarily on the research of Neuberger Berman analysts. The Portfolio Manager uses a bottom-up securities selection approach, which is focused on analyzing sectors in light of a multitude of business issues, including potential exposure to liabilities related to carbon emissions, developments in sustainable and clean fuels, and carbon recapture technologies, in addition to greenhouse gas regulations. The Portfolio Manager conducts extensive fundamental analyses to identify what they believe are reasonably priced companies with attractive long-term prospects and quality management. He also utilizes quantitative measures of value, including price-to-earnings ratios, price-to-book ratios and discounted cash flows, among others. Given the Fund’s focus on global climate change trends, the Portfolio Manager overlays a top-down viewpoint that concentrates on economic, legislative and business developments to identify geographic regions and sectors that may be particularly attractive.

2

The Portfolio Manager may sell a stock when they determine that the stock’s valuation has become excessive, when he believes the underlying investment thesis for the stock has changed, when he perceives stronger opportunities elsewhere, when a position becomes too large or when he believes events warrant a different emphasis.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies that are positioned to directly or indirectly benefit from efforts to address the long-term effects of climate change, without providing shareholders at least 60 days’ notice. This criterion is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

3

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Concentration Risk. The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund may at times be more focused in particular industries, sectors or sub-sectors. As such, its performance would be especially sensitive to developments that significantly affected those businesses. The value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries and sectors.

Climate Change-Related Companies. Climate change-related companies may be particularly susceptible to such factors as environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation, and other domestic and international political, regulatory and economic developments. Companies involved in alternative fuels may also be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. Scientific developments, such as breakthroughs in the remediation of global warming, or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact these companies. Such companies may also be significantly affected by the level or pace of technological change in industries focusing on energy, pollution and environmental control. Because society’s focus on climate change issues is relatively new, there could be significant changes of emphasis and direction, and rapid technological change, rendering even new approaches and products obsolete.

Foreign Securities. Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks — sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Market Capitalization Risk. To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

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  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

IPO Risk. Securities purchased in IPOs may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic reasons. Additionally, investments in IPOs may magnify the Fund’s performance if it has a small asset base. The Fund is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

5

Performance

When this prospectus was prepared, no class of the Fund had completed a full calendar year of operations. Accordingly, performance charts are not included.

6

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[5]	1.11	1.11
Distribution (12b-1) fees	0.25	1.00
Other expenses[6]	15.44	26.46
Acquired fund fees and expenses[7]	0.06	0.06
Total annual operating expenses	16.86	28.63
Minus: Expense reimbursement	15.58	26.60
Net expenses[8]	1.28	2.03

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years
Class A9	$698	$958
Class C10 (assuming redemption)	$306	$637
Class C (assuming no redemption)	$206	$637

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	“Management fees” includes investment management and administration fees.

6	“Other expenses” are based on estimated amounts for the current fiscal year.

7

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate. These amounts are estimated based on the anticipated composition of the Fund’s investments for the current fiscal year.

8

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2012, so that the total annual operating expenses of each class of the Fund are limited to 1.20% and 1.95% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20% and 1.95% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

9	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

[10]	Reflects a contingent deferred sales charge in the first year.

7

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $196.97 billion in total assets (as of 9/30/2008) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.85% of the first $250 million, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of amounts in excess of $1 billion of the Fund’s average daily net assets for investment management services and 0.26% of the average daily net assets of Class A and Class C shares of the Fund for administrative services provided to Class A and Class C of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s annual report dated August 2008.

Portfolio Manager

Ronald B. Silvestri is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. He is the firm’s utility and alternative energy analyst as well as co Portfolio Manager of Neuberger Berman Energy Fund for Neuberger Berman LLC. Mr. Silvestri has managed the Fund since its inception. Mr. Silvestri has over 15 years of experience covering utilities and related sectors. Mr. Silvestri joined Neuberger Berman in late 2005, having spent the previous 10 years at another firm as an analyst and portfolio manager covering global utilities, independent power producers, alternative energy, telecommunications and natural gas sectors.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

8

Financial Highlights — Class A

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income	0.05
	Net gains/losses — realized and unrealized	(1.12)
	Subtotal: income from investment operations	(1.07)
Minus:	Distributions to shareholders
	Income dividends	—
	Capital gains distributions	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	8.93
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.20(5)
Gross expenses(2)		16.79(5)
Expenses(3)		1.20(5)
Net investment income - actual		1.42(5)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(10.70)(6)
Net assets at end of year (in millions of dollars)		1.8
Portfolio turnover rate (%)		71(6)

All figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 5/1/2008 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

9

Financial Highlights — Class C

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income	0.02
	Net gains/losses - realized and unrealized	(1.12)
	Subtotal: income from investment operations	(1.10)
Minus:	Distributions to shareholders
	Income dividends	—
	Capital gains distributions	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	8.90
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.95(5)
Gross expenses(2)		28.56(5)
Expenses(3)		1.95(5)
Net investment income - actual		0.72(5)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(11.00)(6)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		71(6)

All figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 5/1/2008 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

10

Neuberger Berman Emerging Markets Equity Fund
Ticker Symbols: NEMAX and NEMCX

Goal & Strategy

The Fund seeks long-term growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries.

The Portfolio Manager uses a bottom-up securities selection approach focusing on fundamental analysis and overlays top-down country criteria that concentrate on economic, legislative and business developments to identify geographic regions and sectors that may be particularly attractive. The Portfolio Manager seeks companies that are expected to grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics:

  stock prices undervalued relative to long-term cash flow growth potential;

  industry leadership;

  potential for significant improvement in the company’s business;

  sufficient liquidity;

  strong financial characteristics;

  strong corporate governance practices; and

  management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may also invest in exchange traded funds and foreign real estate companies. The Fund may invest a significant portion of its assets in exchange traded funds.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers in emerging market countries, without providing shareholders at least

11

60 days’ notice. This criterion is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Emerging Market Countries

The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. Emerging market countries are generally considered to be those countries whose economies are less developed than countries, such as the United States or most nations in Western Europe.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

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Main Risks

Most of the Fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in a similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide.

Foreign and Emerging Market Risk. Foreign securities are riskier than comparable U.S. securities. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information about the issuer, the markets or the local government or economy will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater for securities of issuers in emerging market countries.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. These countries may also have less developed legal and accounting systems. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. From time to time, the Fund may hedge against some currency risks; however, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

Market Capitalization Risk. To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than funds not focusing on those stocks. By investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

13

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, the stocks of smaller companies are often more volatile and less liquid than those of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

Sector Risk. Although the Fund seeks to remain diversified across countries and geographical regions, the Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund may at times be more focused in particular industries. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

Growth and Value Investing Risk. Since the Portfolio Manager seeks companies that are expected to grow faster than relevant markets and whose security prices do not fully reflect their potential for growth, the Fund is subject to the risks of both growth investing and value investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Investment Company Risk. The investment performance of the Fund is affected by the investment performance of any investment companies, including exchange traded funds, in which the Fund invests. The Fund may invest a significant portion of its assets in exchange traded funds. Through its investment in exchange traded funds and other investment companies, the Fund is subject to the risks of the investment companies’ investments and to the investment companies’ expenses.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss. When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

14

Performance

When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.

15

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested distributions	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Redemption or Exchange Fee[5]
(% of amount redeemed)	2.00	2.00
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[6]	1.26	1.26
Distribution (12b-1) fees	0.25	1.00
Other expenses[7]	0.94	0.94
Total annual operating expenses	2.45	3.20
Minus: Expense reimbursement	0.95	0.95
Net expenses[8]	1.50	2.25

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years
Class A9	$719	$1,022
Class C10 (assuming redemption)	$328	$703
Class C (assuming no redemption)	$228	$703

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge is eliminated one year after purchase.

5	These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See “Redemption Fee” for more information.

6	“Management fees” includes investment management and administration fees.

7	“Other expenses” are based on estimated amounts for the current fiscal year.

8

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and C of the Fund through 8/31/2012, so that the total annual operating expenses of each class of the Fund is limited to 1.50% and 2.25% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that Class A and C will repay NBM for fees and expenses forgone or reimbursed for each respective class provided that repayment does not cause annual operating expenses to exceed 1.50% and 2.25% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

9	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge or redemption fee will not apply.

[10]	Reflects a contingent deferred sales charge in the first year and assumes the redemption fee will not apply.

16

Investment Manager

Neuberger Berman Management LLC, formerly, Neuberger Berman Management Inc. (the “Manager”), is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $285.6 billion in total assets (as of 6/30/2008) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 1.000% of the first $250 million, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.85% of amounts in excess of $4 billion of the Fund’s average daily net assets for investment management services and 0.26% of its average daily net assets for administrative services provided to Class A and Class C of the Fund.

Portfolio Manager

Conrad Saldanha, CFA, is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. Mr. Saldanha joined the firm in 2008 and is a Portfolio Manager for the International Equity team and is responsible for Emerging Market equities. Prior to joining the firm, he held several positions at another asset manager from 1996 and, most recently, was vice president and co-portfolio manager on the Global Emerging Markets product, as well as the portfolio manager for the Indian Equity strategy for this asset manager. Prior positions with this asset manager include vice president for International and European equities and analyst for International, European and Emerging equities.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

17

Financial Highlights

When this prospectus was prepared, Class A and C shares of the Fund were new and had no financial highlights to report.

18

Neuberger Berman Equity Income Fund
Ticker Symbols: NBHAX and NBHCX

Goal & Strategy

The Fund seeks total return emphasizing both current income and capital appreciation.

To pursue this goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts (“REITs”), convertible securities, Canadian income trusts and common stocks. The Fund may invest in companies of any market capitalization. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor’s 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund may also employ the use of options to attempt to enhance the current return on its securities or to protect against a sharp drop in prices. More specifically, the Fund may write calls against positions in the portfolio (“covered calls”), write puts on individual stocks, or buy puts on individual stocks or on market indices.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers have access to Neuberger Berman’s research analysts. Neuberger Berman currently has 22 research analysts who cover approximately 300 stocks from a universe of all publicly traded companies. The analysts are involved primarily in equity research, which includes, among other techniques, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage. The research analysts develop operating models of the companies under coverage, applying rigorous valuation techniques to help choose what they believe to be attractive investments. On average, the research analysts have 13 years of investment research experience and in-depth knowledge of their industries and companies. The research analysts are “buy-side” analysts with a primary mission to find what they believe are attractive investment opportunities at the right time and price.

In addition to relying on Neuberger Berman research analysts, the Portfolio Managers conduct their own research and analysis. This includes company visits to view operations, meeting with management to gain a better understanding of the capital allocation process and corporate strategy, and employing an analytical framework in an effort to detect deception and monitor accounting quality.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities; it will not change this strategy without providing shareholders at least 60 days’ advance notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in market values will not require the Fund to dispose of a holding.

Value Investing

At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors

19

under-appreciate the business potential of these companies, or are distracted by transient or non- fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

All Cap: Large-, Mid- and Small-Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility.

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for equity securities. Convertible securities generally have features of both common stocks and debt securities. Convertible securities ordinarily provide a stream of income with generally higher yields than common stocks, but lower than non-convertible debt. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s governing instrument.

Canadian Income Trusts

Canadian income trusts commonly hold debt or equity securities in an underlying active business. Income trusts generally fall into four sectors: business trusts, utility trusts, resource trusts and real estate investment trusts. Income trusts are generally a more tax efficient way for a business to pay

20

income to its investors. The value of an income trust can rise or fall for the same reasons that affect equity securities or because of changes to interest rates.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

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Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

Dividends. Dividends the Fund receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. Qualified dividend income received by the Fund and distributed to its shareholders will generally be eligible for the reduced tax rate applicable to such income. Recently enacted tax legislation extended the reduced tax rate so that it will expire for taxable years beginning on or after January 1, 2011. A portion of the distributions that the Fund receives may be a return of capital.

Interest Rate Risk. Interest rate risk is the risk that certain investments, including dividend-paying common stocks such as REIT common shares, will decline in value because of changes in interest rates. When market interest rates rise, the market value of such securities generally will fall.

Canadian Income Trusts. An investment in units of a Canadian income trust is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (which include a fund that invests in the income trust) could be held responsible for such obligations. Income trusts created pursuant to Canadian tax laws allow for the elimination or minimization of Canadian income tax at the entity level if substantially all of the income is passed through to the unit holders. There can be no assurance that income tax laws and government incentive programs will not be changed in a manner which adversely affects unit holders.

REITs and Other Real Estate Companies. To the extent the Fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack

22

of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the Fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

Utility Companies. To the extent the Fund invests in the utilities sector, its performance will also be affected by the performance of utility companies. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Covered Calls. A “covered call” involves selling a call option (or the right to purchase a security at a specific price within a given time period) while simultaneously holding an equivalent position in the underlying security. When writing a covered call option, the Fund, in return for a premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If the option expires unexercised (because the stock has declined), the Fund keeps the premium; however, the premium may be offset by a decline in the market value of the underlying security during the option period. If the holder exercises the option, the stock must be delivered, but because the Fund already owns the stock, risk is limited.

Put Options. A put option involves buying the right to sell a security at a specific price within a given time period. The Fund also may purchase put options on securities indices. The Fund may purchase put options for any number of reasons including: to manage exposure to changes in securities prices; to increase the Fund’s exposure to a specific part or broad segment of the U.S. market; to enhance income; to protect the value of a security; and to serve as a cash management tool. Put options may not always be successful hedges and their prices can be highly volatile. If a put option that the Fund has purchased expires unexercised (due to an increase in the value of the underlying security), the Fund will lose the amount of the premium. The Fund may also write put options, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund will receive a premium for writing a put option. The Fund may be obligated to purchase the underlying security at more than its current value.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of the total assets of the Fund in each of those sectors. If it emphasizes one or both of those sectors, your investment in the Fund will be linked to the performance of the real estate sector, the utilities sector or both sectors. To the extent it

23

emphasizes either sector, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries or sectors.

Value Investing. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Foreign Securities. The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign securities are riskier than comparable U.S. securities. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information about the issuer, the markets or the local government or economy will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. Over a given period of time, foreign securities may underperform U.S. securities – sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time- zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

24

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
								5.83	-22.57

Best quarter: Q2 '08, 4.88%
Worst quarter: Q4 '08, -19.82%
Year-to-date performance as of 9/30/2009: 18.50%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	Since Inception (11/2/2006)
Equity Income Fund
Class A Return Before Taxes	-27.03	-9.86
Class A Return After Taxes on Distribution	-27.38	-10.70
Class A Return After Taxes on Distribution and Sale of Fund shares	-17.19	-8.45
Class C Return Before Taxes	-23.62	-7.52
S&P 500 Index	-37.00	-15.64

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*

The above performance is that of Neuberger Berman Equity Income Fund Trust Class prior to June 9, 2008. On June 9, 2008, Trust Class shares of Equity Income Fund converted into Institutional Class shares of Equity Income. In the table next to the chart, the performance information of Neuberger Berman Equity Income Fund Trust Class has been adjusted to reflect the maximum sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman Equity Income Fund Trust Class has lower expenses, its performance typically would have been better than that of Class A or Class C. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

25

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)[5]
These are deducted from Fund assets, so you pay them indirectly.
Management fees[6]	0.81	0.81
Distribution (12b-1) fees	0.25	1.00
Other expenses	[4.62]	[5.14]
Acquired fund fees and expenses[7]	[0.05]	[0.05]
Total annual operating expenses	[5.73]	[7.00]
Minus: Expense reimbursement	[4.50]	[5.02]
Net expenses[8]	[1.23]	[1.98]

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A9	[$693]	[$943]	[$2,141]	[$5,061]
Class C10 (assuming redemption)	[$301]	[$621]	[$2,122]	[$5,617]
Class C (assuming no redemption)	[$201]	[$621]	[$2,122]	[$5,617]

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	The figures in the table are based on last year’s expenses.

6	“Management fees” includes investment management and administration fees.

7

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

8

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2013, so that the total annual operating expenses of each class of the Fund are limited to 1.16% and 1.91% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.16% and 1.91% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

9	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

[10]	Reflects a contingent deferred sales charge in the first year.

26

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management/administration fees paid to the Manager by Class A and Class C were [ ]% of average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

Portfolio Managers

Richard Levine is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been a Portfolio Manager with the firm since 1989 and has served as Portfolio Manager since the Fund’s inception.

Anthony Gleason, CFA, is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been a Portfolio Manager with the firm since 1999 and has served as Portfolio Manager since the Fund’s inception.

Alexandra Pomeroy is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. She has been a Portfolio Manager with the firm since 2005 and has served as Portfolio Manager since the Fund’s inception. Prior to that, she worked at another leading financial services firm for five years advising fund managers in her role as a relationship manager in the institutional research sales department.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.

27

Financial Highlights — Class A

YEAR ENDED AUGUST 31,		2008(1)	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.95
Plus:	Income from investment operations
	Net investment income	0.07
	Net gains/losses — realized and unrealized	(0.24)
	Subtotal: income from investment operations	(0.17)
Minus:	Distributions to shareholders
	Income dividends	0.06
	Capital gains distributions	—
	Subtotal: distributions to shareholders	0.06
Equals:	Share price (NAV) at end of year	10.72
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.16(5)
Gross expenses(2)		5.67(5)
Expenses(3)		1.17(5)
Net investment income — actual		2.72(5)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(1.57)(6)
Net assets at end of year (in millions of dollars)		23.6
Portfolio turnover rate (%)		48(7)

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 6/9/2008 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

28

Financial Highlights — Class C

YEAR ENDED AUGUST 31,		2008(1)	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.95
Plus:	Income from investment operations
	Net investment income	0.05
	Net gains/losses — realized and unrealized	(0.24)
	Subtotal: income from investment operations	(0.19)
Minus:	Distributions to shareholders
	Income dividends	0.05
	Capital gains distributions	—
	Subtotal: distributions to shareholders	0.05
Equals:	Share price (NAV) at end of year	10.71
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.90(5)
Gross expenses(2)		6.94(5)
Expenses(3)		1.92(5)
Net investment income — actual		2.22(5)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(1.72)(6)
Net assets at end of year (in millions of dollars)		1.2
Portfolio turnover rate (%)		48(7)

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 6/9/2008 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

29

Neuberger Berman Guardian Fund
Ticker Symbols: NGDAX and NGDCX

Goal & Strategy

The Fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of these well positioned businesses when they believe they are undervalued by the market.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifying their portfolio.

Valuation Sensitive Investing

In addition to traditional value investing - i.e., looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures - we may also buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to our estimates. We look for these companies to rise in price as they outperform Wall Street’s expectations, because some aspects of the business have not been fully appreciated or appropriately priced by other investors.

30

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

The Fund holds a relatively concentrated portfolio that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

31

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

32

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
8.46	-1.86	-1.84	-25.75	35.14	16.06	8.44	13.48	7.61	-38.21

Best quarter: Q2 '03, 18.36%
Worst quarter: Q4 '08, -26.36%
Year-to-date performance as of 3/31/2009: -6.97%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	5 Years	10 Years
Guardian Fund
Class A return before taxes	-41.77	-2.20	-0.64
Class A return after taxes on distributions	-42.91	-3.16	-2.10
Class A return after taxes on distributions and sale of Fund shares	-25.76	-1.61	-0.69
Class C return before taxes	-38.75	-1.03	-0.05
S&P 500 Index	-37.00	-2.19	-1.38

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*

The above performance is that of Neuberger Berman Guardian Fund Investor Class. In the table next to the chart, the performance information of Neuberger Berman Guardian Fund Investor Class has been adjusted to reflect the maximum sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman Guardian Fund Investor Class has lower expenses, its performance typically would have been better than that of Class A or Class C.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

33

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during that time might have been different if current policies had been in effect.

34

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[5]	0.75	0.75
Distribution (12b-1) fees	0.25	1.00
Other expenses[6]	0.21	0.21
Total annual operating expenses	1.21	1.96
Minus: Expense reimbursement	0.10	0.10
Net expenses[7]	1.11	1.86

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A8	$682	$908	$1,163	$1,920
Class C9 (assuming redemption)	$289	$585	$1,017	$2,250
Class C (assuming no redemption)	$189	$585	$1,017	$2,250

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	“Management fees” includes investment management and administration fees.

6	“Other expenses” are based on estimated amounts for the current fiscal year.

7

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2013, so that the total annual operating expenses of each class of the Fund are limited to 1.11% and 1.86% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11% and 1.86% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

8	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

9	Reflects a contingent deferred sales charge in the first year.

35

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $165 billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.49% of average net assets. Each of Class A and Class C of the Fund will pay the Manager fees at the annual rate of 0.26% of the class’ average daily net assets for administrative services provided to the respective class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

Portfolio Managers

Arthur Moretti is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. Mr. Moretti joined each firm in 2001 and has managed the Fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. She has been an Associate Manager of the Fund since December 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Mamundi Subhas, CFA, is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. Mr. Subhas is an Associate Portfolio Manager. He has been an Associate Manager of the Fund since December 2008. He joined the firm in 2001.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

36

Financial Highlights

YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008	Six Months Ended 2/28/2009 (Unaudited)
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.92	14.46	17.52	18.64	19.89	16.58
Plus:	Income from investment operations
	Net investment income	0.05	0.13	0.08	0.14	0.11	0.04
	Net gains (losses) — realized and unrealized	1.53	2.98	1.16	2.49	(1.05)	(6.94)
	Subtotal: income from investment operations	1.58	3.11	1.24	2.63	(0.94)	6.90
Minus:	Distributions to shareholders
	Income dividends	0.04	0.05	0.12	0.07	0.13	0.06
	Capital gain distributions	—	—	—	1.31	2.24	1.29
	Subtotal: distributions to shareholders	0.04	0.05	0.12	1.38	2.37	1.35
Equals:	Share price (NAV) at end of year	14.46	17.52	18.64	19.89	16.58	8.33
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.
Net expenses — actual		0.90	0.90	0.88	0.87	0.88	0.95(4)
Gross expenses(1)		0.90	0.90	0.88	0.87	0.89	0.95(4)
Expenses(2)		0.91	0.90	0.89	0.88	0.89	0.95(4)
Net investment income — actual		0.35	0.83	0.47	0.69	0.59	0.72(4)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(3)		12.24	21.52	7.09	14.48	(5.38)	(42.21)(5)
Net assets at end of period (in millions of dollars)		1,300.6	1,415.2	1,417.0	1,441.6	1,252.9	678.0
Portfolio turnover rate (%)		25	20	34	20	42	18(5)

The above figures are from Guardian Fund Investor Class. Except for the figures for the six months ended February 28, 2009, all of the above figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

(4)	Annualized.

(5)	Not annualized.

37

Neuberger Berman International Large Cap Fund
Ticker Symbols: NBNAX and NBNCX

Goal & Strategy

The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies

To pursue this goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging industrialized markets. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies without providing shareholders at least 60 days’ advance notice.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

Growth and Value Investing

The Fund uses a blend of growth and value strategies. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

38

Main Risks

Most of the Fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks — sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or sectors whose economic performance falls short.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The Fund may use derivatives for hedging and for speculation. Hedging could reduce the Fund’s losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss. A derivative instrument, whether used for hedging or speculation, could fail to perform as expected, causing a loss for the Fund.

39

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

40

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
8.24

Best quarter: Q2 ’07, 8.65%
Worst quarter: Q4 ’07, -3.05%
Year-to-date performance as of 9/30/2008: -27.66%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	Since Inception (8/1/2006)
International Large Cap Fund
Class A return before taxes	2.01	11.75
Class A return after taxes on distribution	0.83	10.74
Class A return after taxes on distribution and sale of Fund shares	1.83	9.60
Class C return before taxes	7.14	16.44
MSCI EAFE Index	11.63	18.27

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:
The MSCI EAFE Index is an unmanaged index of stocks from Europe, Australasia and the Far East.

*	Performance from the beginning of the measurement period above to 12/20/2007 is that of Neuberger Berman International Large Cap Fund Trust Class. In the table, the performance information of Neuberger Berman International Large Cap Fund Trust Class has been adjusted to reflect the appropriate sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman International Large Cap Fund Trust Class has lower expenses, its performance typically would have been better than that of Class A or Class C.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

41

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.

Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Redemption or Exchange Fee[5] (% of amount redeemed)	2.00	2.00
Annual Fund Operating Expenses (% of average net assets)[6]
These are deducted from Fund assets, so you pay them indirectly.
Management fees[7]	0.81	0.81
Distribution (12b-1) fees	0.25	1.00
Other expenses	0.64	2.29
Acquired fund fees and expenses[8]	0.02	0.02
Total annual operating expenses	1.72	4.12
Minus: Expense reimbursement	0.35	2.05
Net expenses[9]	1.37	2.07

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A10	$706	$984	$1,357	$2,401
Class C11 (assuming redemption)	$310	$649	$1,555	$3,892
Class C (assuming no redemption)	$210	$649	$1,555	$3,892

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See “Redemption Fee” for more information.

6	The figures in the table are based on last year’s expenses.

7	“Management fees” includes investment management and administration fees.

8

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

9

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and C of the Fund through 8/31/2012, so that the total annual operating expenses of each class of the Fund is limited to 1.30% and 2.00% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that Class A and C will repay NBM for fees and expenses forgone or reimbursed for each respective class provided that repayment does not cause annual operating expenses to exceed 1.30% and 2.00% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

[10]	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

[11]	Reflects a contingent deferred sales charge in the first year.

42

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $196.97 billion in total assets (as of 9/30/2008) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.55% of the Fund’s average net assets. The Fund pays the Manager 0.26% of the average daily net assets of Class A and Class C shares of the Fund for administrative services provided to Class A and Class C of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2008.

Portfolio Manager

Benjamin Segal is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since its inception in 2006. He has been a Portfolio Manager at Neuberger Berman Management LLC since 2000, with responsibility for other mutual funds advised by the Manager.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

43

Financial Highlights — Class A

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.30
Plus:	Income from investment operations
	Net investment income	0.08
	Net gains/losses — realized and unrealized	(1.26)
	Subtotal: income from investment operations	(1.18)
	Redemption fees	0.00
Minus:	Distributions to shareholders
	Income dividends	0.00
	Capital gains distributions	0.00
	Subtotal: distributions to shareholders	0.00
Equals:	Share price (NAV) at end of year	10.12
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.34(5)
Gross expenses(2)		1.70(5)
Expenses(3)		1.34(5)
Net investment income — actual		1.15(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)		(10.44)(6)
Net assets at end of year (in millions of dollars)		2.2
Portfolio turnover rate (%)		97(7)
  All figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

44

Financial Highlights — Class C

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	11.30
Plus:	Income from investment operations
	Net investment income	0.16
	Net gains/losses — realized and unrealized	(1.40)
	Subtotal: income from investment operations	(1.24)
	Redemption fees	0.00
Minus:	Distributions to shareholders
	Income dividends	0.00
	Capital gains distributions	0.00
	Subtotal: distributions to shareholders	0.00
Equals:	Share price (NAV) at end of year	10.06
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		2.03(5)
Gross expenses(2)		4.08(5)
Expenses(3)		2.04(5)
Net investment income — actual		2.05(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)		(10.97)(6)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		97(7)

All figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

45

Neuberger Berman Large Cap Disciplined Growth Fund
(formerly known as Neuberger Berman Century Fund)
Ticker Symbols: NLDAX and NLDCX

Goal & Strategy

The Fund seeks long-term growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, they seek to buy large-capitalization companies with strong historical and prospective earnings growth that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include:

  new product development

  management changes

  demographic shifts

  regulatory changes

  mergers, acquisitions and corporate reorganizations.

The Portfolio Managers then look to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when:

  an expected catalyst does not materialize

  a catalyst’s impact is below expectations

  the fundamental picture for the company or industry deteriorates more attractive alternatives are available at better valuation levels we believe the stock has become fully valued

  it grows too large relative to the rest of the portfolio.

As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52 week high and reevaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio. In addition, the Portfolio Managers typically will sell a position that grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in common stock of large-capitalization companies without providing shareholders at least 60 days’ advance notice.

46

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

Large-Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times. Compared to smaller companies, large-cap companies can be slower to respond to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

47

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause the Fund to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

48

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

49

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
	-15.48	-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93

Best quarter: Q4 ’01, 20.00%
Worst quarter: Q1 ’01, -28.50%
Year-to-date performance as of 3/31/2009: -4.71%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	5 Years	Since Inception (12/6/1999)
Large Cap Disciplined Growth Fund
Class A return before taxes	-38.67	-3.22	-7.33
Class A return after taxes on distributions	-38.67	-3.22	-7.33
Class A return after taxes on distributions and sale of Fund shares	-25.13	-2.71	-5.90
Class C return before taxes	-35.58	-2.07	-6.72
Russell 1000 Growth
Index	-38.44	-3.42	-7.07

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:
The Russell 1000 Growth Index is an unmanaged index of U.S. mid- and large-cap growth stocks.

*	The above performance is that of Neuberger Berman Large Cap Disciplined Growth Fund Investor Class (formerly known as Neuberger Berman Century Fund Investor Class). In the table next to the chart, the performance information of Neuberger Berman Large Cap Disciplined Growth Fund Investor Class has been adjusted to reflect the maximum sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman Large Cap Disciplined Growth Fund Investor Class has lower expenses, its performance typically would have been better than that of Class A or Class C.

50

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

51

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[5]	0.81	0.81
Distribution (12b-1) fees	0.25	1.00
Other expenses[6]	0.83	0.93
Acquired fund fees and expenses[7]	0.01	0.01
Total annual operating expenses	1.90	2.75
Minus: Expense reimbursement	0.78	0.88
Net expenses[8]	1.12	1.87

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A9	$683	$911	$1,325	$2,477
Class C10 (assuming redemption)	$290	$588	$1,205	$2,873
Class C (assuming no redemption)	$190	$588	$1,205	$2,873

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	“Management fees” includes investment management and administration fees.

6	“Other expenses” are based on estimated amounts for the current fiscal year.

7

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

8

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2013, so that the total annual operating expenses of each class of the Fund are limited to 1.11% and 1.86% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11% and 1.86% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

9	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

[10]	Reflects a contingent deferred sales charge in the first year.

52

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $165 billion in total assets (as of 12/31/2008) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.45% of average net assets. Effective June 12, 2009, the Fund will pay the Manager fees at the annual rate of 0.550% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion and 0.400% of average daily net assets in excess of $4 billion for investment management services. Each of Class A and Class C of the Fund will pay the Manager fees at the annual rate of 0.26% of the class’ average daily net assets for administrative services provided to the respective class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

53

Portfolio Managers

Daniel D. Rosenblatt is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

John J. Barker is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

Daniel J. Fletcher, CFA, is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

Lawrence K. Fisher is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Fisher has been a Portfolio Manager of the Fund since June 2008, and he joined Neuberger Berman in 1998.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

54

  Financial Highlights
YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	5.42	5.54	6.22	6.52	7.45
Plus:	Income from investment operations
	Net investment income (loss)	(0.03)	0.01	(0.02)	(0.00)	(0.00)
	Net gains (losses) — realized and unrealized	0.15	0.67	0.33	0.93	(0.06)
	Subtotal: income from investment operations	0.12	0.68	0.31	0.93	(0.06)
Minus:	Distributions to shareholders
	Income dividends	—	—	0.01	—	—
	Subtotal: distributions to shareholders	—	—	0.01	—	—
Equals:	Share price (NAV) at end of year	5.54	6.22	6.52	7.45	7.39
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.49	1.47	1.49	1.50	1.50
Gross expenses(1)		2.05	2.35	2.51	2.44	2.53
Expenses(2)		1.50	1.50	1.51	1.51	1.51
Net investment income (loss) — actual		(0.55)	0.09	(0.27)	(0.02)	(0.00)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(3)		2.21	12.27	4.92	14.26	(0.81)
Net assets at end of year (in millions of dollars)		14.3	11.2	10.4	10.0	11.9
Portfolio turnover rate (%)		66	107	64	46	167
  The above figures are from Large Cap Disciplined Growth Fund Investor Class (formerly known as Century Fund Investor Class). The above figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

55

Neuberger Berman Mid Cap Growth Fund
Ticker Symbols: NMGAX and NMGCX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

  financial condition (such as debt to equity ratio)

  market share and competitive leadership of the company’s products earnings growth relative to competitors

  market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies without providing shareholders at least 60 days’ advance notice.

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

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Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

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Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
50.76	-11.42	-29.66	-31.23	30.57	16.22	13.38	14.59	21.59	-40.98

Best quarter: Q4 ’99, 49.01%
Worst quarter: Q3, ’01, -30.09%
Year-to-date performance as of 3/31/2009: -4.94%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	5 Years	10 Years
Mid Cap Growth Fund
Class A return before taxes	-44.38	0.42	-1.48
Class A return after taxes on distributions	-44.38	0.42	-2.43
Class A return after taxes on distributions and sale of Fund shares	-28.85	0.36	-1.27
Class C return before taxes	-41.57	1.62	-0.89
Russell Midcap Growth Index	-44.32	-2.33	-0.19
Russell Midcap Index	-41.46	-0.71	3.18
  After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:
The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.
The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

*	The above performance is that of Neuberger Berman Mid Cap Growth Fund Investor Class. In the table next to the chart, the performance information of Neuberger Berman Mid Cap Growth Fund Investor Class has been adjusted to reflect the maximum sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman Mid Cap Growth Fund Investor Class has lower expenses, its performance typically would have been better than that of Class A or Class C.

58

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

59

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE
	Class A	Class C
Shareholder Fees

These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[5]	0.80	0.80
Distribution (12b-1) fees	0.25	1.00
Other expenses[6]	0.21	0.21
Acquired fund fees and expenses[7]	0.01	0.01
Total annual operating expenses	1.27	2.02
Minus: Expense reimbursement	0.15	0.15
Net expenses[8]	1.12	1.87

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A9	$683	$911	$1,173	$1,967
Class C10 (assuming redemption)	$290	$588	$1,028	$2,295
Class C (assuming no redemption)	$190	$588	$1,028	$2,295

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	“Management fees” includes investment management and administration fees.

6	“Other expenses” are based on estimated amounts for the current fiscal year.

7

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

8

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2013, so that the total annual operating expenses of each class of the Fund are limited to 1.11% and 1.86% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11% and 1.86% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

9	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

[10]	Reflects a contingent deferred sales charge in the first year.

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Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $165 billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.54% of average net assets. Each of Class A and Class C of the Fund will pay the Manager fees at the annual rate of 0.26% of the class’ average daily net assets for administrative services provided to the respective class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

Portfolio Manager

Kenneth J. Turek, a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

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Financial Highlights

YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008	Six Months Ended 2/28/2009 (Unaudited)
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	5.58	5.86	7.45	8.17	10.54	9.53
Plus:	Income from investment operations
	Net investment loss	(0.04)	(0.04)	(0.03)	(0.03)	(0.05)	(0.02)
	Net gains (losses) — realized and unrealized	0.32	1.63	0.75	2.40	(0.96)	(3.78)
	Subtotal: income from investment operations	0.28	1.59	0.72	2.37	(1.01)	(3.80)
Minus:	Distributions to shareholders
	Capital gain distributions	—	—	—	—	—	—
	Subtotal: distributions to shareholders	—	—	—	—	—	—
Equals:	Share price (NAV) at end of year	5.86	7.45	8.17	10.54	9.53	5.73
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.06	1.06	1.04	1.02	1.01	1.08(4)
Gross Expenses(1)		1.06	1.06	1.04	1.02	1.01	1.09(4)
Expenses(2)		1.09	1.07	1.05	1.03	1.01	1.08(4)
Net investment loss — actual		(0.63)	(0.65)	(0.36)	(0.33)	(0.49)	(0.46)(4)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(3)		5.02	27.13	9.66	29.01	(9.58)	(39.87)(5)
Net assets at end of period (in millions of dollars)		306.2	342.2	356.7	446.3	396.7	226.8
Portfolio turnover rate (%)		102	65	45	49	70	35(5)
  The above figures are from Mid Cap Growth Fund Investor Class. Except for the figures for the six months ended February 28, 2009, all of the above figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).
(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(4)	Annualized.

(5)	Not annualized.

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Neuberger Berman Multi-Cap Opportunities Fund
(formerly known as Neuberger Berman Research Opportunities Fund)
Ticker Symbol:

Goal & Strategy

The Fund seeks long-term total return.

To pursue this goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies with the potential to increase in value.  This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors. The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company specific, industry and market factors.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund may invest up to 20% of its net assets in foreign equity securities.

Multi-Cap: Large, Mid and Small Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility.

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Growth and Value Investing

The Fund may invest in a blend of growth and value stocks. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

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Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

64

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector relative to its benchmark, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

With value stocks, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Companies that are considered “special situations” include, among other things: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from bankruptcy; initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. The principal risk associated with special situations is that certain of such situations may not happen or the market may react differently than expected to such situations, in which case the Fund may realize

65

losses. Furthermore, a special situation, such as a pending restructuring or spin-off, may be renegotiated, terminated or involve a longer time frame than originally contemplated, in which case the Fund may realize losses. In addition, certain special situations, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain special situations and management of such companies may be addressing a situation with which it has little experience.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign securities are riskier than comparable U.S. securities. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information about the issuer, the markets or the local government or economy will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. Over a given period of time, foreign securities may underperform U.S. securities – sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time- zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

The Fund is permitted to be non-diversified. This means that the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer increases the Fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holding, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

66

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
								7.28	-35.97

Best quarter: Q2 ’07, 7.24%
Worst quarter: Q4, ’08, -23.02%
Year-to-date performance as of 9/30/2009: 21.19%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	Since Inception 11/2/2006
Multi-Cap Opportunities Fund
Class A Return Before Taxes	-39.65	-16.25
Class A Return After Taxes on Distributions	-39.83	-16.77
Class A Return After Taxes on Distributions and Sale of Fund Shares	-25.55	-13.61
Class C Return Before Taxes	-36.59	-13.93
S&P 500 Index	-37.00	-15.64

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks

*	The above performance is that of Neuberger Berman Multi-Cap Opportunities Fund Trust Class (formerly known as Neuberger Berman Research Opportunities Fund Trust Class). In the table next to the chart, the performance information of Neuberger Berman Multi-Cap Opportunities Fund Trust Class has been adjusted to reflect the maximum sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman Multi-Cap Opportunities Fund Trust Class has lower expenses, its performance typically would have been better than that of Class A or Class C. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

67

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

Because the Fund had a lower management fee and a different strategy, which included investing only in stocks rated “Buy” by Neuberger Berman research analysts, prior to December [ ], 2009, its performance prior to that date might have been different if current policies had been in effect.

68

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[5]	0.86	0.86
Distribution (12b-1) fees	0.25	1.00
Other expenses[6]	0.54	0.54
Total annual operating expenses	1.65	2.40
Minus: Expense reimbursement	0.29	0.29
Net expenses[7]	1.36	2.11

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A8	$706	$981	$1,339	$2,344
Class C9 (assuming redemption)	$314	$661	$1,197	$2,666
Class C (assuming no redemption)	$214	$661	$1,197	$2,666

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	“Management fees” includes investment management and administration fees and reflect an increase in the investment management fee effective [ ], 2009.

6	“Other expenses” are based on estimated amounts for the current fiscal year.

7

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2013, so that the total annual operating expenses of each class of the Fund are limited to 1.36% and 2.11% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36% and 2.11% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

8	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

9	Reflects a contingent deferred sales charge in the first year.

69

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management fees paid to the Manager were [ ]% of average net assets. Effective [ ], the Fund will pay the Manager fees at the annual rate of 0.600% of the first $250 million of the Fund’s average daily net assets, 0.575% of the next $250 million, 0.550% of the next $250 million, 0.525% of the next $250 million, 0.500% of the next $500 million, 0.475% of the next $2.5 billion and 0.450% of average daily net assets in excess of $4 billion for investment management services. Each of Class A and Class C of the Fund will pay the Manager fees at the annual rate of 0.26% of the class’ average daily net assets for administrative services provided to the respective class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

Portfolio Manager

Richard S. Nackenson is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He is also a Senior Portfolio Manager for separate accounts at Neuberger Berman. He has been a Portfolio Manager of the Fund since December 2009. Mr. Nackenson joined Neuberger Berman in 1999.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

70

Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	11.14
Plus:	Income from investment operations
	Net investment income	0.04	0.05
	Net gains/losses — realized and unrealized	1.12	(0.86)
	Subtotal: income from investment operations	1.16	(0.81)
Minus:	Distributions to shareholders
	Income dividends	0.02	0.07
	Capital gains distributions	—	0.42
	Subtotal: distributions to shareholders	0.02	0.49
Equals:	Share price (NAV) at end of year	11.14	9.84
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.00(5)	1.01
Gross expenses(2)		2.31(5)	2.33
Expenses(3)		1.00(5)	1.01
Net investment income — actual		0.44(5)	0.46
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)		11.58(6)	(7.53)
Net assets at end of year (in millions of dollars)		8.6	5.0
Portfolio turnover rate (%)		88(6)	129
  The above figures are from Multi-Cap Opportunities Fund Trust Class (formerly known as Research Opportunities Fund Trust Class). All figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Period from 11/2/2006 (beginning of operations) to 8/31/2007.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Shows what this ratio would have been if there had been no expense offset arrangement.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

71

Neuberger Berman Select Equities Fund
Ticker Symbols: NBEAX and NBECX

Goal & Strategy

The Fund seeks long-term growth of capital.

To pursue this goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $7.5 billion at the time of purchase. The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries which they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with:

  solid growth dynamics

  sustainable competitive advantages

  strong financial metrics

  long-term free cash flow generation

  shareholder focus

  insider ownership.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $7.5 billion in total market capitalization, however, the Fund may invest in companies of any market capitalization.

The Portfolio Managers’ investment horizon typically ranges from two to five years. The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund’s total assets, however, this may change with subsequent changes in the market value of the Fund’s holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

72

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Non-Diversification Risk. The Fund is permitted to be non-diversified. This means that the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

73

Performance

When this prospectus was prepared, the Fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

74

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees

These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)[5]
These are deducted from Fund assets, so you pay them indirectly.
Management fees[6]	0.81	0.81
Distribution (12b-1) fees	0.25	1.00
Other expenses	2.94	5.41
Acquired fund fees and expenses[7]	0.06	0.06
Total annual operating expenses	4.06	7.28
Minus: Expense reimbursement	2.73	5.21
Net expenses[8]	1.33	2.07

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A9	$703	$972	$1,833	$4,057
Class C10 (assuming redemption)	$310	$649	$2,201	$5,781
Class C (assuming no redemption)	$210	$649	$2,201	$5,781

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	The figures in the table are based on last year’s expenses.

6	“Management fees” includes investment management and administration fees.

7

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

8

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2012, so that the total annual operating expenses of each class of the Fund are limited to 1.20% and 1.95% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20% and 1.95% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

9	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

[10]	Reflects a contingent deferred sales charge in the first year.

75

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $196.97 billion in total assets (as of 9/30/2008) and continue an asset management history that began in 1939.  The Fund pays the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund’s average daily net assets for investment management services and 0.26% of the average daily net assets of Class A and Class C shares of the Fund for administrative services provided to Class A and Class C of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2008.

Portfolio Managers

Gerald Kaminsky is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

Michael Kaminsky is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception.

Richard Werman is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception.

Mindy Schwartzapfel is a Vice President of Neuberger Berman Management LLC and Senior Vice President of Neuberger Berman LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

76

Financial Highlights — Class A
YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income	0.04
	Net gains/losses — realized and unrealized	(0.86)
	Subtotal: income from investment operations	(0.82)
Minus:	Distributions to shareholders
	Income dividends	0.00
	Capital gains distributions	0.00
	Subtotal: distributions to shareholders	0.00
Equals:	Share price (NAV) at end of year	9.18
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.24(5)
Gross expenses(2)		3.99(5)
Expenses(3)		1.24(5)
Net investment income — actual		0.63(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)		(8.20)(6)
Net assets at end of year (in millions of dollars)		4.9
Portfolio turnover rate (%)		53(6)

All figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

77

Financial Highlights — Class C

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income	(0.01)
	Net gains/losses — realized and unrealized	(0.87)
	Subtotal: income from investment operations	(0.88)
Minus:	Distributions to shareholders
	Income dividends	0.00
	Capital gains distributions	0.00
	Subtotal: distributions to shareholders	0.00
Equals:	Share price (NAV) at end of year	9.12
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.98(5)
Gross expenses(2)		7.21(5)
Expenses(3)		1.99(5)
Net investment income — actual		(0.08)(5)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)		(8.80)(6)
Net assets at end of year (in millions of dollars)		0.8
Portfolio turnover rate (%)		53(6)
  All figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

78

Neuberger Berman Small Cap Growth Fund
Ticker Symbols: NSNAX and NSNCX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, he looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

  financial condition (such as debt to equity ratio)

  market share and competitive leadership of the company’s products earnings growth relative to competitors

  market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies without providing shareholders at least 60 days’ advance notice.

Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

79

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

To the extent the Portfolio Manager commits a portion of the Fund’s assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

80

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

81

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
130.49	-28.68	-14.47	-44.46	33.26	16.20	15.22	7.98	26.41	-42.26

Best quarter: Q4 ’99, 72.95%
Worst quarter: Q3, ’01, -27.89%
Year-to-date performance as of 3/31/2009: -11.87%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	5 Years	10 Years
Small Cap Growth Fund
Class A return before taxes	-45.58	-0.11	0.34
Class A return after taxes on distributions	-45.58	-0.11	-0.74
Class A return after taxes on distributions and sale of Fund shares	-29.63	-0.09	-0.19
Class C return before taxes	-42.84	1.08	0.94
Russell 2000 Growth Index	-38.54	-2.35	-0.76
Russell 2000 Index	-33.79	-0.93	3.02

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:
The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.
The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*

The above performance is that of Neuberger Berman Small Cap Growth Fund Investor Class. In the table next to the chart, the performance information of Neuberger Berman Small Cap Growth Fund Investor Class has been adjusted to reflect the maximum sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman Small Cap Growth Fund Investor Class has lower expenses, its performance typically would have been better than that of Class A or Class C.

82

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the Fund and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. small-cap equity market and of the portion of that market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

83

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[5]	1.11	1.11
Distribution (12b-1) fees	0.25	1.00
Other expenses[6]	0.24	0.24
Total annual operating expenses	1.60	2.35
Minus: Expense reimbursement	0.34	0.34
Net expenses[7]	1.26	2.01

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A8	$696	$952	$1,264	$2,247
Class C9 (assuming redemption)	$304	$630	$1,121	$2,571
Class C (assuming no redemption)	$204	$630	$1,121	$2,571

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	“Management fees” includes investment management and administration fees.

6	“Other expenses” are based on estimated amounts for the current fiscal year.

7

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2013, so that the total annual operating expenses of each class of the Fund are limited to 1.26% and 2.01% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26% and 2.01% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

8	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

9	Reflects a contingent deferred sales charge in the first year.

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Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $165 billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.85% of average net assets. Each of Class A and Class C of the Fund will pay the Manager fees at the annual rate of 0.26% of the class’ average daily net assets for administrative services provided to the respective class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

Portfolio Manager

David H. Burshtan, a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. Mr. Burshtan has managed the Fund since January 2003.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

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  Financial Highlights
YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008	Six Months Ended 2/28/2009 (Unaudited)
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.88	10.71	14.19	15.01	19.15	17.92
Plus:	Income from investment operations
	Net investment loss	(0.14)	(0.19)	(0.19)	(0.18)	(0.18)	(0.06)
	Net gains (losses) — realized and unrealized	(0.03)	3.67	1.01	4.32	(1.05)	(8.12)
	Subtotal: income from investment operations	(0.17)	3.48	0.82	4.14	(1.23)	(8.18)
Equals:	Share price (NAV) at end of year	10.71	14.19	15.01	19.15	17.92	9.74
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.71	1.71	1.57	1.27	1.29	1.30(4)
Gross expenses(1)		1.77	1.90	1.86	1.76	1.42	1.42(4)
Expenses(2)		1.75	1.75	1.60	1.30	1.31	1.30(4)
Net investment loss — actual		(1.20)	(1.47)	(1.21)	(1.01)	(0.93)	(1.01)(4)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(3)		(1.56)	32.49	5.78	27.58	(6.42)	(45.65)(5)
Net assets at end of period (in millions of dollars)		43.3	45.0	46.9	58.1	239.9	143.9
Portfolio turnover rate (%)		146	204	142	153	185	142(5)

The above figures are from Small Cap Growth Fund Investor Class. Except for the figures for the six months ended February 28, 2009, all of the above figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).
(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(4)	Annualized.

(5)	Not annualized.

86

Neuberger Berman Socially Responsive Fund
Ticker Symbols: NRAAX and NRACX

Goal & Strategy

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

To pursue this goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stocks of these well positioned businesses when they believe they are undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in three areas:

  environmental concerns

  diversity in the work force

  progressive employment and workplace practices, and community relations.

The Portfolio Managers typically also look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. While the Fund does not intend to change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities selected in accordance with its social policy, it may do so if it provides shareholders at least 60 days’ advance notice.

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

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Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifing their portfolio.

Valuation Sensitive Investing

In addition to traditional value investing - i.e., looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures - we may also buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to our estimates. We look for these companies to rise in price as they outperform Wall Street’s expectations, because some aspects of the business have not been fully appreciated or appropriately priced by other investors.

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Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

The Fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

  undervalued stocks that do not meet the social criteria could outperform those that do economic or political changes could make certain companies less attractive for investment the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

89

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The bar chart does not reflect any applicable sales charge; if a sales charge were reflected, returns would be less than those shown. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. Unlike the bar chart, the performance information in the table reflects the impact of sales charges. Class A share performance reflects the current maximum initial sales charge and Class C share performance reflects the maximum applicable deferred sales charge. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
7.04	-0.44	-2.57	-14.45	34.48	13.57	7.58	14.44	7.48	-38.77

Best quarter: Q2 '03, -14.03%
Worst quarter: Q4 '08, -26.61%
Year-to-date performance as of 3/31/2009: -5.89%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	5 Years	10 Years
Socially Responsive Fund
Class A return before taxes	-42.29	-2.81	0.35
Class A return after taxes |on distributions	-42.48	-3.18	-0.25
Class A return after taxes on distributions and sale of Fund shares	-27.25	-2.26	0.21
Class C return before taxes	-39.36	-1.65	0.95
S&P 500 Index	-37.00	-2.19	-1.38

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*	The above performance is that of Neuberger Berman Socially Responsive Fund Investor Class. In the table next to the chart, the performance information of Neuberger Berman Socially Responsive Fund Investor Class has been adjusted to reflect the maximum sales charge applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Neuberger Berman Socially Responsive Fund Investor Class has lower expenses, its performance typically would have been better than that of Class A or Class C.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

90

Investor Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE

	Class A	Class C
Shareholder Fees
These are deducted directly from your investment.
Maximum initial sales charge on purchases (% of offering price)	5.75[1]	None
Maximum sales charge on reinvested dividends	None	None
Maximum contingent deferred sales charge (% of purchase price)[2]	None[3]	1.00[4]
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees[5]	0.76	0.76
Distribution (12b-1) fees	0.25	1.00
Other expenses[6]	0.20	0.20
Total annual operating expenses	1.21	1.96
Minus: Expense reimbursement	0.10	0.10
Net expenses[7]	1.11	1.86

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A8	$682	$908	$1,163	$1,920
Class C9 (assuming redemption)	$289	$585	$1,017	$2,250
Class C (assuming no redemption)	$189	$585	$1,017	$2,250

1	The initial sales charge is reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more. See “Sales Charges” for more information.

2

The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of the Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

3

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. See “Sales Charges” for more information.

4	The contingent deferred sales charge only applies if shares are sold within one year of purchase.

5	“Management fees” includes investment management and administration fees.

6	“Other expenses” are based on estimated amounts for the current fiscal year.

7

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C of the Fund through 8/31/2013, so that the total annual operating expenses of each class of the Fund are limited to 1.11% and 1.86% of average net assets, respectively. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11% and 1.86% of the respective class’ average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

8	Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

9	Reflects a contingent deferred sales charge in the first year.

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Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $165 billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.50% of average net assets. Each of Class A and Class C of the Fund will pay the Manager fees at the annual rate of 0.26% of the class’ average daily net assets for administrative services provided to the respective class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

Portfolio Managers

Arthur Moretti is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He joined each firm and has been co-manager of the Fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. She has been co-manager of the Fund since December 2003 and before that was an Associate Manager of the Fund since 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Mamundi Subhas, CFA is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. Mr. Subhas is an Associate Portfolio Manager. He has been an Associate Manager of the Fund since December 2008. He joined the firm in 2001.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of Fund shares.

92

Financial Highlights

YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008	Six Months Ended 2/28/2009 (Unaudited)
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	18.55	19.48	22.91	23.88	27.20	24.51
Plus:	Income from investment operations
	Net investment income	0.04	0.18	0.09	0.18	0.15	0.04
	Net gains (losses) — realized and unrealized	1.81	3.79	1.73	3.42	(1.85)	(10.30)
	Subtotal: income from investment operations	1.85	3.97	1.82	3.60	(1.70)	(10.26)
Minus:	Distributions to shareholders
	Income dividends	0.05	0.03	0.14	0.04	0.13	0.09
	Capital gain distributions	0.87	0.51	0.71	0.24	0.86	0.25
	Subtotal: distributions to shareholders	0.92	0.54	0.85	0.28	0.99	0.34
Equals:	Share price (NAV) at end of year	19.48	22.91	23.88	27.20	24.51	13.91
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses — actual		1.06	1.01	0.95	0.90	0.89	0.93(2)
Expenses(1)		1.07	1.02	0.95	0.91	0.90	0.93(2)
Net investment income — actual		0.19	0.83	0.39	0.66	0.57	0.52(2)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)		10.06	20.57	8.08	15.15	(6.49)	(41.98)(3)
Net assets at end of period (in millions of dollars)		215.6	330.0	487.5	786.2	804.0	437.6
Portfolio turnover rate (%)		35	21	23	16	35	19(3)
  The above figures are from Socially Responsive Fund Investor Class. Except for the figures for the six months ended February 28, 2009, all of the above figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).
(1)	Shows what this ratio would have been if there had been no expense offset arrangements.

(2)	Annualized.

(3)	Not annualized.

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Your Investment

Class A and C shares of the Funds generally are only available through investment providers (see “Maintaining Your Account”) and to Grandfathered Investors (as defined below in “Grandfathered Investors”).

Choosing a Share Class

The Funds offer different classes of shares through this prospectus. Class A and C shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the Funds.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

  how long you expect to own the shares

  how much you intend to invest

  total expenses associated with owning shares of each class whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver)

  whether you plan to take any distributions in the near future availability of share classes.

Each investor’s financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

Summary of Primary Differences Among Share Classes

Class A Shares
Initial sales charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent deferred sales charge	None (except that a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge)
12b-1 fees	0.25% annually
Dividends	Generally higher than Class C due to lower annual expenses
Purchase maximum	None
Conversion	None
Class C Shares
Initial sales charge	None
Contingent deferred sales charge	1.00% if shares are sold within one year after purchase
12b-1 fees	1.00% annually
Dividends	Generally lower than Class A due to higher annual expenses
Purchase maximum	See the discussion regarding purchase minimums and maximums in “Maintaining Your Account”
Conversion	None

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Sales Charges

Class A Sales Charges — The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charges as a percentage of:
Investment	Offering Price	Net amount invested	Dealer commission as a percentage of offering price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more and certain other investments described below	None	None	See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

Class A purchases not subject to sales charges. The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management LLC is properly notified of the nature of the investment:

  investments in Class A shares made by endowments or foundations with $50 million or more in assets investments in Class A shares by Grandfathered Investors (see “Grandfathered Investors” below for more information)

  investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer’s load-waived A share program with the fund family.

Neuberger Berman Management LLC may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. Each Fund may reimburse Neuberger Berman Management LLC for all or a portion of these payments through its plans of distribution. See “Distribution and Shareholder Servicing Fees” below for additional information regarding each Fund’s plans of distribution.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Funds’ Board of Trustees. Please see the Statement of Additional Information for more information.

Class C Sales Charges. Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

95

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Sales Charge Reductions and Waivers - Contingent deferred sales charge waivers” below. The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management LLC pays 1% of the amount invested to investment providers who sell Class C shares. See “Distribution and Shareholder Servicing Fees” below for information regarding each Fund’s plans of distribution.

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you or your investment provider must let Neuberger Berman Management LLC know at the time you purchase shares that you qualify for such a reduction. If you or your investment provider does not let Neuberger Berman Management LLC know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management LLC with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management LLC know at the time you redeem shares that you qualify for such a waiver.

In addition to the information below, you may obtain more information about sales charge reductions and waivers from the Statement of Additional Information or from your investment provider.

Reducing your Class A initial sales charge. Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your investments in the fund family to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of money market funds in the fund family are excluded.

Aggregating accounts to reduce Class A initial sales charge. To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

  trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)

  solely controlled business accounts

  single-participant retirement plans.

Concurrent purchases to reduce Class A initial sales charge. You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge. However, for this purpose, purchases of money market funds in the fund family are excluded.

Rights of accumulation to reduce Class A initial sales charge. You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. However, for this purpose, holdings representing direct purchases of money market funds in the fund family are excluded. Subject to your investment provider’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to

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substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

Letter of Intent to reduce Class A initial sales charge. You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of non-money market funds in the fund family you intend to make over a 13-month period (the “Period”) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See “Sales Charges” above for more information.

Right of reinvestment. Please see “Maintaining Your Account - When you sell shares” below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Contingent deferred sales charge waivers. The contingent deferred sales charge on Class A and C shares may be  waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which contingent deferred sales charge would apply to the initial shares purchased

•	tax-free returns of excess contributions to individual retirement accounts (“IRAs”)

•	redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)

•	distributions from an IRA upon the shareholder’s attainment of age 59½

•	IRA rollover from a fund in the fund family held in an employer sponsored retirement plan to Class A shares

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document

•

the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):

•

redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver)

• if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash)

• if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase.

Exchanges of shares. Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge.

Share Prices

Because Class A shares of each Fund have an initial sales charge, the price you pay for each Class A share is the offering price which is each Fund’s net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of each Fund may be eliminated in certain circumstances. Because Class C shares of each Fund do not have an initial sales charge, the price you pay for each share of the Fund is the Fund’s net asset value per share. Unless a contingent deferred sales charge is applied, each Fund pays you the full share price when you sell shares. See “Sales Charges” for more information.

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Your investment provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The net asset value per share of each class of a Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of a Fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount it would receive on a current sale of that security, the Fund may substitute for the market price a fair value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset value will be subject to the judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

Privileges and Services

If you use an investment provider, consult your investment provider for information about investment services. If you are a Grandfathered Investor, see “Grandfathered Investors” for information about privileges and services.

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Maintaining Your Account

Purchase of Class A and C shares. To open an account and purchase Class A and C shares of a Fund, contact any investment provider authorized to sell the Fund’s shares. For Grandfathered Investors, instructions for buying shares are under “Buying Shares.” In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus. Contact your investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

You should check with your investment provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy shares. Every purchase order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed “accepted” when the Funds’ transfer agent has received payment for the shares. In the case of certain investment providers, Neuberger Berman Management LLC will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management LLC or its administrative agent by the following morning. In addition, for Grandfathered Investors, if you have established a systematic investment program (SIP) with a Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur.

Purchase minimums. Your first investment must be at least $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases. Please see the Statement of Additional Information for more information.

Purchase maximums. For Class C shares, a purchase transaction may not (1) be $1 million or above or (2) increase an investor’s aggregate holdings in Class C shares to $1 million or above.

In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales Charges” and the Statement of Additional Information for more information regarding sales charge discounts.

When you sell shares. Contact your investment provider to sell shares of a Fund. For Grandfathered Investors, instructions for selling shares are under “Selling Shares.” When you sell shares, you will receive the next share price to be calculated after your order has been accepted minus any applicable contingent deferred sales charge. You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to sell shares. Redemption orders are deemed “accepted” when the Funds’ transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same Fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Proceeds will be reinvested at the next calculated net asset value after your request is accepted. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under “Rollovers from retirement plans to IRAs.”

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When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, a Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of that Fund’s shareholders as a whole.

Uncashed checks. When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks. Checks will not be forwarded if the address of record is incorrect.

When you exchange shares. Generally, you can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund both without a sales charge. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge. Currently, only certain funds in the fund family offer Class A and C shares. There are three things to remember when making an exchange:
  both accounts must have the same registration

  you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment providers to see if they allow you to take advantage of the fund exchange program and for its policies to effect an exchange.

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

Placing orders by telephone. If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

Grandfathered Investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out within three business days after your order is executed, and nearly always within seven business days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

  in unusual circumstances where the law allows additional time if needed if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

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If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

Other policies. Under certain circumstances, the Funds reserve the right to:

  suspend the offering of shares

  reject any exchange or purchase order

  suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order change, suspend, or revoke the exchange privilege

  suspend the telephone order privilege

  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

  change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The Class A and C shares available in this prospectus can be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, most of the information you will need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares (see “Maintaining Your Account - When you exchange shares”). Currently, only certain funds in the fund family offer Class A and C shares.

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In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of a Fund to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of a Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

Distribution and Shareholder Servicing Fees

Each Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, Class A and C pay the Funds’ distributor, Neuberger Berman Management LLC, at an annual rate of 0.25% and 1.00%, respectively, of their average net assets to compensate financial intermediaries for providing distribution related services to each Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Retirement Plans or Accounts

If you use an investment provider, contact your investment provider for information on retirement plans or accounts.

Rollovers from Retirement Plans to IRAs

Assets from a retirement plan may be invested in Class A or C shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges and the

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terms and conditions generally applicable to Class A share investments as described in the prospectus and Statement of Additional Information.

Internet Access

If you use an investment provider, contact your investment provider about the services and information it provides on the Internet.

Distributions and Taxes

Distributions. Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in shares of the same Class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional shares of the distributing Class of the Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax.

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How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Backup Withholding

A Fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from a Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive from you the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700. If you are using an investment provider, consult your investment provider about opening a custodial account.

You must supply your signed taxpayer identification number form to your investment provider, if any, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing Class of a Fund or paid to shareholders in cash.

Because of this, if you buy shares just before a Fund makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from distributions.

Grandfathered Investors

“Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

For Grandfathered Investors, see below for information regarding investment services.

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Systematic Investments. This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDfone ®. Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Internet Access

Grandfathered Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a Fund shareholder, you can use the web site to access account information 24 hours a day.

Retirement Plans

We offer Grandfathered Investors a number of tax-advantaged plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you. Call 800-877- 9700 for information on any Neuberger Berman retirement plan or account.

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Buying Shares - Grandfathered Investors

If you are a Grandfathered Investor buying or selling shares, instructions are provided in the following charts.

Method	Things to know	Instructions

Sending us a check

Your first investment must be at
least $1,000

Additional investments can be
as little as $100

We cannot accept cash, money
orders, starter checks, cashier’s
checks, travelers checks, or
other cash equivalents

You will be responsible for any
losses or fees resulting from a
bad check; if necessary, we
may sell other shares belonging
to you in order to cover these
losses

All checks must be made out
to “Neuberger Berman Funds”;
we cannot accept checks made
out to you or other parties and
signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail,
or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust
  Company
30 Dan Road
Canton, MA 02021

Wiring money	All wires must be for at least $1,000	Before wiring any money, call
800-877-9700 for an order confirmation

Have your financial institution send
your wire to State Street Bank and Trust Company

Include your name, the Fund name, your account number and other information as requested

Exchanging from another fund

All exchanges must be for at
least $1,000

Both accounts involved must be
registered in the same name,
address and taxpayer ID number

An exchange order cannot be
cancelled or changed once it
has been placed

Call 800-877-9700 to place your order

By telephone	We do not accept phone orders for a first investment Additional shares will be purchased when your order is accepted Not available on retirement accounts	Call 800-877-9700 to notify us of your purchase Immediately follow up with a wire or electronic transfer

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

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Selling Shares - Grandfathered Investors

Method	Things to know	Instructions

Sending us a letter

Unless you instruct us otherwise,
we will mail your proceeds by
check to the address of record,
payable to the registered owner(s);
checks will not be forwarded

If you have designated a bank
account on your application, you
can request that we wire the
proceeds to this account; if the
total balance of all of your
Neuberger Berman fund accounts
is less than $200,000, you will be
charged an $8.00 wire fee

You can also request that we
send the proceeds to your
designated bank account by
electronic transfer (ACH) without
a fee

You may need a Medallion
signature guarantee

Please also supply us with your
e-mail address and daytime
telephone number when you
write to us in the event we need
to reach you

Send us a letter requesting us
to sell shares signed by all
registered owners; include your
name, account number, the
Fund name, the dollar amount
or number of shares you want
to sell, and any other instructions

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail,
or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust
  Company
30 Dan Road
Canton, MA 02021

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number

Calling in your order	All phone orders to sell shares
must be for at least $1,000
unless you are closing out an
account

Not available if you have declined
the phone option or are selling
shares in certain retirement
accounts (The only exception is
for those retirement shareholders
who are at least 59 ½ or older
and have their birthdates on file)

Not available if you have changed
the address on the account in the
	past 15 days	Call 800-877-9700 to place your order Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and taxpayer ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order

Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions

107

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, each Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in each Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of each Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at http://www.nb.com/nb/fund_holdings. The complete portfolio holdings for each Fund are generally posted 15-30 days after month-end.

Each Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A and C shares of each Fund.

108

NEUBERGER BERMAN EQUITY FUNDS

Class A and C Shares

If you would like further details on these Funds you can request a free copy of the following documents:

Shareholder Reports The shareholder reports offer information about each Fund, including:

  a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year

  Fund performance data and financial statements

  portfolio holdings.

Statement of Additional Information (SAI) The SAI contains more comprehensive information on these Funds, including:

  various types of securities and practices, and their risks investment limitations and additional policies

  information about each Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Web site: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-9303. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

SEC file number: 811-582
J0089 12/09

Subject to Completion
Preliminary Prospectus Dated October 15, 2009

Neuberger Berman Equity Funds

Institutional Class Shares

Climate Change Fund	Multi-Cap Opportunities Fund
Emerging Markets Equity Fund	Partners Fund
Equity Income Fund	Real Estate Fund
Genesis Fund	Regency Fund
Guardian Fund	Select Equities Fund
International Institutional Fund	Small and Mid Cap Growth Fund
International Large Cap Fund	Small Cap Growth Fund
Large Cap Disciplined Growth Fund	Socially Responsive Fund
Mid Cap Growth Fund

Prospectus [__________]

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Contents

EQUITY FUNDS
Institutional Class Shares
Neuberger Berman Climate Change Fund	2
Neuberger Berman Emerging Markets Equity Fund	10
Neuberger Berman Equity Income Fund	18
Neuberger Berman Genesis Fund	28
Neuberger Berman Guardian Fund	35
Neuberger Berman International Institutional Fund	41
Neuberger Berman International Large Cap Fund	48
Neuberger Berman Large Cap Disciplined Growth Fund	55
Neuberger Berman Mid Cap Growth Fund	63
Neuberger Berman Multi-Cap Opportunities Fund	69
Neuberger Berman Partners Fund	77
Neuberger Berman Real Estate Fund	85
Neuberger Berman Regency Fund	93
Neuberger Berman Select Equities Fund	101
Neuberger Berman Small and Mid Cap Growth Fund	107
Neuberger Berman Small Cap Growth Fund	114
Neuberger Berman Socially Responsive Fund	121

YOUR INVESTMENT
Share Prices	128
Privileges and Services	129
Distributions and Taxes	129
Maintaining Your Account	131
Buying Shares	135
Selling Shares	136
Redemption Fee	137
Market Timing Policy	137
Portfolio Holdings Policy	138
Fund Structure	138

THESE FUNDS:

  are designed for investors with long-term goals in mind, and for the Real Estate Fund, also for current income offer you the opportunity to participate in financial markets through a professionally managed stock portfolio carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency normally invest at least 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. © 2009 Neuberger Berman Management LLC. All rights reserved.

Neuberger Berman Climate Change Fund
Ticker Symbol: NBCLX

Goal & Strategy

The Fund seeks long-term growth of capital by investing in securities issued by companies that are positioned to directly or indirectly benefit from efforts to address the long-term effects of climate change.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks of companies that are positioned to directly or indirectly benefit from efforts to address the long-term effects of climate change (“climate change-related companies”). These companies may include those that are involved in or may benefit from existing practices or innovations designed to curb or mitigate the long- term effects of global warming and other opportunities associated with climate change. To capitalize on trends related to global climate change, the Fund may invest in companies whose businesses are involved with energy production resources, such as wind, solar and hydroelectric technologies; low emission automobile innovations; and alternative fuels. Other examples of climate change-related companies may include companies involved in the following areas:

•	Power Equipment and Construction	•	Water Resources	•	Agriculture

•	Nuclear Energy	•	Clean Coal Technologies	•	Carbon Trading

•	Natural Gas Equipment and Services	•	Automobiles/Hybrids	•	Conservation

•	Energy Efficient Buildings	•	Environmental Equipment	•	Telecommunications

•	Insurance

The Fund may invest in companies of any market capitalization and in domestic and foreign companies, including those located in emerging markets. The Fund may also invest in securities issued in initial public offerings (“IPOs”).

The Fund’s investment decisions are based primarily on the research of Neuberger Berman analysts. The Portfolio Manager uses a bottom-up securities selection approach, which is focused on analyzing sectors in light of a multitude of business issues, including potential exposure to liabilities related to carbon emissions, developments in sustainable and clean fuels, and carbon recapture technologies, in addition to greenhouse gas regulations. The Portfolio Manager conducts extensive fundamental analyses to identify what they believe are reasonably priced companies with attractive long-term prospects and quality management. He also utilizes quantitative measures of value, including price-to-earnings ratios, price-to-book ratios and discounted cash flows, among others. Given the Fund’s focus on global climate change trends, the Portfolio Manager overlays a top-down viewpoint that concentrates on economic, legislative and business developments to identify geographic regions and sectors that may be particularly attractive.

2

The Portfolio Manager may sell a stock when they determine that the stock’s valuation has become excessive, when he believes the underlying investment thesis for the stock has changed, when he perceives stronger opportunities elsewhere, when a position becomes too large or when he believes events warrant a different emphasis.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies that are positioned to directly or indirectly benefit from efforts to address the long-term effects of climate change, without providing shareholders at least 60 days’ notice. This criterion is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

3

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Concentration Risk. The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund may at times be more focused in particular industries, sectors or sub-sectors. As such, its performance would be especially sensitive to developments that significantly affected those businesses. The value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries and sectors.

Climate Change-Related Companies. Climate change-related companies may be particularly susceptible to such factors as environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation, and other domestic and international political, regulatory and economic developments. Companies involved in alternative fuels may also be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. Scientific developments, such as breakthroughs in the remediation of global warming, or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact these companies. Such companies may also be significantly affected by the level or pace of technological change in industries focusing on energy, pollution and environmental control. Because society’s focus on climate change issues is relatively new, there could be significant changes of emphasis and direction, and rapid technological change, rendering even new approaches and products obsolete.

Foreign Securities. Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks — sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Market Capitalization Risk. To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

4

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

IPO Risk. Securities purchased in IPOs may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic reasons. Additionally, investments in IPOs may magnify the Fund’s performance if it has a small asset base. The Fund is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the Fund will be able to obtain proportionately larger IPO allocations.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

5

Performance

When this prospectus was prepared, no class of the Fund had completed a full calendar year of operations. Accordingly, performance charts are not included.

6

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
(% of amount redeemed or exchanged)
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees*	1.00
Distribution (12b-1) fees	None
Other expenses**	24.01
Acquired fund fees and expenses***	0.06
Total annual operating expenses	25.07
Minus: Expense reimbursement	24.04
Net expenses****	1.03

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years
Expenses	$105	$328

*	“Management fees” includes investment management and administration fees.

**	“Other expenses” are based on estimated amounts for the current fiscal year.

***

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate. These amounts are estimated based on the anticipated composition of the Fund’s investments for the current fiscal year.

****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012 so that the total annual operating expenses of that class are limited to 0.95% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.95% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

7

Investment Management

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $196.97 billion in total assets (as of 9/30/2008) and continue an asset management history that began in 1939. The Fund pays the Manager fees at the annual rate of 0.85% of the first $250 million, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of amounts in excess of $1 billion of the Fund’s average daily net assets for investment management services and 0.15% of the Institutional Class of the Fund’s average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s annual report dated August 2008.

Portfolio Manager

Ronald B. Silvestri is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. He is the firm’s utility and alternative energy analyst as well as co Portfolio Manager of Neuberger Berman Energy Fund for Neuberger Berman LLC. Mr. Silvestri has managed the Fund since its inception. Mr. Silvestri has over 15 years of experience covering utilities and related sectors. Mr. Silvestri joined Neuberger Berman in late 2005, having spent the previous 10 years at another firm as an analyst and portfolio manager covering global utilities, independent power producers, alternative energy, telecommunications and natural gas sectors.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

8

Financial Highlights

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income	0.06
	Net gains/losses — realized and unrealized	(1.13)
	Subtotal: income from investment operations	(1.07)
Minus:	Distributions to shareholders
	Income dividends	—
	Capital gains distributions	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	8.93

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.95(5)
Gross expenses(2)		25.07(5)
Expenses(3)		0.95(5)
Net investment income — actual		1.72(5)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(10.70)(6)
Net assets at end of year (in millions of dollars)		2.1
Portfolio turnover rate (%)		71(6)

All figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 5/1/2008 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

9

Neuberger Berman Emerging Markets Equity Fund
Ticker Symbol: NEMIX

Goal & Strategy

The Fund seeks long-term growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries.

The Portfolio Manager uses a bottom-up securities selection approach focusing on fundamental analysis and overlays top-down country criteria that concentrate on economic, legislative and business developments to identify geographic regions and sectors that may be particularly attractive. The Portfolio Manager seeks companies that are expected to grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics:

  stock prices undervalued relative to long-term cash flow growth potential;

  industry leadership;

  potential for significant improvement in the company’s business;

  sufficient liquidity;

  strong financial characteristics;

  strong corporate governance practices; and

  management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may also invest in exchange traded funds and foreign real estate companies. The Fund may invest a significant portion of its assets in exchange traded funds.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers in emerging market countries, without providing shareholders at least

10

60 days’ notice. This criterion is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Emerging Market Countries

The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index. Emerging market countries are generally considered to be those countries whose economies are less developed than countries, such as the United States or most nations in Western Europe.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

11

Main Risks

Most of the Fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in a similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide.

Foreign and Emerging Market Risk. Foreign securities are riskier than comparable U.S. securities. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information about the issuer, the markets or the local government or economy will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater for securities of issuers in emerging market countries.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. These countries may also have less developed legal and accounting systems. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. From time to time, the Fund may hedge against some currency risks; however, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

Market Capitalization Risk. To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than funds not focusing on those stocks. By investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

12

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, the stocks of smaller companies are often more volatile and less liquid than those of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

Sector Risk. Although the Fund seeks to remain diversified across countries and geographical regions, the Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund may at times be more focused in particular industries. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

Growth and Value Investing Risk. Since the Portfolio Manager seeks companies that are expected to grow faster than relevant markets and whose security prices do not fully reflect their potential for growth, the Fund is subject to the risks of both growth investing and value investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Investment Company Risk. The investment performance of the Fund is affected by the investment performance of any investment companies, including exchange traded funds, in which the Fund invests. The Fund may invest a significant portion of its assets in exchange traded funds. Through its investment in exchange traded funds and other investment companies, the Fund is subject to the risks of the investment companies’ investments and to the investment companies’ expenses.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss. When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

13

Performance

When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.

14

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees (% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee*	2.00
Exchange Fee*	2.00
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	1.15
Distribution (12b-1) fees	None
Other expenses***	0.94
Total annual operating expenses	2.09
Minus: Expense reimbursement	0.84
Net expenses****	1.25

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years
Expenses	$127	$397

*	These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See “Redemption Fee” for more information.

**	“Management fees” includes investment management and administration fees.

***	“Other expenses” are based on estimated amounts for the current fiscal year.

****

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012 so that the total annual operating expenses of that class are limited to 1.25% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

15

Investment Manager

Neuberger Berman Management LLC, formerly, Neuberger Berman Management Inc. (the “Manager”), is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $285.6 billion in total assets (as of 6/30/2008) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 1.000% of the first $250 million, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.85% of amounts in excess of $4 billion of the Fund’s average daily net assets for investment management services and 0.15% of its average daily net assets for administrative services provided to Institutional Class shares of the Fund.

Portfolio Manager

Conrad Saldanha, CFA, is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. Mr. Saldanha joined the firm in 2008 and is a Portfolio Manager for the International Equity team and is responsible for Emerging Market equities. Prior to joining the firm, he held several positions at another asset manager from 1996 and, most recently, was vice president and co-portfolio manager on the Global Emerging Markets product, as well as the portfolio manager for the Indian Equity strategy for this asset manager. Prior positions with this asset manager include vice president for International and European equities and analyst for International, European and Emerging equities.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

16

Financial Highlights

When this prospectus was prepared, the Institutional Class of the Fund was new and had no financial highlights to report.

17

Neuberger Berman Equity Income Fund
Ticker Symbol: NBHIX

Goal & Strategy

The Fund seeks total return emphasizing both current income and capital appreciation.

To pursue this goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts (“REITs”), convertible securities, Canadian income trusts and common stocks. The Fund may invest in companies of any market capitalization. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor’s 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund may also employ the use of options to attempt to enhance the current return on its securities or to protect against a sharp drop in prices. More specifically, the Fund may write calls against positions in the portfolio (“covered calls”), write puts on individual stocks, or buy puts on individual stocks or on market indices.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers have access to Neuberger Berman’s research analysts. Neuberger Berman currently has 22 research analysts who cover approximately 300 stocks from a universe of all publicly traded companies. The analysts are involved primarily in equity research, which includes, among other techniques, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage. The research analysts develop operating models of the companies under coverage, applying rigorous valuation techniques to help choose what they believe to be attractive investments. On average, the research analysts have 13 years of investment research experience and in-depth knowledge of their industries and companies. The research analysts are “buy-side” analysts with a primary mission to find what they believe are attractive investment opportunities at the right time and price.

In addition to relying on Neuberger Berman research analysts, the Portfolio Managers conduct their own research and analysis. This includes company visits to view operations, meeting with management to gain a better understanding of the capital allocation process and corporate strategy, and employing an analytical framework in an effort to detect deception and monitor accounting quality.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities; it will not change this strategy without providing shareholders at least 60 days’ advance notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in market values will not require the Fund to dispose of a holding.

Value Investing

At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors

18

under-appreciate the business potential of these companies, or are distracted by transient or non- fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

All Cap: Large-, Mid- and Small-Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility.

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for equity securities. Convertible securities generally have features of both common stocks and debt securities. Convertible securities ordinarily provide a stream of income with generally higher yields than common stocks, but lower than non-convertible debt. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s governing instrument.

Canadian Income Trusts

Canadian income trusts commonly hold debt or equity securities in an underlying active business. Income trusts generally fall into four sectors: business trusts, utility trusts, resource trusts and real estate investment trusts. Income trusts are generally a more tax efficient way for a business to pay

19

income to its investors. The value of an income trust can rise or fall for the same reasons that affect equity securities or because of changes to interest rates.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

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Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

Dividends. Dividends the Fund receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. Qualified dividend income received by the Fund and distributed to its shareholders will generally be eligible for the reduced tax rate applicable to such income. Recently enacted tax legislation extended the reduced tax rate so that it will expire for taxable years beginning on or after January 1, 2011. A portion of the distributions that the Fund receives may be a return of capital.

Interest Rate Risk. Interest rate risk is the risk that certain investments, including dividend-paying common stocks such as REIT common shares, will decline in value because of changes in interest rates. When market interest rates rise, the market value of such securities generally will fall.

Canadian Income Trusts. An investment in units of a Canadian income trust is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (which include a fund that invests in the income trust) could be held responsible for such obligations. Income trusts created pursuant to Canadian tax laws allow for the elimination or minimization of Canadian income tax at the entity level if substantially all of the income is passed through to the unit holders. There can be no assurance that income tax laws and government incentive programs will not be changed in a manner which adversely affects unit holders.

REITs and Other Real Estate Companies. To the extent the Fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack

21

of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the Fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

Utility Companies. To the extent the Fund invests in the utilities sector, its performance will also be affected by the performance of utility companies. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Covered Calls. A “covered call” involves selling a call option (or the right to purchase a security at a specific price within a given time period) while simultaneously holding an equivalent position in the underlying security. When writing a covered call option, the Fund, in return for a premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If the option expires unexercised (because the stock has declined), the Fund keeps the premium; however, the premium may be offset by a decline in the market value of the underlying security during the option period. If the holder exercises the option, the stock must be delivered, but because the Fund already owns the stock, risk is limited.

Put Options. A put option involves buying the right to sell a security at a specific price within a given time period. The Fund also may purchase put options on securities indices. The Fund may purchase put options for any number of reasons including: to manage exposure to changes in securities prices; to increase the Fund’s exposure to a specific part or broad segment of the U.S. market; to enhance income; to protect the value of a security; and to serve as a cash management tool. Put options may not always be successful hedges and their prices can be highly volatile. If a put option that the Fund has purchased expires unexercised (due to an increase in the value of the underlying security), the Fund will lose the amount of the premium. The Fund may also write put options, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund will receive a premium for writing a put option. The Fund may be obligated to purchase the underlying security at more than its current value.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of the total assets of the Fund in each of those sectors. If it emphasizes one or both of those sectors, your investment in the Fund will be linked to the performance of the real estate sector, the utilities sector or both sectors. To the extent it

22

emphasizes either sector, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries or sectors.

Value Investing. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Foreign Securities. The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign securities are riskier than comparable U.S. securities. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information about the issuer, the markets or the local government or economy will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. Over a given period of time, foreign securities may underperform U.S. securities – sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time- zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

23

Performance

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from the last calendar year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
								5.83	-22.24

Best quarter: Q2 '08, 4.79%
Worst quarter: Q4 '08, -19.57%
Year-to-date performance as of 9/30/2009: 18.60%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	Since Inception (11/2/2006)
Equity Income Fund
Return Before Taxes	-22.24	-7.17
Return After Taxes on
Distributions	-22.64	-8.05
Return After Taxes on
Distributions and
Sale of Fund Shares	-14.03	-6.22
S&P 500 Index	-37.00	-15.64

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*

The above performance is that of the Equity Income Fund Trust Class prior to June 9, 2008. On June 9, 2008, Trust Class shares of Equity Income Fund converted into Institutional Class shares of Equity Income. Because the Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

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Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual Operating Expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**	0.70
Distribution (12b-1) fees	None
Other expenses	[2.66]
Acquired fund fees and expenses***	[0.05]
Total annual operating expenses	[3.41]
Minus: Expense reimbursement	[2.56]
Net expenses****	[0.85]

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	[$87]	[$271]	[$1,054]	[$3,122]

*	The figures in the table are based on last year’s expenses.
**	"Management fees” includes investment management and administration fees.
***

"Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2013, so that the total annual operating expenses of the Institutional Class of the Fund are limited to 0.80% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.80% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management/administration fees paid to the Manager by the Fund’s Institutional Class were [ ]% of average daily net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund’s semi-annual report dated February 2008.

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Portfolio Managers

Richard Levine is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been a Portfolio Manager with the firm since 1989 and has served as Portfolio Manager since the Fund’s inception.

Anthony Gleason, CFA, is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been a Portfolio Manager with the firm since 1999 and has served as Portfolio Manager since the Fund’s inception.

Alexandra Pomeroy is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. She has been a Portfolio Manager with the firm since 2005 and has served as Portfolio Manager since the Fund’s inception. Prior to that, she worked at another leading financial services firm for five years advising fund managers in her role as a relationship manager in the institutional research sales department.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.

26

Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	10.52
Plus:	Income from investment operations
	Net investment income	0.25	0.31
	Net gains/losses — realized and unrealized	0.52	0.40
	Subtotal: income from investment operations	0.77	0.71
Minus:	Distributions to shareholders
	Income dividends	0.25	0.27
	Capital gains distributions	0.00	0.24
	Subtotal: distributions to shareholders	0.25	0.51
Equals:	Share price (NAV) at end of year	10.52	10.72

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.00(5)	0.96
Gross expenses(2)		2.91(5)	3.63
Expenses(3)		1.00(5)	0.97
Net investment income — actual		2.81(5)	2.94

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		7.73(6)	7.01
Net assets at end of year (in millions of dollars)		5.4	5.6
Portfolio turnover rate (%)		26(6)	48

The above figures for the period prior to June 9, 2008 are from the Equity Income Fund Trust Class. On June 9, 2008, Trust Class shares of Equity Income Fund converted into Institutional Class shares of Equity Income Fund. All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Period from 11/2/2006 (beginning of operations) to 8/31/2007.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

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Neuberger Berman Genesis Fund
Ticker Symbol: NBGIX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion. The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include:

  above-average returns

  an established market niche

  circumstances that would make it difficult for new competitors to enter the market the ability to finance their own growth

  sound future business prospects.

This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Value Investing

At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non- fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

28

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Stock prices of many smaller companies are based on future expectations. The Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the Fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

To the extent the Portfolio Managers commit a portion of the Fund’s assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

29

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

30

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
4.24	33.00	12.39	-2.74	32.00	18.98	16.61	7.50	22.12	-32.67

Best quarter: Q4 '01, 15.50%
Worst quarter: Q4 '08, -26.48%
Year-to-date performance as of 9/30/2009: 18.57%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	-32.67	4.17	9.39
Return After Taxes on
Distributions	-33.28	3.05	8.36
Return After Taxes on
Distributions and
Sale of Fund Shares	-20.49	3.80	8.18
Russell 2000 Index	-33.79	-0.93	3.02

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Description:
The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*

Through 12/15/2000, Genesis Fund Institutional Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Institutional Class. Performance from the beginning of the measurement period above to is that of Genesis Fund Investor Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

31

Investor Expenses

The Fund does not charge you any fees for buying or selling shares or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.81
Distribution (12b-1) fees	None
Other expenses	[0.04]
Acquired fund fees and expenses***	[0.01]
Total annual operating expenses	[0.86]

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	[$88]	[$274]	[$477]	[$1,061]

*	The figures in the table are based on last year’s expenses.
**	"Management fees” includes investment management and administration fees.
***

"Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC or an affiliate.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management/administration fees paid to the Manager were [ ]% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

32

Portfolio Managers

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management LLC and Managing Directors of Neuberger Berman LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Ms. Vale has co-managed the Fund’s assets since 1994. Mr. D’Alelio joined the firm in 1996 and has co-managed the Fund’s assets since 1997.

Michael L. Bowyer and Brett S. Reiner are Vice Presidents of Neuberger Berman Management LLC and Managing Directors of Neuberger Berman LLC. Bowyer and Reiner have been members of the Small Cap Group since 2001 and 2003, respectively. Mr. Bowyer joined the firm in 1996 and Mr. Reiner in 2000. They are the Associate Portfolio Managers of the Fund.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

33

Financial Highlights

YEAR ENDED AUGUST 31,		2005	2006	2007	2008	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	36.98	46.66	47.95	51.52
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)	0.01	0.32	(0.01)
	Net gains (losses) — realized and unrealized	10.91	2.34	7.68	4.90
	Subtotal: income from investment operations	10.89	2.35	8.00	4.89
Minus:	Distributions to shareholders
	Income dividends	—	—	0.78	0.23
	Capital gain distributions	1.21	1.06	3.65	8.09
	Subtotal: distributions to shareholders	1.21	1.06	4.43	8.32
Equals:	Share price (NAV) at end of year	46.66	47.95	51.52	48.09

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.85	0.85	0.84	0.84
Gross expenses(1)		0.85	0.85	0.85	0.85
Expenses(2)		0.85	0.85	0.85	0.84
Net investment income (loss) — actual		(0.06)	0.03	0.65	(0.03)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return(%)(3)		29.95	5.05	17.73	10.48
Net assets at end of year (in millions of dollars)		1,788.7	2,625.7	3,307.5	4,781.4
Portfolio turnover rate (%)		11	19	25	18

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

34

Neuberger Berman Guardian Fund
Ticker Symbol: NGDLX

Goal & Strategy

The Fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of these well positioned businesses when they believe they are undervalued by the market.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifing their portfolio.

Valuation Sensitive Investing

In addition to traditional value investing - i.e., looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures - we may also buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to our estimates. We look for these companies to rise in price as they outperform Wall Street’s expectations, because some aspects of the business have not been fully appreciated or appropriately priced by other investors.

35

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

The Fund holds a relatively concentrated portfolio that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

36

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
2.35	8.46	-1.86	-1.84	-25.75	35.14	16.06	8.44	13.48	7.61

Best quarter: Q4 ’98, 23.12%
Worst quarter: Q3 ’98, -26.19%
Year-to-date performance as of 9/30/2008: -16.10%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	5 Years	10 Years
Guardian Fund
Return before taxes	7.61	15.74	5.13
Return after taxes on distributions	5.69	15.04	3.44
Return after taxes on distributions and sale of Fund shares	7.44	13.84	3.77
S&P 500 Index	5.49	12.83	5.91

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*	The above performance is that of Neuberger Berman Guardian Fund Investor Class. Because the Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during that time might have been different if current policies had been in effect.

37

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees*	0.64
Distribution (12b-1) fees	None
Other expenses**	0.14
Total annual operating expenses	0.78
Minus: Expense reimbursement	0.02
Net expenses***	0.76

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$78	$243	$425	$958

*“	Management fees” includes investment management and administration fees.
**“	Other expenses” are based on estimated amounts for the current fiscal year and estimated net assets of $25,000,000.
***

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012, so that the total annual operating expenses of that class are limited to 0.75% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management fees paid to the Manager were 0.89% of average net assets before reimbursements. The Institutional Class of the Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

38

Portfolio Managers

Arthur Moretti is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. Mr. Moretti joined each firm in 2001 and has managed the Fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. She has been an Associate Manager of the Fund since December 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Mamundi Subhas, CFA, is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. Mr. Subhas is an Associate Portfolio Manager. He has been an Associate Manager of the Fund since December 2008. He joined the firm in 2001.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

39

Financial Highlights

YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.92	14.46	17.52	18.64	19.89
Plus:	Income from investment operations
	Net investment income	0.05	0.13	0.08	0.14	0.11
	Net gains (losses) — realized and unrealized	1.53	2.98	1.16	2.49	(1.05)
	Subtotal: income from investment operations	1.58	3.11	1.24	2.63	(0.94)
Minus:	Distributions to shareholders
	Income dividends	0.04	0.05	0.12	0.07	0.13
	Capital gain distributions	—	—	—	1.31	2.24
	Subtotal: distributions to shareholders	0.04	0.05	0.12	1.38	2.37
Equals:	Share price (NAV) at end of year	14.46	17.52	18.64	19.89	16.58

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.
Net expenses — actual		0.90	0.90	0.88	0.87	0.88
Gross expenses(1)		0.90	0.90	0.88	0.87	0.89
Expenses(2)		0.91	0.90	0.89	0.88	0.89
Net investment income — actual		0.35	0.83	0.47	0.69	0.59

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		12.24	21.52	7.09	14.48	(5.38)
Net assets at end of year (in millions of dollars)		1,300.6	1,415.2	1,417.0	1,441.6	1,252.9
Portfolio turnover rate (%)		25	20	34	20	42

The above figures are from the Guardian Fund Investor Class. The above figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower if Neuberger Berman Management LLC had not waived a portion of investment management fees.

40

Neuberger Berman International Institutional Fund
Ticker Symbol: NBIIX

This Fund is closed to new investors.

Goal & Strategy

The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifing their portfolio.

Growth and Value Investing

The Fund uses a blend of growth and value strategies. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

41

Main Risks

Most of the Fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks — sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The Fund may use derivatives for hedging and for speculation. Hedging could reduce the Fund’s losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss. A derivative instrument, whether used for hedging or speculation, could fail to perform as expected, causing a loss for the Fund.

42

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

43

Performance

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
								23.22	3.85

Best quarter: Q4 '06, 12.30%
Worst quarter: Q4 '07, -5.16%
Year-to-date performance as of 9/30/2008: -30.04%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007

	1 Year	Since Inception 6/17/2005
International Institutional Fund
Return Before Taxes	3.85	16.76
Return After Taxes on Distributions	-0.13	14.48
Return After Taxes on Distributions and Sale of Fund Shares	4.87	13.63
MSCI EAFE Index	11.63	21.28

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Description:
The MSCI EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

Performance Measures

The information on this page provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the Fund and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include cost of investment.

44

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees (% of amount redeemed)	None
These are deducted directly from your investment.
Redemption Fee*	2.00
Annual operating expenses (% of average net assets)**
These are deducted from Fund assets, so you pay them indirectly
Management fees***	0.99
Distribution (12b-1) fees	None
Other expenses	0.13
Acquired fund fees and expenses****	0.01
Total annual operating expenses	1.13
Minus: Expense reimbursement	0.26
Net expenses*****	0.87

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$89	$278	$482	$1,073

*	This fee is charged on investments held 60 days or less, whether Fund shares are redeemed for shares of another fund. See “Redemption Fee” for more information.
**	The figures in the table are based on last year’s expenses.
***“	Management fees” includes investment management and administration fees.
****“

Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

*****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2019, so that the total annual operating expenses of that class of the Fund are limited to 0.85% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

In addition, NBM has voluntarily undertaken to waive or reimburse certain expenses of the Institutional Class of the Fund so that its total annual operating expenses are limited to 0.80% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions and extraordinary expenses and is in addition to the contractual undertaking described in the paragraph above. NBM may, at its sole discretion, terminate this voluntary commitment with notice to the Fund.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management/administration fees paid to the Manager were 0.99% of average net assets before reimbursements.

45

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund’s semi-annual report dated February 2008.

Portfolio Manager

Benjamin Segal is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Segal joined the firm in 1999 and has been the Portfolio Manager since November 2003. Prior to that, he was a co-Portfolio Manager since 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

Please see the Statement of Additional Information for additional information about the Portfolio Managers compensation, other accounts managed by the Portfolio Manager, and the Portfolio Managers ownership of Fund shares.

46

Financial Highlights

YEAR ENDED AUGUST 31,		2005(1)	2006	2007	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	10.95	12.69	14.44
Plus:	Income from investment operations
	Net investment income	0.00	0.22	0.20	0.28
	Net gains/losses — realized and unrealized	0.95	1.60	2.04	(2.42)
	Subtotal: income from investment operations	0.95	1.82	2.24	(2.14)
Minus:	Distributions to shareholders
	Income dividends	—	0.03	0.18	0.50
	Capital gain distributions	—	0.05	0.31	1.96
	Subtotal: distributions to shareholders	—	0.08	0.49	2.46
Equals:	Share price (NAV) at end of year	10.95	12.69	14.44	9.84

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.85(2)	0.85	0.83	0.80
Gross expenses(3)		2.90(2)	1.20	1.12	1.11
Expenses(4)		0.85(2)	0.85	0.83	0.81
Net investment income — actual		0.14(2)	1.78	1.44	2.32

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)		9.50(6)	16.68	17.97	(16.90)
Net assets at end of year (in millions of dollars)		42.2	627.6	574.3	411.5
Portfolio turnover rate (%)		14(6)	45	59	58

The figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 6/17/2005 (beginning of operations) to 8/31/2005.

(2)	Annualized.

(3)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees and/or the Fund had not utilized its line of credit.

(4)	Shows what this ratio would have been if there had been no expense offset arrangements.

(5)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees and/or the Fund had not utilized its line of credit.

(6)	Not annualized.

47

Neuberger Berman International Large Cap Fund
Ticker Symbol: NILIX

Goal & Strategy

The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging industrialized markets. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies without providing shareholders at least 60 days’ advance notice.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifing their portfolio.

Growth and Value Investing

The Fund uses a blend of growth and value strategies. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

48

Main Risks

Most of the Fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks — sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or sectors whose economic performance falls short.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The Fund may use derivatives for hedging and for speculation. Hedging could reduce the Fund’s losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss. A derivative instrument, whether used for hedging or speculation, could fail to perform as expected, causing a loss for the Fund.

49

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

50

Performance

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from the last calendar year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
8.52

Best quarter: Q2 ’07, 8.73%
Worst quarter: Q4 ’07, -3.11%
Year-to-date performance as of 9/30/2008: -27.40%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	Since Inception (8/1/2006)
International Large Cap Fund
Return Before Taxes	8.52	16.81
Return After Taxes on Distributions	7.19	15.67
Return After Taxes on Distributions and Sale of Fund Shares	6.12	13.88
MSCI EAFE Index	11.63	18.27

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Description:
The MSCI EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

*

Performance from the beginning of the measurement period above to 10/6/2006 is that of the International Large Cap Fund Trust Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Trust Class.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

51

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees (% of amount redeemed or exchanged)	None
These are deducted directly from your investment.
Redemption Fee*	2.00
Exchange Fee*	2.00
Annual Fund Operating Expenses
(% of average net assets)**
These are deducted from Fund assets, so you pay them indirectly.
Management fees***	0.70
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses****	0.02
Total annual operating expenses	1.00
Minus: Expense reimbursement	0.05
Net expenses*****	0.95

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$97	$303	$537	$1,210

*	These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
**	The figures in the table are based on last year’s expenses.
***“	Management fees” includes investment management and administration fees.
****“

Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

*****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012, so that the total annual operating expenses of that class of the Fund are limited to 0.90% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.90% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management/administration fees paid to the Manager were 0.70% of average net assets before reimbursements.

52

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2008.

Portfolio Manager

Benjamin Segal is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since its inception in 2006. He has been a Portfolio Manager at Neuberger Berman Management LLC since 2000, with responsibility for other mutual funds advised by the Manager.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

53

Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.19	12.11
Plus:	Income from investment operations
	Net investment income	0.19	0.29
	Net gains/losses — realized and unrealized	1.80	(1.63)
	Subtotal: income from investment operations	1.99	(1.34)
	Redemption fees	0.00	0.00
Minus:	Distributions to shareholders
	Income dividends	0.06	0.22
	Capital gain distributions	0.01	0.40
	Subtotal: distributions to shareholders	0.07	0.62
Equals:	Share price (NAV) at end of year	12.11	10.15

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.89(5)	0.92
Gross expenses(2)		0.99(5)	0.97
Expenses(3)		0.90(5)	0.93
Net investment income — actual		1.80(5)	2.59

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		19.56(6)	(11.60)
Net assets at end of year (in millions of dollars)		111.0	114.4
Portfolio turnover rate (%)		23(7)	97

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 10/6/2006 (beginning of operations) to 8/31/2007.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Shows what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2007.

54

Neuberger Berman Large Cap Disciplined Growth Fund
(formerly known as Neuberger Berman Century Fund)
Ticker Symbol: NLDLX

Goal & Strategy

The Fund seeks long-term growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, they seek to buy large-capitalization companies with strong historical and prospective earnings growth that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include:

  new product development

  management changes

  demographic shifts

  regulatory changes

  mergers, acquisitions and corporate reorganizations.

The Portfolio Managers then look to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when:

  an expected catalyst does not materialize

  a catalyst’s impact is below expectations

  the fundamental picture for the company or industry deteriorates more attractive alternatives are available at better valuation levels we believe the stock has become fully valued

  it grows too large relative to the rest of the portfolio.

As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52 week high and reevaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio. In addition, the Portfolio Managers typically will sell a position that grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in common stock of large-capitalization companies without providing shareholders at least 60 days’ advance notice.

55

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

Large-Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times. Compared to smaller companies, large-cap companies can be slower to respond to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

56

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause the Fund to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

57

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

58

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
	-15.48	-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93

Best quarter: Q4 '01, 20.00%
Worst quarter: Q1 '01, -28.50%
Year-to-date performance as of 3/31/2009: -4.71%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	5 Years	Since Inception (12/6/1999)
Large Cap Disciplined Growth Fund
Return before taxes	-34.93	-2.07	-6.72
Return after taxes on distributions	-34.93	-2.07	-6.73
Return after taxes on distributions and sale of Fund shares	-22.70	-1.74	-5.44
Russell 1000 Growth Index	-38.44	-3.42	-7.07

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:
The Russell 1000 Growth Index is an unmanaged index of U.S. mid- and large-cap growth stocks.

*

The above performance is that of Neuberger Berman Large Cap Disciplined Growth Fund Investor Class (formerly known as Neuberger Berman Century Fund Investor Class). Because the Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

59

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees*	0.70
Distribution (12b-1) fees	None
Other expenses**	2.09
Acquired fund fees and expenses***	0.01
Total annual operating expenses	2.80
Minus: Expense reimbursement	2.04
Net expenses****	0.76

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$78	$243	$891	$2,641

*“	Management fees” includes investment management and administration fees.
**“	Other expenses” are based on estimated amounts for the current fiscal year.
***“

Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2013, so that the total annual operating expenses of that class are limited to 0.75% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $165 billion in total assets (as of 12/31/2008) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.55% of average net assets. The Institutional Class of the Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

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Portfolio Managers

Daniel D. Rosenblatt is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

John J. Barker is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

Daniel J. Fletcher, CFA, is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

Lawrence K. Fisher is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Fisher has been a Portfolio Manager of the Fund since June 2008, and he joined Neuberger Berman in 1998.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

61

Financial Highlights

YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	5.42	5.54	6.22	6.52	7.45
Plus:	Income from investment operations
	Net investment income (loss)	(0.03)	0.01	(0.02)	(0.00)	(0.00)
	Net gains (losses) — realized and unrealized	0.15	0.67	0.33	0.93	(0.06)
	Subtotal: income from investment operations	0.12	0.68	0.31	0.93	(0.06)
Minus:	Distributions to shareholders
	Income dividends	—	—	0.01	—	—
	Subtotal: distributions to shareholders	—	—	0.01	—	—
Equals:	Share price (NAV) at end of year	5.54	6.22	6.52	7.45	7.39

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.49	1.47	1.49	1.50	1.50
Gross expenses(1)		2.05	2.35	2.51	2.44	2.53
Expenses(2)		1.50	1.50	1.51	1.51	1.51
Net investment income (loss) — actual		(0.55)	0.09	(0.27)	(0.02)	(0.00)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		2.21	12.27	4.92	14.26	(0.81)
Net assets at end of year (in millions of dollars)		14.3	11.2	10.4	10.0	11.9
Portfolio turnover rate (%)		66	107	64	46	167

The above figures are from Large Cap Disciplined Growth Fund Investor Class (formerly known as Century Fund Investor Class). The above figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

62

Neuberger Berman Mid Cap Growth Fund
Ticker Symbol: NBMLX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

  financial condition (such as debt to equity ratio)

  market share and competitive leadership of the company’s products earnings growth relative to competitors

  market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies without providing shareholders at least 60 days’ advance notice.

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

63

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

64

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
16.39	50.76	-11.42	-29.66	-31.23	30.57	16.22	13.38	14.59	21.82

Best quarter: Q4 '99, 49.01%
Worst quarter: Q3 '01, -30.09%
Year-to-date performance as of 9/30/2008: -22.73%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	5 Years	10 Years
Mid Cap Growth Fund
Return Before Taxes	21.82	19.15	6.09
Return After Taxes on Distributions	21.82	19.15	4.93
Return After Taxes on Distributions and Sale of Fund Shares	14.18	16.99	4.90
Russell Midcap Growth Index	11.43	17.90	7.59
Russell Midcap Index	5.60	18.21	9.91

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Descriptions:
The Russell MidCap Growth Index is an unmanaged index of U.S.mid-cap growth stocks.
The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

*

Performance from the beginning of the measurement period above to 4/18/2007 is that of the Mid Cap Growth Fund Investor Class (formerly known as Manhattan Fund Investor Class). Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

Because the Fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance during that time might have been different if current policies had been in effect.

65

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.69
Distribution (12b-1) fees	None
Other expenses	0.10
Acquired fund fees and expenses***	0.01
Total annual operating expenses	0.80
Minus: Expense reimbursement	0.03
Net expenses****	0.77

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$79	$246	$435	$981

*	The figures in the table are based on last year’s expenses.
**“	Management fees” includes investment management and administration fees.
***“

Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its univested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012 so that the total annual operating expenses of that class of the Fund are limited to 0.75% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management/administration fees paid to the Manager were 0.69% of average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

66

Portfolio Manager

Kenneth J. Turek, a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

67

Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	9.97	10.55
Plus:	Income from investment operations
	Net investment loss	(0.01)	(0.02)
	Net gains (losses) — realized and unrealized	0.59	(0.96)
	Subtotal: income from investment operations	0.58	(0.98)
Minus:	Distributions to shareholders
	Capital gain distributions	—	—
	Subtotal: distributions to shareholders	—	—
Equals:	Share price (NAV) at end of year	10.55	9.57

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.74(5)	0.75
Gross Expenses(2)		1.03(5)	0.78
Expenses(3)		0.75(5)	0.75
Net investment loss — actual		(0.25)(5)	(0.22)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		5.82(6)	(9.29)
Net assets at end of year (in millions of dollars)		18.1	51.1
Portfolio turnover rate (%)		49(7)	70

The figures above have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 4/19/2007 (beginning of operations) to 8/31/2007.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fees.

(3)	Shows what this ratio would have been if there had been no expense offset arrangements

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees.

(5)	Annualized.

(6)	Not Annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2007.

68

Neuberger Berman Multi-Cap Opportunities Fund
(formerly known as Neuberger Berman Research Opportunities Fund)
Ticker Symbol:

Goal & Strategy

The Fund seeks long-term total return.

To pursue this goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies with the potential to increase in value.  This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors. The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company specific, industry and market factors.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund may invest up to 20% of its net assets in foreign equity securities.

Multi-Cap: Large, Mid and Small Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility.

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Growth and Value Investing

The Fund may invest in a blend of growth and value stocks. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

69

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

70

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector relative to its benchmark, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

With value stocks, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Companies that are considered “special situations” include, among other things: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from bankruptcy; initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. The principal risk associated with special situations is that certain of such situations may not happen or the market may react differently than expected to such situations, in which case the Fund may realize

71

losses. Furthermore, a special situation, such as a pending restructuring or spin-off, may be renegotiated, terminated or involve a longer time frame than originally contemplated, in which case the Fund may realize losses. In addition, certain special situations, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain special situations and management of such companies may be addressing a situation with which it has little experience.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign securities are riskier than comparable U.S. securities. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information about the issuer, the markets or the local government or economy will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. Over a given period of time, foreign securities may underperform U.S. securities – sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time- zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

The Fund is permitted to be non-diversified. This means that the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer increases the Fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holding, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

72

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
								7.28	-35.97

Best quarter: Q2 '07, 7.24%
Worst quarter: Q4 '08, -23.02%
Year-to-date performance as of 9/30/2009: 21.19%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	Since Inception 11/2/2006
Multi-Cap Opportunities Fund
Return Before Taxes	-35.97	-13.93
Return After Taxes on Distributions	-36.16	-14.46
Return After Taxes on Distributions and Sale of Fund shares	-23.14	-11.71
S&P 500 Index	-37.00	-15.64

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*

The above performance is that of Neuberger Berman Multi-Cap Opportunities Fund Trust Class (formerly known as Neuberger Berman Research Opportunities Fund Trust Class). Because the Institutional Class has lower expenses, its performance typically would have been better than that of the Trust Class. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

Because the Fund had a lower management fee and a different strategy, which included investing only in stocks rated “Buy” by Neuberger Berman research analysts, prior to December [ ], 2009, its performance prior to that date might have been different if current policies had been in effect.

73

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees*	0.75
Distribution (12b-1) fees	None
Other expenses**	0.54
Total annual operating expenses	1.29
Minus: Expense reimbursement	0.29
Net expenses***	1.00

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$102	$318	$619	$1,476

*	"Management fees” includes investment management and administration fees and reflect an increase in the investment management fee effective [ ], 2009.
**	"Other expenses” are based on estimated amounts for the current fiscal year.
***

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2013, so that the total annual operating expenses of that class are limited to 1.00% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management fees paid to the Manager were [ ]% of average net assets. Effective [ ], the Fund will pay the Manager fees at the annual rate of 0.600% of the first $250 million of the Fund’s average daily net assets, 0.575% of the next $250 million, 0.550% of the next $250 million, 0.525% of the next $250 million, 0.500% of the next $500 million, 0.475% of the next $2.5 billion and 0.450% of average daily net assets in excess of $4 billion for investment services. The Institutional Class of the Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

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Portfolio Manager

Richard S. Nackenson is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He is also a Senior Portfolio Manager for separate accounts at Neuberger Berman. He has been a Portfolio Manager of the Fund since December 2009. Mr. Nackenson joined Neuberger Berman in 1999.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

75

Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	11.14
Plus:	Income from investment operations
	Net investment income	0.04	0.05
	Net gains/losses — realized and unrealized	1.12	(0.86)
	Subtotal: income from investment operations	1.16	(0.81)
Minus:	Distributions to shareholders
	Income dividends	0.02	0.07
	Capital gains distributions	—	0.42
	Subtotal: distributions to shareholders	0.02	0.49
Equals:	Share price (NAV) at end of year	11.14	9.84

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.00(5)	1.01
Gross expenses(2)		2.31(5)	2.33
Expenses(3)		1.00(5)	1.01
Net investment income — actual		0.44(5)	0.46

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		11.58(6)	(7.53)
Net assets at end of year (in millions of dollars)		8.6	5.0
Portfolio turnover rate (%)		88(6)	129

The above figures are from Multi-Cap Opportunities Fund Trust Class (formerly known as Research Opportunities Fund Trust Class). All figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).
(1)	Period from 11/2/2006 (beginning of operations) to 8/31/2007.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Shows what this ratio would have been if there had been no expense offset arrangement.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

76

Neuberger Berman Partners Fund
Ticker Symbol: NBPIX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

  historical low valuation

  strong fundamentals, such as a company’s financial, operational, and competitive positions relatively high operating profit margins and returns.

The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifing their portfolio.

77

Value Investing

At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non- fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

78

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

The Fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one economic sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a Fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to such arbitrage opportunities and other potential pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

79

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

80

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
6.28	7.80	0.57	-3.02	-24.82	35.87	19.21	17.99	13.30	10.24

Best quarter: Q2 '03, 20.37%
Worst quarter: Q3 '02, -21.32%
Year-to-date performance as of 9/30/2008: -28.45%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	10.24	19.01	7.21
Return After Taxes on Distributions	9.45	18.55	6.20
Return After Taxes on Distributions and Sale of Fund Shares	7.41	16.77	5.85
Russell 1000 Value Index	-0.17	14.63	7.68
S&P 500 Index	5.49	12.83	5.91

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Descriptions:
The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.
The S&P 500 Index is an unmanaged index of U.S. stocks.

*

Performance from the beginning of the measurement period above to 6/6/2006 is that of the Partners Fund Investor Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class.

Performance Measures

The information on this page provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

81

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.60
Distribution (12b-1) fees	None
Other expenses	0.06
Total annual operating expenses	0.66

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$67	$211	$368	$822

*	The figures in the table are based on last year’s expenses.
**“	Management fees” includes investment management and administration fees.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management/administration fees paid to the Manager were 0.60% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

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Portfolio Manager

S. Basu Mullick is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been a fund manager at Neuberger Berman Management LLC and has managed the Fund since 1998.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

83

Financial Highlights

YEAR ENDED AUGUST 31,		2006(1)	2007	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	28.12	28.72	32.28
Plus:	Income from investment operations
	Net investment income	0.19	0.19	0.19
	Net gains (losses) — realized and unrealized	0.41	3.96	(2.04)
	Subtotal: income from investment operations	0.60	4.15	(1.85)
Minus:	Distributions to shareholders
	Income dividends	—	0.08	0.17
	Capital gain distributions	—	0.51	1.20
	Subtotal: distributions to shareholders	—	0.59	1.37
Equals:	Share price (NAV) at end of year	28.72	32.28	29.06

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.69(2)	0.65	0.65
Gross expenses(3)		0.96(2)	0.65	0.65
Expenses(4)		0.70(2)	0.66	0.66
Net investment income — actual		2.85(2)	0.59	0.59

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)		2.13(6)	14.49	(6.08)
Net assets at end of year (in millions of dollars)		130.5	133.5	168.1
Portfolio turnover rate (%)		33(6)	47	41

The figures above have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 6/7/2006 (beginning of operations) to 8/31/2006.

(2)	Annualized.

(3)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(4)	Shows what this ratio would have been if there had been no expense offset arrangements.

(5)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

(6)	Not annualized.

84

Neuberger Berman Real Estate Fund
Ticker Symbol: NBRIX

Goal & Strategy

The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody’s or Standard & Poor’s or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes. Active trading may cause the Fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ advance notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

Small- and Mid-Cap Companies

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with large-cap company stocks.

Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income and gains that are distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code.

85

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

86

Main Risks

Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Although the Fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Fund may at times be more concentrated in particular sub-sectors of the real estate business — e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax- free pass through of income and gains under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the Fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the Fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the Fund defaults on payment of its debt obligations.

The Fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income- producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The Fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

The Fund is permitted to be non-diversified. This means that the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

87

In addition, investing in thinly-traded securities, such as certain securities of mid- or small-capitalization companies, may also involve a greater risk of excessive trading due to potential arbitrage opportunities. For example, to the extent that a Fund’s net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential arbitrage opportunities and other potential pricing discrepancies.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

88

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
					39.96	31.68	13.08	37.83	-14.74

Best quarter: Q4 ’04, 16.53%
Worst quarter: Q2 ’07, -9.52%
Year-to-date performance as of 9/30/2008: 1.38%

	1 Year	5 Years	Since Inception 5/1/2002
Real Estate Fund
Return Before Taxes	-14.74	19.62	17.00
Return After Taxes on Distributions	-17.83	15.75	13.45
Return After Taxes on Distributions and Sale of Fund Shares	-6.59	15.78	13.52
FTSE NAREIT Equity REITs Index	-15.69	18.17	14.83

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Description:
The FTSE NAREIT Equity REITs Index is an unmanaged index of all equity REITs currently listed on the New York Stock Exchange, NASDAQ National Market System and the American Stock Exchange.

*	The above performance is that of Real Estate Fund Trust Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Trust Class.

Performance Measures

The information on this page provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based index of the equity REIT market. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

89

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
(% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee*	1.00
Exchange Fee*	1.00
Annual operating expenses (% of average net assets)**
These are deducted from Fund assets, so you pay them indirectly
Management fees***	0.95
Distribution (12b-1) fees	None
Other expenses	0.84
Total annual operating expenses	1.79
Minus: Expense reimbursement	0.91
Net expenses****	0.88

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$90	$281	$488	$1,084

*	These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
**	The figures in the table are based on last year’s expenses.
***“	Management fees” includes investment management and administration fees.
****

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2019 so that the total annual operating expenses of that class of the Fund are limited to 0.85% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, theNeuberger Berman affiliates manage $196.97 billion in total assets (as of 9/30/2008) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.80% of the Fund’s average net assets before reimbursements. The Institutional Class of the Fund pays the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Institutional Class of the Fund.

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A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

Portfolio Managers

Steve S. Shigekawa is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. He has been co-portfolio manager of the Fund since 2008 and was an associate portfolio manager of the Fund from 2005 to 2008. Prior to that, he was an analyst with the firm covering REIT securities since 2002.

Brian Jones, CFA, is a Vice President of Neuberger Berman Management LLC and of Neuberger Berman LLC. He has been co-portfolio manager of the Fund since 2008. After joining the firm in 1999, he was an associate analyst. In 2003, he became an analyst covering REIT securities and was names an associate portfolio manager for separately managed accounts investing in REIT securities in 2007.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

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Financial Highlights

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.88
Plus:	Income from investment operations
	Net investment income	0.07
	Net gains (losses) — realized and unrealized	(0.22)
	Subtotal: income from investment operations	(0.15)
	Redemption fees	0.00
Minus:	Distributions to shareholders
	Income dividends	0.04
	Tax return of capital	0.03
	Subtotal: distributions to shareholders	0.07
Equals:	Share price (NAV) at end of year	10.66

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.86(5)
Gross expenses(2)		1.77(5)
Expenses(3)		0.87(5)
Net investment income — actual		2.76(5)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(1.31)(6)
Net assets at end of year (in millions of dollars)		1.7
Portfolio turnover rate (%)		187(7)

The above figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 6/4/2008 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Shows what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

92

Neuberger Berman Regency Fund
Ticker Symbol: NBRTX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

  historical low valuation

  above-average returns on invested capital

  solid balance sheets.

This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifing their portfolio.

93

Value Investing

At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non- fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

94

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

The Fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one economic sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a Fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to such arbitrage opportunities and other potential pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

95

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

96

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
		31.24	-2.34	-11.69	35.88	22.34	12.42	11.55	5.09

Best quarter: Q4 '03, 14.83%
Worst quarter: Q3 '02, -15.37%
Year-to-date performance as of 9/30/2008: -26.35%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	5 Years	Since Inception (6/1/1999)
Regency Fund
Return Before Taxes	5.09	16.99	12.33
Return After Taxes on Distributions	3.43	16.02	11.00
Return After Taxes on Distributions and Sale of Fund Shares	5.42	14.85	10.34
Russell Midcap Value Index	-1.42	17.92	10.49
Russell Midcap Index	5.60	18.21	9.57

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Descriptions:
The Russell Midcap Value Index is an unmanaged index of U.S. mid-cap value stocks.
The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

*

The above performance is that of the Regency Fund Investor Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class.

Performance Measures

The information on this page provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

97

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.70
Distribution (12b-1) fees	None
Other expenses	0.26
Total annual operating expenses	0.98
Minus: Expense reimbursement	0.12
Net expenses***	0.86

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$88	$274	$505	$1,167

*	The figures in the table are based on last year’s expenses adjusted to reflect anticipated net assets.
**	"Management fees” includes investment management and administration fees.
***

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012 so that the total annual operating expenses of the Institutional Class of the Fund are limited to 0.85% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $196.97 billion in total assets (as of 9/30/2008) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.55% of the Fund’s average net assets before reimbursements. The Institutional Class of the Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

98

Portfolio Manager

S. Basu Mullick is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management LLC since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

99

Financial Highlights

YEAR ENDED AUGUST 31,		2004	2005	2006	2007	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.14	14.44	17.37	16.52	18.65
Plus:	Income from investment operations
	Net investment income (loss)	(0.03)	0.01	0.13	0.13	0.07
	Net gains (losses) — realized and unrealized	2.33	4.08	0.39	2.19	(1.75)
	Subtotal: income from investment operations	2.30	4.09	0.52	2.32	(1.68)
Minus:	Distributions to shareholders
	Income dividends	—	—	0.06	0.10	0.14
	Capital gain distributions	—	1.16	1.31	0.09	1.81
	Subtotal: distributions to shareholders	—	1.16	1.37	0.19	1.95
Equals:	Share price (NAV) at end of year	14.44	17.37	16.52	18.65	15.02

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.49	1.20	1.11	1.08	1.11
Gross expenses(1)		1.42	1.18	1.12	1.08	1.12
Expenses(2)		1.50	1.21	1.12	1.09	1.13
Net investment income (loss) — actual		(0.22)	0.09	0.75	0.72	0.43

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		18.95	29.26	2.94	14.10	(9.93)
Net assets at end of year (in millions of dollars)		33.5	107.9	111.1	99.9	79.1
Portfolio turnover rate (%)		62	91	52	80	60

The figures above are from the Regency Fund Investor Class. The figures above have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)	Shows what this ratio would have been if there had been no expense offset arrangements.

(3)	Would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

100

Neuberger Berman Select Equities Fund
Ticker Symbol: NBEIX

Goal & Strategy

The Fund seeks long-term growth of capital.

To pursue this goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $7.5 billion at the time of purchase. The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries which they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with:

  solid growth dynamics

  sustainable competitive advantages

  strong financial metrics

  long-term free cash flow generation

  shareholder focus

  insider ownership.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $7.5 billion in total market capitalization, however, the Fund may invest in companies of any market capitalization.

The Portfolio Managers’ investment horizon typically ranges from two to five years. The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund’s total assets, however, this may change with subsequent changes in the market value of the Fund’s holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

101

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Non-Diversification Risk. The Fund is permitted to be non-diversified. This means that the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

102

Performance

When this prospectus was prepared, the Fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

103

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
(% of amount redeemed or exchanged)*
Annual Fund Operating Expenses (% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.70
Distribution (12b-1) fees	None
Other expenses	13.22
Acquired fund fees and expenses***	0.06
Total annual operating expenses	13.98
Minus: Expense reimbursement	13.13
Net expenses****	0.85

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. The example assuming redemption does not reflect the effect of any taxable gain or loss at the time of the redemption. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$87	$271	$3,153	$8,375

*	The figures in the table are based on last year’s expenses.

**	“Management fees” includes investment management and administration fees.

***

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its univested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012, so that the total annual operating expenses of that class are limited to 0.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $196.97 billion in total assets (as of 9/30/2008) and continue an asset management history that began in 1939. The Fund pays the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund’s average daily net assets for investment management services and 0.15% of the Institutional Class of the Fund’s average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2008.

104

Portfolio Managers

Gerald Kaminsky is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

Michael Kaminsky is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception.

Richard Werman is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception.

Mindy Schwartzapfel is a Vice President of Neuberger Berman Management LLC and Senior Vice President of Neuberger Berman LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

105

Financial Highlights

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00
Plus:	Income from investment operations
	Net investment income	0.08
	Net gains/losses — realized and unrealized	(0.88)
	Subtotal: income from investment operations	(0.80)
Minus:	Distributions to shareholders
	Income dividends	—
	Capital gains distributions	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	9.20

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.76(5)
Gross expenses(2)		13.92(5)
Expenses(3)		0.76(5)
Net investment income — actual		1.17(5)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(8.00)(6)
Net assets at end of year (in millions of dollars)		2.3
Portfolio turnover rate (%)		53(6)

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 12/20/2007 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Show what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

106

Neuberger Berman Small and Mid Cap Growth Fund
Ticker Symbol: NBAIX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small- and mid- capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2500 Index at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

  financial condition (such as debt to equity ratio)

  market share and competitive leadership of the company’s products earnings growth relative to competitors

  market valuation in comparison to the stock’s own historical norms and the stocks of other companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in common stock of small- and mid- capitalization companies without providing shareholders at least 60 days’advance notice.

Mid and Small Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

107

Main Risks

Most of the Fund’s performance depends on what happens in the stock markets. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Because the Fund emphasizes small- and mid-cap stocks, it takes on the associated risks. At any given time, either of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. By investing in small- and mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns or when small- and/or mid-cap stocks are out of favor be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies;

  may not have as great an ability to raise additional capital;

  may have a less diversified product line, making them more susceptible to market pressure.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

108

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

109

Performance

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from the last calendar year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
19.63

Best quarter: Q2 ’07, 9.46%
Worst quarter: Q4 ’07, -3.31%
Year-to-date performance as of 9/30/2008: -22.37%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	Since Inception (9/5/2006)
Small and Mid Cap Growth Fund
Return Before Taxes	19.63	22.85
Return After Taxes on Distributions	17.37	20.96
Return After Taxes on Distributions and Sale of Fund Shares	13.30	18.57
Russell 2500 Growth Index	9.69	14.73

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Description:
The Russell 2500 Growth Index is an unmanaged index of U.S. small-cap and mid cap growth stocks.

*

The above performance is that of Small and Mid Cap Growth Fund Trust Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Trust Class.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

110

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual Fund Operating Expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.70
Distribution (12b-1) fees	None
Other expenses	0.72
Acquired fund fees and expenses***	0.02
Total annual operating expenses	1.44
Minus: Expense reimbursement	0.67
Net expenses****	0.77

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$79	$246	$584	$1,539

*	The figures in the table are based on last year’s expenses adjusted to reflect anticipated net assets.
**	"Management fees” includes investment management and administration fees.
***

"Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012, so that the total annual operating expenses of that class of the Fund are limited to 0.75% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.55% of the Fund’s average net assets before reimbursement. The Institutional Class of the Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2008.

111

Portfolio Managers

The Fund is managed by a team consisting of the following Portfolio Managers:

David H. Burshtan, a Vice President of Neuberger Berman Management LLC. and a Managing Director of Neuberger Berman LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Mr. Burshtan has been Portfolio Manager of the Fund since its inception.

Kristina Kalebich, a Vice President of Neuberger Berman Management LLC. and a Managing Director of Neuberger Berman LLC, and a Managing Director and Portfolio Specialist for the Chicago Growth Equity Group, has been a product specialist for another investment manager from 1998-2002. Ms. Kalebich has been Portfolio Manager of the Fund since its inception.

Kenneth J. Turek, a Vice President of Neuberger Berman Management LLC. and a Managing Director of Neuberger Berman LLC, has managed or co-managed other equity mutual funds and equity portfolios for several other investment managers since 1985. Mr. Turek has been Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares.

112

Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	12.60
Plus:	Income from investment operations
	Net investment income	(0.04)	(0.08)
	Net gains/losses — realized and unrealized	2.70	(1.11)
	Subtotal: income from investment operations	2.66	(1.19)
Minus:	Distributions to shareholders
	Income dividends	0.06	—
	Capital gain distributions	—	0.86
	Subtotal: distribution to shareholders	0.06	0.86
Equals:	Share price (NAV) at end of year	12.60	10.55

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income (loss) — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		1.08(2)	1.09
Gross expenses(3)		3.66(2)	2.92
Expenses(4)		1.10(2)	1.11
Net investment income — actual		(0.34)(2)	(0.67)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)		26.65(6)	(10.05)
Net assets at end of year (in millions of dollars)		8.5	7.7
Portfolio turnover rate (%)		110(6)	135

The figures above are from the Small and Mid Cap Growth Fund Trust Class (formerly All Cap Growth Fund). All figures have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 9/5/2006 (beginning of operations) to 8/31/2007.

(2)	Annualized.

(3)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4)	Shows what this ratio would have been if there had been no expense offset arrangements.

(5)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6)	Not annualized.

113

Neuberger Berman Small Cap Growth Fund
Ticker Symbol: NBSMX

Goal & Strategy

The Fund seeks growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, he looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

  financial condition (such as debt to equity ratio)

  market share and competitive leadership of the company’s products earnings growth relative to competitors

  market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies without providing shareholders at least 60 days’ advance notice.

Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

114

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

To the extent the Portfolio Manager commits a portion of the Fund’s assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

115

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. If the Fund were to use certain derivatives to gain stock market exposure for excess cash holdings, it would increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political, or other conditions or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

116

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
	130.49	-28.68	-14.47	-44.46	33.26	16.20	15.22	7.98	26.41

Best quarter: Q4 '99, 72.95%
Worst quarter: Q3 '01, -27.89%
Year-to-date performance as of 9/30/2008: -23.43%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	5 Years	Since Inception (10/20/1998)
Small Cap Growth Fund
Return Before Taxes	26.41	19.48	12.21
Return After Taxes on Distributions	26.41	19.48	10.88
Return After Taxes on Distributions and Sale of Fund Shares	17.17	17.29	10.07
Russell 2000 Growth Index	7.05	16.50	7.38
Russell 2000 Index	-1.57	16.25	10.17
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Descriptions:
The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.
The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*

The above performance is that of Small Cap Growth Fund Investor Class (formerly known as Millennium Fund Investor Class). Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the Fund and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. small-cap equity market and of the portion of that market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

117

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	1.00
Distribution (12b-1) fees	None
Other expenses	0.11
Total annual operating expenses	1.11
Minus: Expense reimbursement	0.20
Net expenses***	0.91

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$93	$290	$550	$1,295

*	The figures in the table are based on last year’s expenses.
**	"Management fees” includes investment management and administration fees.
***

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012 so that the total annual operating expenses of the Institutional Class of the Fund are limited to 0.90% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.90% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2008, the management fees paid to the Manager were 0.85% of the Fund’s average net assets before reimbursements. The Institutional Class of the Fund pays the Manager fees at the annual rate of 0.15% of average daily net assets of the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

118

Portfolio Manager

David H. Burshtan, a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. Mr. Burshtan has managed the Fund since January 2003.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

119

Financial Highlights

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	17.64
Plus:	Income from investment operations
	Net investment loss	(0.04)
	Net gains (losses) — realized and unrealized	0.35
	Subtotal: income from investment operations	0.31
Equals:	Share price (NAV) at end of year	17.95

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses — actual		0.90(5)
Gross expenses(2)		1.10(5)
Expenses(3)		0.91(5)
Net investment loss — actual		(0.55)(5)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		1.76(6)
Net assets at end of year (in millions of dollars)		4.3
Portfolio turnover rate (%)		185(7)

The figures above have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 4/1/2008 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(3)	Shows what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

120

Neuberger Berman Socially Responsive Fund
Ticker Symbol: NBSLX

Goal & Strategy

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

To pursue this goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stocks of these well positioned businesses when they believe they are undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in three areas:

  environmental concerns

  diversity in the work force

  progressive employment and workplace practices, and community relations.

The Portfolio Managers typically also look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. While the Fund does not intend to change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities selected in accordance with its social policy, it may do so if it provides shareholders at least 60 days’ advance notice.

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

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Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth, while diversifing their portfolio.

Valuation Sensitive Investing

In addition to traditional value investing - i.e., looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures - we may also buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to our estimates. We look for these companies to rise in price as they outperform Wall Street’s expectations, because some aspects of the business have not been fully appreciated or appropriately priced by other investors.

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Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

The Fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

  undervalued stocks that do not meet the social criteria could outperform those that do economic or political changes could make certain companies less attractive for investment the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to “time-zone arbitrage”. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

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Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1998	'99	'00	'01	'02	'03	'04	'05	'06	'07
15.01	7.04	-0.44	-2.57	-14.45	34.48	13.57	7.58	14.44	7.49

Best quarter: Q4 '98, 20.98%
Worst quarter: Q3 '02, -17.08%
Year-to-date performance as of 9/30/2008: -16.45%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2007*

	1 Year	5 Years	10 Years
Socially Responsive Fund
Return Before Taxes	7.49	15.11	7.52
Return After Taxes on Distributions	6.91	14.52	6.79
Return After Taxes on Distributions and Sale of Fund Shares	5.63	13.16	6.31
S&P 500 Index	5.49	12.83	5.91

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*

Performance from the beginning of the measurement period above to 11/27/2007 is that of the Socially Responsive Fund Investor Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Investor Class.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

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Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual operating expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**	0.66
Distribution (12b-1) fees	None
Other expenses	0.11
Total annual operating expenses	0.77
Minus: Expense reimbursement	0.02
Net expenses***	0.75

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$77	$240	$422	$948

*	The figures in the table are based on last year’s expenses.
**	"Management fees” includes investment management and administration fees.
***

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2012 so that the total annual operating expenses of that class of the Fund are limited to 0.75% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the period ended 8/31/2009, the management fees paid to the Manager were 0.51% of the Fund’s average net assets. The Institutional Class of the Fund pays the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Institutional Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

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Portfolio Managers

Arthur Moretti is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He joined each firm and has been co-manager of the Fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. She has been co-manager of the Fund since December 2003 and before that was an Associate Manager of the Fund since 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Mamundi Subhas, CFA is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. Mr. Subhas is an Associate Portfolio Manager. He has been an Associate Manager of the Fund since December 2008. He joined the firm in 2001.

Please see the Statement of Additional Information for additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of Fund shares.

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Financial Highlights

YEAR ENDED AUGUST 31,		2008(1)
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	26.93
Plus:	Income from investment operations
	Net investment loss	0.16
	Net gains (losses) — realized and unrealized	(1.57)
	Subtotal: income from investment operations	(1.41)
Minus:	Distributions to shareholders
	Income dividends	0.13
	Capital gain distributions	0.86
	Subtotal: distributions to shareholders	0.99
Equals:	Share price (NAV) at end of year	24.53

RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment loss — as they actually are as well as how they would have been if certain expense reimbursement and/or offset arrangements had not been in effect.

Net expenses — actual		0.74(5)
Gross Expenses(2)		0.76(5)
Expenses(3)		0.75(5)
Net investment loss — actual		0.83(5)

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		(5.47)(6)
Net assets at end of year (in millions of dollars)		71.8
Portfolio turnover rate (%)		35(7)

The figures above have been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting. Their report, along with full financial statements, appears in the Fund’s most recent shareholder report (see back cover).

(1)	Period from 11/28/2007 (beginning of operations) to 8/31/2008.

(2)	Shows what this ratio would have been if there had been no expense reimbursement.

(3)	Shows what this ratio would have been if there had been no expense offset arrangements.

(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.

(5)	Annualized.

(6)	Not Annualized.

(7)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended 8/31/2008.

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Your Investment

Institutional Class shares of the Funds are available through an investment provider or from Neuberger Berman Management LLC (see “Maintaining Your Account”).

Share Prices

Because Institutional Class shares of these Funds do not have a sales charge, the price you pay for each share of the Fund is a Fund’s net asset value per share. Similarly, because the Funds (other than Emerging Markets Equity Fund, International Institutional Fund and International Large Cap Fund (“International Funds”) and Real Estate Fund) do not charge fees for selling Institutional Class shares, your Fund pays you the full share price when you sell shares. The International Funds and Real Estate Fund impose a redemption fee on sales or exchanges of Fund shares held 60 days or less (see “Redemption Fee”).

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of an Institutional Class share of a Fund is the total value of that Fund’s assets attributable to its Institutional Class shares minus its liabilities attributable to that class, divided by the total number of that Fund’s Institutional Class shares outstanding. Because the value of a Fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount it would receive on a current sale of that security, the Fund may substitute for the market price a fair value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one

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sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset value will be subject to the judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

Privileges and Services

If you purchase Institutional Class shares directly from Neuberger Berman Management LLC, you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

Systematic Investments. This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more once you make an initial minimum investment of at least $1 million. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Distributions and Taxes

Distributions. Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Funds make any distributions once a year (in December), except that Real Estate Fund typically distributes any net investment income quarterly.

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Institutional Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Institutional Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application or contact a Fund in writing or by phone if you bought shares directly. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Institutional Class shares of a Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

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Fund distributions to individual retirement accounts (“IRAs”), Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Backup Withholding

A Fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from each Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding, or you are subject to backup withholding for any other reason .

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from you or from your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration

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for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-366-6264.

If you use an investment provider, you must supply your signed taxpayer identification number form to it and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional Institutional Class shares of the Fund or paid to shareholders in cash.

Because of this, if you buy shares just before a Fund makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from distributions.

Maintaining Your Account

When you buy shares. Instructions for buying shares from Neuberger Berman Management LLC are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $1 million.

Institutional Class shares are available for purchase exclusively by (i) 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where shares are held on the books of a Fund through omnibus accounts (either at the plan level or at the level of the investment provider), (ii) banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with Neuberger Berman Management LLC or an affiliate, purchasing shares on behalf of clients participating in fixed or asset-based fee programs, (iii) institutional investors, if approved by Neuberger Berman Management LLC, or (iv) accounts or funds managed by Neuberger Berman Management LLC or an affiliate (including the funds in the Neuberger Berman family of funds).

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed “accepted” when the Funds’ transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management LLC will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management LLC or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed “accepted” on the date you preselected on your SIP application for the systematic investments to occur.

When you sell shares. If you bought your shares from Neuberger Berman Management LLC, instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed “accepted” when the Funds’ transfer agent has received your order to sell. If you sell or exchange shares of the International Funds or Real Estate Fund within 60 days or less of purchase, you may be charged a redemption fee (see “Redemption Fee”).

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In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling shares in an account that you do not intend to close, remember to leave at least $1 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds. Institutional Class shareholders of a Fund as of the opening of regular trading on the Exchange on July 1, 2009 may continue to hold and buy Institutional Class shares of that Fund as long as they continuously maintain an account in Institutional Class shares of that Fund.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of that Fund’s shareholders as a whole.

Uncashed checks. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares. You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

  both accounts must have the same registration

  you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved because an exchange is treated as a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. If you sell or exchange shares of the International Funds or Real Estate Fund within 60 days or less of purchase, you may be charged a redemption fee (see “Redemption Fee”).

Placing orders by telephone. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

  in unusual circumstances where the law allows additional time if needed if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

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If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

Other policies.	Under certain circumstances, the Funds reserve the right to:

  suspend the offering of shares

  reject any exchange or purchase order

  suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order change, suspend, or revoke the exchange privilege

  suspend the telephone order privilege

  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

  change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares of a Fund directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The Institutional Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the Funds described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares (see “When You Exchange Shares”).

133

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of each Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

134

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

Buying Shares

Method	Things to know	Instructions

Sending us a check

Your first investment must be at
least $1 million

We cannot accept cash, money
orders, starter checks, cashier’s
checks, travelers checks, or other
cash equivalents

You will be responsible for any
losses or fees resulting from a
bad check; if necessary, we may
sell other shares belonging to
you in order to cover these
losses

All checks must be made out to
“Neuberger Berman Funds”; we
cannot accept checks made out
to you or other parties and signed
over to us

Fill out the application and enclose your
check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or
certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust
  Company
30 Dan Road
Canton, MA 02021

Wiring money	Your first investment must be at least $1 million

Before wiring any money, call
800-366-6264 for an order confirmation

Have your financial institution send
your wire to State Street Bank and
Trust Company

Include your name, the Fund name,
your account number and other
information as requested

Exchanging from another fund

All exchanges must be for at
least $1,000

Both accounts involved must be
registered in the same name,
address and taxpayer ID number

An exchange order cannot be
cancelled or changed once it has
been placed

Call 800-366-6264 to place your order

By telephone	We do not accept phone orders for a first investment Additional shares will be purchased when your order is accepted Not available on retirement accounts	Call 800-366-6264 to notify us of your purchase Immediately follow up with a wire or electronic transfer

Setting up systematic investments	All investments must be at least $100 (in addition to an initial minimum investment of at least $1 million)	Call 800-366-6264 for instructions

135

Selling Shares

Method	Things to know	Instructions

Sending us a letter

Unless you instruct us otherwise,
we will mail your proceeds by check
to the address of record, payable to
the registered owner(s); checks will
not be forwarded

If you have designated a bank
account on your application, you
can request that we wire the
proceeds to this account

You can also request that we send
the proceeds to your designated
bank account by electronic transfer (ACH)

You may need a Medallion signature
guarantee

Please also supply us with your
e-mail address and daytime
telephone number when you write
to us in the event we need to
reach you

Send us a letter requesting us
to sell shares signed by all
registered owners; include your
name, account number, the Fund
name, the dollar amount or number
of shares you want to sell, and any
other instructions

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail,
or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust
  Company
30 Dan Road
Canton, MA 02021

Sending us a fax	Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-366-6264 to obtain the appropriate fax number

Calling in your order

Not available if you have declined
the phone option or are selling
shares in certain retirement
accounts (The only exception is
for those retirement shareholders
who are at least 59 ½ or older
and have their birthdates on file)

Not available if you have changed
the address on the account in the
past 15 days

Call 800-366-6264 to place your order Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and taxpayer ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-366-6264 to place your order

Setting up systematic withdrawals	Withdrawals must be at least $100	Call 800-366-6264 for instructions

Redemption Fee	The International Funds and Real Estate Fund charge a 2.00% and 1.00% redemption fee, respectively, on shares redeemed or exchanged for shares of another fund within 60 days or less of purchase	See “Redemption Fee” or call 800-366-6264 for more information

136

Retirement Accounts and Plans

We offer investors a number of tax-advantaged accounts and plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of accounts or plans may be beneficial for you. Call 800-366- 6264 for information on any Neuberger Berman retirement account or plan.

Redemption Fee

If you sell your shares of an International Fund or Real Estate Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% in the case of an International Fund, and a fee of 1.00% in the case of Real Estate Fund, on the current net asset value of the shares sold or exchanged. The fee is paid to the respective Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Funds use a “first-in, first-out” method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

  shares acquired by reinvestment of dividends or other distributions of the Funds;

  shares held in an account of certain retirement plans;

  shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or

  shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of the International Funds or Real Estate Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% (in the case of the International Funds) or 1.00% (in the case of Real Estate Fund) on the current net asset value of the shares sold or exchanged. The fee is paid to the respective Funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few

137

exceptions. The Funds may not impose the fee on a redemption or exchange of: shares acquired by reinvestment of dividends or other distributions of the Funds; shares held in an account of certain retirement plans; shares purchased through other investment providers, if that provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

The complete portfolio holdings for each Fund are available at http://www.nb.com/nb/fund_holdings. The complete portfolio holdings for each Fund (except Genesis Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Genesis Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted (Genesis Fund’s holdings will be available for only 15-30 days). Complete portfolio holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Funds.

138

NEUBERGER BERMAN EQUITY FUNDS

Institutional Class Shares

No load, sales charges or 12b-1 fees

If you would like further details on these Funds you can request a free copy of the following documents:

Shareholder Reports The shareholder reports offer information about each Fund, including:

  a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year

  Fund performance data and financial statements

  portfolio holdings.

Statement of Additional Information (SAI) The SAI contains more comprehensive information on these Funds, including:

  various types of securities and practices, and their risks investment limitations and additional policies

  information about each Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-9303. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

SEC file number: 811-582

G0491 12/09

Subject to Completion
Preliminary Prospectus Dated October 15, 2009

Neuberger Berman Equity Funds

Trust Class Shares

Large Cap Value Fund

Multi-Cap Opportunities Fund

Prospectus [----], 2009

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Contents
EQUITY FUNDS
Trust Class Shares
Neuberger Berman Large Cap Value Fund	2
Neuberger Berman Multi-Cap Opportunities Fund	9
YOUR INVESTMENT
Share Prices	17
Privileges and Services	18
Distributions and Taxes	18
Maintaining Your Account	21
Buying Shares	25
Selling Shares	26
Market Timing Policy	27
Portfolio Holdings Policy	27
Fund Structure	28
Related Performance	29

THESE FUNDS:

  are designed for investors with long-term goals in mind

  offer you the opportunity to participate in financial markets through a professionally managed stock portfolio carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency normally invest at least 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in equity securities.

Please note that shares of each Fund may not be available in all states. Shares of each Fund are only available in states in which they are authorized for purchase.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Management LLC” and the individual Fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. © 2009 Neuberger Berman Management LLC. All rights reserved.

Neuberger Berman Large Cap Value Fund
(formerly known as Neuberger Berman Dividend Fund)
Ticker Symbol:

Goal & Strategy

The Fund seeks long-term growth of capital.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these companies may include:

  low price/earnings, price/cash flow, price/book value, or price/sales ratios relative to competitors or to the company’s own historical norms high operating profit margins and returns relative to competitors strong market position relative to competitors

The Portfolio Manager builds the portfolio using a disciplined bottom up approach and weights the stocks in the portfolio to balance risk and reward appropriately. At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target valuation, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-capitalization companies without providing shareholders at least 60 days’ advance notice.

Large-Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large-cap companies can be slower to respond to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

Value Investing

At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non- fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

2

Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause the Fund to perform worse than certain other funds over a given time period.

The Fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one economic sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period or may not ever realize their full value. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund’s performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

3

Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

The Fund is modeled after separate accounts managed by Neuberger Berman Management LLC with investment objectives, policies and strategies that are substantially similar to those of the Fund. Please see “Related Performance” for information on the performance of the separate accounts managed by Neuberger Berman Management LLC.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

Best quarter: [ ]% Worst quarter: [ ]% Year-to-date performance as of 9/30/2009: [ ]%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2008*

	1 Year	Since Inception 11/2/2006
Large Cap Value Fund
Return before taxes	[ ]	[ ]
Return after taxes on distributions	[ ]	[ ]
Return after taxes on distributions and sale of Fund shares	[ ]	[ ]
Russell 1000 Value Index**	[ ]	[ ]
S&P 500 Index	[ ]	[ ]

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:
The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks. The S&P 500 Index is an unmanaged index of U.S. stocks.

*	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

**

The Fund’s broad-based index used for comparison purposes has been changed from the S&P 500 Index to the Russell 1000 Value Index because the new index more closely resembles the characteristics of the Fund’s investments.

4

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of that market the Fund focuses on. The Fund’s performance figures include all of its expenses; the indices do not include costs of investment.

Because the Fund had a lower management fee and a different goal and strategy, which included investing in stocks of any market capitalization with higher than average dividend yields, prior to June 12, 2009, its performance prior to that date might have been different if current policies had been in effect.

5

Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual Operating Expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**	0.95
Distribution (12b-1) fees	0.10
Other expenses	[1.64]
Acquired fund fees and expenses***	[0.02]
Total annual operating expenses	[2.71]
Minus: Expense reimbursement	[1.67]
Net expenses****	[1.04]

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$[ ]	$[ ]	$[ ]	$[ ]

*	The figures in the table are based on last year’s expenses, except that the management fee has been restated to reflect an increase in the management fee effective June 12, 2009.
**	“Management fees” includes investment management and administration fees.
***

“Acquired fund fees and expenses” are fees and expenses incurred indirectly by the Fund as a result of the investment of its uninvested cash in a fund managed by Neuberger Berman Management LLC (“NBM”) or an affiliate.

****

NBM has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of the Fund through 8/31/[ ], so that the total annual operating expenses of that class are limited to 1.00% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $165 billion in total assets (as of 12/31/2008) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management/administration fees paid to the Manager were [ ]% of average net assets before reimbursements.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

6

Portfolio Manager

David M. Levine, CFA, is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman LLC. He has been a Portfolio Manager of the Fund since June 2009. He joined Neuberger Berman in 1995.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

7

Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of period	10.00	10.93
Plus:	Income from investment operations
	Net investment income	0.21	0.24
	Net gains/losses — realized and unrealized	0.88	(0.62)
	Subtotal: income from investment operations	1.09	(0.38)
Minus:	Distributions to shareholders
	Income dividends	0.16	0.24
	Capital gains distributions	0.00	0.27
	Subtotal: distributions to shareholders	0.16	0.51
Equals:	Share price (NAV) at end of period	10.93	10.04

RATIOS (% OF AVERAGE NET ASSETS

The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or expense offset arrangements had not been in effect.

Net expenses — actual		1.00(2)	1.01
Gross expenses(3)		2.54(2)	2.58
Expenses(4)		1.00(2)	1.01
Net investment income — actual		2.37(2)	2.24

OTHER DATA
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(5)		10.87(6)	(3.68)
Net assets at end of period (in millions of dollars)		7.1	4.8
Portfolio turnover rate (%)		42(6)	53

All figures have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 11/2/2006 (beginning of operations) to 8/31/2007.
(2)	Annualized.
(3)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(4)	Shows what this ratio would have been if there had been no expense offset arrangements.
(5)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(6)	Not annualized.

8

Neuberger Berman Multi-Cap Opportunities Fund
(formerly known as Neuberger Berman Research Opportunities Fund)
Ticker Symbol:

Goal & Strategy

The Fund seeks long-term total return.

To pursue this goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies with the potential to increase in value.  This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors. The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company specific, industry and market factors.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund may invest up to 20% of its net assets in foreign equity securities.

Multi-Cap: Large, Mid and Small Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility.

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Small-caps have often fallen more severely during market downturns.

Growth and Value Investing

The Fund may invest in a blend of growth and value stocks. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

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Foreign Stocks

There are many promising opportunities for investment outside the United States. Foreign markets often respond to different factors and therefore tend to follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

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Main Risks

Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

  fluctuate more widely in price than the market as a whole

  underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

  may have a shorter history of operations than larger companies may not have as great an ability to raise additional capital may have a less diversified product line, making them more susceptible to market pressure.

The Fund’s investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector relative to its benchmark, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund’s performance may also suffer if a sector does not perform as expected.

The Fund’s performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

With value stocks, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Companies that are considered “special situations” include, among other things: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from bankruptcy; initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. The principal risk associated with special situations is that certain of such situations may not happen or the market may react differently than expected to such situations, in which case the Fund may realize

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losses. Furthermore, a special situation, such as a pending restructuring or spin-off, may be renegotiated, terminated or involve a longer time frame than originally contemplated, in which case the Fund may realize losses. In addition, certain special situations, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain special situations and management of such companies may be addressing a situation with which it has little experience.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign securities are riskier than comparable U.S. securities. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information about the issuer, the markets or the local government or economy will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. Over a given period of time, foreign securities may underperform U.S. securities – sometimes for years. The Fund could also underperform if the Portfolio Manager invests in countries or regions whose economic performance falls short.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time- zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

The Fund is permitted to be non-diversified. This means that the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer increases the Fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holding, the Fund increases its risk of loss.

When the Fund anticipates adverse market, economic, political or other conditions, or it receives large cash inflows, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

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Performance

The chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
								7.28	-35.97

Best quarter:  Q2 '07, 7.24%
Worst quarter:  Q4 '08 -23.02%
Year-to-date performance as of 9/30/2009: 21.19%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008*

	1 Year	Since Inception 11/2/2006
Multi-Cap Opportunities Fund
Return Before Taxes	-35.97	-13.93
Return After Taxes on Distributions	-36.16	-14.46
Return After Taxes on Distributions and Sale of Fund shares	-23.14	-11.71
S&P 500 Index	-37.00	-15.64

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:
The S&P 500 Index is an unmanaged index of U.S. stocks.

*  Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

Performance Measures

The above information provides different measures of the Fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund’s performance figures include all of its expenses; the index does not include costs of investment.

Because the Fund had a lower management fee and a different strategy, which included investing only in stocks rated “Buy” by Neuberger Berman research analysts, prior to December [ ], 2009, its performance prior to that date might have been different if current policies had been in effect.

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Investor Expenses

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder Fees	None
Annual Operating Expenses (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**	1.00
Distribution (12b-1) fees	0.10
Other expenses	[1.38]
Total annual operating expenses	[2.48]
Minus: Expense reimbursement	[1.22]
Net expenses***	[1.26]

EXPENSE EXAMPLE

The examples assume that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	[$128]	[$400]	[$967]	[$2,517]

*

The figures in the table are based on last year’s expenses, except that the management fee and net expenses have been restated to reflect an increase in the management fee effective [ ], 2009, and an increase in the contractual expense cap.

**	“Management Fees” includes investment management and administration fees.
***

Neuberger Berman Management LLC (“NBM”) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of the Fund through 8/31/2013, so that the total annual operating expenses of that class are limited to 1.25% of average net assets. This undertaking applies to the Fund’s direct expenses and does not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any; consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that the Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Investment Manager

Neuberger Berman Management LLC (the “Manager”) is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage approximately $[ ] billion in total assets (as of 9/30/2009) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2009, the management/administration fees paid to the Manager were [ ]% of average net assets before reimbursements. Effective [ ], the Fund will pay the Manager fees at the annual rate of 0.600% of the first $250 million of the Fund’s average daily net assets, 0.575% of the next $250 million, 0.550% of the next $250 million, 0.525% of the next $250 million, 0.500% of the next $500 million, 0.475% of the next $2.5 billion and 0.450% of average daily net assets in excess of $4 billion for investment management services. The Trust Class of the Fund will continue to pay the Manager fees at the annual rate of 0.40% of average daily net assets for administrative services provided to the Trust Class of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s semi-annual report dated February 2009.

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Portfolio Manager

Richard S. Nackenson is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman LLC. He is also a Senior Portfolio Manager for separate accounts at Neuberger Berman. He has been a Portfolio Manager of the Fund since December 2009. Mr. Nackenson joined Neuberger Berman in 1999.

Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

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Financial Highlights

YEAR ENDED AUGUST 31,		2007(1)	2008	2009
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00	11.14
Plus:	Income from investment operations
	Net investment income	0.04	0.05
	Net gains/losses — realized and unrealized	1.12	(0.86)
	Subtotal: income from investment operations	1.16	(0.81)
Minus:	Distributions to shareholders
	Income dividends	0.02	0.07
	Capital gains distributions	—	0.42
	Subtotal: distributions to shareholders	0.02	0.49
Equals:	Share price (NAV) at end of year	11.14	9.84

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income — as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses — actual		1.00(5)	1.01
Gross expenses(2)		2.31(5)	2.33
Expenses(3)		1.00(5)	1.01
Net investment income — actual		0.44(5)	0.46

OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(4)		11.58(6)	(7.53)
Net assets at end of year (in millions of dollars)		8.6	5.0
Portfolio turnover rate (%)		88(6)	129

All figures have been audited by Tait, Weller, & Baker LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

(1)	Period from 11/2/2006 (beginning of operations) to 8/31/2007.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.
(3)	Shows what this ratio would have been if there had been no expense offset arrangement.
(4)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees.
(5)	Annualized.
(6)	Not annualized.

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Your Investment

Trust Class shares of each Fund are available through an investment provider or from Neuberger Berman Management LLC (see “Maintaining Your Account”).

Share Prices

Because Trust Class shares of these Funds do not have a sales charge, the price you pay for each share of a Fund is the Fund’s net asset value per share. Similarly, because the Funds do not charge fees for selling Trust Class shares, a Fund pays you the full share price when you sell shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The price of a Trust Class share of a Fund is the total value of that Fund’s assets attributable to its Trust Class shares minus its liabilities attributable to that class, divided by the total number of that Fund’s Trust Class shares outstanding. Because the value of a Fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a market price is not available or a Fund believes a reported market price for a security does not reflect the amount it would receive on a current sale of that security, the Fund may substitute for the market price a fair value estimate made according to methods approved by the Board of Trustees. A Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund’s net asset value calculation. A Fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that the foreign market closes and the time the Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a Fund’s net asset

17

value will be subject to the judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being determined by market prices.

Privileges and Services

If you purchase Trust Class shares directly from Neuberger Berman Management LLC, you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

Systematic Investments. This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access. At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone ®. Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Distributions and Taxes

Distributions. Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Funds make any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Trust Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Trust Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application or contact a Fund in writing or by phone if you bought shares directly. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Trust Class shares of a Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

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Fund distributions to individual retirement accounts (“IRAs”), Roth IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, a Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund, or whether you reinvested your distributions.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

Backup Withholding

A Fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from each Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if a social security number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive (from you or from your investment provider) the custodian’s date of birth and social security number together with a copy of the request made to the Social Security Administration for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

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If you use an investment provider, you must supply your signed taxpayer identification number form to your investment provider and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the Fund or paid to shareholders in cash.

Because of this, if you buy shares just before a Fund makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from a distribution.

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Maintaining Your Account

When you buy shares. Instructions for buying shares from Neuberger Berman Management LLC are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed “accepted” when the Funds’ transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management LLC will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management LLC or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed “accepted” on the date you preselected on your SIP application for the systematic investments to occur.

When you sell shares. If you bought your shares from Neuberger Berman Management LLC, instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed “accepted” when the Funds’ transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of that Fund’s shareholders as a whole.

Uncashed checks. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares. You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

  both accounts must have the same registration

  you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

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The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Placing orders by telephone. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone ® or visit our website at www.nb.com.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

  in unusual circumstances where the law allows additional time if needed if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

Other policies.	Under certain circumstances, the Funds reserve the right to:

  suspend the offering of shares

  reject any exchange or purchase order

  suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order change, suspend, or revoke the exchange privilege

  suspend the telephone order privilege

  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

  change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

22

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The Trust Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the Funds and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the Funds described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares (see “When You Exchange Shares”). In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Funds, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of each Fund’s shares. For more information, please see the Funds’ Statement of Additional Information.

Distribution and Shareholder Servicing Fees

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Fund’s Trust Class pays the Fund’s distributor, Neuberger Berman Management LLC, 0.10% of its average net assets every year to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

23

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

24

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

Buying Shares

Method	Things to know	Instructions

Sending us a check

Your first investment must be at
least $1,000

Additional investments can be as
little as $100

We cannot accept cash, money orders, starter checks, cashier's checks, travelers checks, or other case equivalents

You will be responsible for any
losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in
order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we
cannot accept checks made out
to you or other parties and signed
over to us

Fill out the application and enclose your check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and
  Trust Company
30 Dan Road
Canton, MA 02021

Wiring money	All wires must be for at least $1,000

Before wiring any money, call for an
order confirmation:
Retail Services: 800-877-9700
Institutional Support Services:
800-366-6264

Have your financial institution send
your wire to State Street Bank and
Trust Company

Include your name, the Fund name,
your account number and other
information as requested

Exchanging from another fund

All exchanges must be for at least $1,000

Both accounts involved must be
registered in the same name,
address and taxpayer ID number

An exchange order cannot be
cancelled or changed once it
has been placed

To place your order call: Retail Services: 800-877-9700 Institutional Support Services: 800-366-6264 To place an order using FUNDfone ®, call 800-335-9366

By telephone	We do not accept phone orders for a first investment Additional shares will be purchased when your order is accepted Not available on retirement accounts	To notify us of your purchase call: Retail Services: 800-877-9700 Institutional Support Services: 800-366-6264 Immediately follow up with a wire or electronic transfer

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

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Selling Shares

Method	Things to know	Instructions

Sending us a letter

Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded

If you have designated a bank
account on your application, you
can request that we wire the
proceeds to this account; if the
total balance of all of your
Neuberger Berman fund accounts
is less than $200,000, you will be
charged an $8.00 wire fee

You can also request that we send
the proceeds to your designated
bank account by electronic
transfer (ACH) without a fee

You may need a Medallion
signature guarantee

Please also supply us with your
e-mail address and daytime
telephone number when you
write to us in the event we need
to reach you

Send us a letter requesting us
to sell shares signed by all
registered owners; include your
name, account number, the Fund
name, the dollar amount or number
of shares you want to sell, and any
other instructions

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail,
or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust
  Company
30 Dan Road
Canton, MA 02021

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number

Calling in your order

All phone orders to sell shares
must be for at least $1,000 unless
you are closing out an account

Not available if you have declined
the phone option or are selling
shares in certain retirement
accounts (The only exception is
for those retirement shareholders
who are at least 59 ½ or older
and have their birthdates on file)

Not available if you have changed
the address on the account in the
past 15 days

To place your order call:
Retail Services: 800-877-9700
Institutional Support Services:
800-366-6264

Give your name, account number,
the Fund name, the dollar amount
or number of shares you want to
sell, and any other instructions

To place an order using FUNDfone ®,
call 800-335-9366

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and taxpayer ID number An exchange order cannot be cancelled or changed once it has been placed	To place your order call: Retail Services: 800-877-9700 Institutional Support Services: 800-366-6264 To place an order using FUNDfone ®, call 800-335-9366

Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions

26

Retirement Accounts and Plans

We offer investors a number of tax-advantaged accounts and plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of accounts or plans may be beneficial for you. Call 800-366- 6264 for information on any Neuberger Berman retirement account or plan.

Internet Connection

Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a fund shareholder who bought shares directly from Neuberger Berman Management LLC, you can use the web site to access account information and even make secure transactions — 24 hours a day. You can also receive Fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverE ®. If you want further information, please call 800-877-9700.

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management LLC applies the Funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

27

The complete portfolio holdings for each Fund are available at http://www.nb.com/nb/fund_holdings 15-30 days after each month-end.

Each Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete portfolio holdings for each Fund will also be available in reports on Form N-Q or Form N- CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

Each Fund uses a “multiple class” structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Funds.

28

Related Performance

LARGE CAP VALUE EQUITY COMPOSITE

Neuberger Berman Management LLC also manages separate accounts with investment objectives, policies and strategies that are substantially similar to those of the Fund. Below you will find information about the prior performance of Large Cap Value Equity Composite. Large Cap Value Equity Composite consists of separate accounts that normally invest at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in common stocks of large- capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase. The total asset size of Large Cap Value Equity Composite as of December 31, 2008 was approximately $31.1 million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of Large Cap Value Equity Composite.

The performance of Large Cap Value Equity Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Large Cap Value Equity Composite. The performance of the Fund may be better or worse than the performance of Large Cap Value Equity Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and Large Cap Value Equity Composite. Large Cap Value Equity Composite generally has lower expenses and is sold through different distribution channels than the Fund.

29

The bar chart below shows how the performance of Large Cap Value Equity Composite has varied from year to year. The table next to the chart shows what the return of Large Cap Value Equity Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of Large Cap Value Equity Composite. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31/ EACH YEAR

1999	'00	'01	'02	'03	'04	'05	'06	'07	'08
10.68	15.44	-7.74	-24.73	28.87	14.34	6.40	16.21	3.52	-39.20

Best quarter: Q2 '03, 17.95%
Worst quarter: Q4 '08, -23.80%
Year-to-date performance as of 3/31/2009: -12.30%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/2008

	1 Year	5 Years	10 Years
Large Cap Value Equity Composite
Return before taxes	-39.20	-2.31	0.17
Russell 1000 Value Index	-36.85	-0.79	1.36
S&P 500 Index	-37.00	-2.19	-1.38

Index Descriptions:
The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks. The S&P 500 Index is an unmanaged index of U.S. stocks.

30

NEUBERGER BERMAN EQUITY FUNDS

Trust Class Shares

No front-end sales charges.

If you would like further details on these Funds you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about each Fund, including:

  a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year

  Fund performance data and financial statements

  portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on these Funds, including:

  various types of securities and practices, and their risks investment limitations and additional policies

  information about each Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-9303. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

SEC file number: 811-582 J0310 12/09

Subject to Completion
Preliminary Statement of Additional Information

Dated October 15, 2009

NEUBERGER BERMAN EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Investor Class Shares, Trust Class Shares, Advisor Class Shares, Institutional Class Shares, Class A
Shares, Class C Shares, and Class R3 Shares

DATED DECEMBER [ ], 2009

Neuberger Berman Climate Change Fund	Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund	Neuberger Berman Focus Fund
Neuberger Berman Genesis Fund	Neuberger Berman Guardian Fund
Neuberger Berman International Fund	Neuberger Berman International Institutional Fund
Neuberger Berman International Large Cap Fund	Neuberger Berman Large Cap Disciplined Growth Fund
Neuberger Berman Mid Cap Growth Fund	Neuberger Berman Multi-Cap Opportunities Fund
Neuberger Berman Partners Fund	Neuberger Berman Real Estate Fund
Neuberger Berman Regency Fund	Neuberger Berman Select Equities Fund
Neuberger Berman Small and Mid Cap Growth Fund	Neuberger Berman Small Cap Growth Fund
Neuberger Berman Socially Responsive Fund

605 Third Avenue, 2nd Floor, New York, NY 10158-0180
Toll-Free 800-877-9700

Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund (formerly known as Neuberger Berman Century Fund), Neuberger Berman Mid Cap Growth Fund (formerly known as Neuberger Berman Manhattan Fund), Neuberger Berman Multi-Cap Opportunities Fund (formerly known as Neuberger Berman Research Opportunities Fund), Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small and Mid Cap Growth Fund (formerly known as Neuberger Berman All Cap Growth Fund), Neuberger Berman Small Cap Growth Fund (formerly known as Neuberger Berman Millennium Fund) and Neuberger Berman Socially Responsive Fund (each a “Fund”) are mutual funds that offer shares pursuant to Prospectuses dated December [ ], 2009.

  THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

The Prospectus for your share class provides more information about your Fund that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management LLC (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

Each Fund’s financial statements, notes thereto and the reports of their independent registered public accounting firms are incorporated by reference from the Fund’s annual report to shareholders into (and are therefore legally part of) this Statement of Additional Information (“SAI”).

This SAI is not a prospectus and should be read in conjunction with the Prospectus for your share class. This SAI is not an offer to sell any shares of any class of the Funds. A written offer can be made only by a prospectus.

No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman LLC. “Neuberger Berman Management LLC” and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC. ©2009 Neuberger Berman Management LLC. All rights reserved.

ii

TABLE OF CONTENTS

Page

INVESTMENT INFORMATION	1
Investment Policies and Limitations	2
Cash Management and Temporary Defensive Positions.	7
Additional Investment Information	8

PERFORMANCE INFORMATION	51

CERTAIN RISK CONSIDERATIONS	51

TRUSTEES AND OFFICERS	51
Information about the Board of Trustees	52
Information about the Officers of the Trust	60

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	71
Investment Manager and Administrator	71
Management and Administration Fees	72
Contractual Expense Limitations	79
Voluntary Expense Limitations	84
Sub-Adviser	84
Portfolio Manager Information	85
Other Investment Companies Managed	95
Codes of Ethics	95
Management and Control of NB Management and Neuberger Berman	96

DISTRIBUTION ARRANGEMENTS	96
Distributor	97
Revenue Sharing	98
Distribution Plan (Trust Class Only)	100
Distribution Plan (Advisor Class Only)	101
Distribution Plan (Class A Only)	101
Distribution Plan (Class C Only)	102
Distribution Plan (Class R3 Only)	103
Distribution Plan (Advisor Class, Trust Class, Class A, Class C and Class R3)	104

ADDITIONAL PURCHASE INFORMATION	105
Share Prices and Net Asset Value	105
Financial Intermediaries	107
Automatic Investing and Dollar Cost Averaging	107
Sales Charges	107

ADDITIONAL EXCHANGE INFORMATION	114

ADDITIONAL REDEMPTION INFORMATION	115
Suspension of Redemptions	115
Redemptions in Kind	116

CONVERSION INFORMATION	116

i

DIVIDENDS AND OTHER DISTRIBUTIONS	116

ADDITIONAL TAX INFORMATION	117
Taxation of the Funds	117
Taxation of the Funds’ Shareholders	123

FUND TRANSACTIONS	123
Expense Offset Arrangement	135
Portfolio Turnover	136
Proxy Voting	136

PORTFOLIO HOLDINGS DISCLOSURE	138
Portfolio Holdings Disclosure Policy	138
Portfolio Holdings Disclosure Procedures	138
Portfolio Holdings Approved Recipients	139

REPORTS TO SHAREHOLDERS	140

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	140

CUSTODIAN AND TRANSFER AGENT	142

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS	142

LEGAL COUNSEL	142

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	143

REGISTRATION STATEMENT	149

FINANCIAL STATEMENTS	149

APPENDIX A – RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER	A-1
ii

INVESTMENT INFORMATION

Each Fund is a separate operating series of Neuberger Berman Equity Funds (“Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“SEC”) as a diversified, open-end management investment company.

Through December 15, 2000, the Advisor Class, Investor Class, Trust Class, and Institutional Class (each a “Class”) units of beneficial interest (“shares”) of each Fund (except those identified in the next paragraph and only for the Genesis Fund for Institutional Class shares) were organized as feeder funds in a master-feeder structure rather than a multiple-class structure. These feeder funds were series of Neuberger Berman Equity Assets, Neuberger Berman Equity Funds, Neuberger Berman Equity Trust, and Neuberger Berman Equity Series, respectively.

The following Funds commenced operations as a separate series of the Trust on the dates shown next to the Fund names: Neuberger Berman Climate Change Fund (May 1, 2008); Neuberger Berman Emerging Markets Equity Fund (October 8, 2008); Neuberger Berman Equity Income Fund (November 2, 2006); Neuberger Berman International Institutional Fund (June 17, 2005); Neuberger Berman International Large Cap Fund (August 1, 2006); Neuberger Berman Multi-Cap Opportunities Fund (November 2, 2006); Neuberger Berman Real Estate Fund (May 1, 2002); Neuberger Berman Select Equities Fund (December 20, 2007); and Neuberger Berman Small and Mid Cap Growth Fund (September 5, 2006).

The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

(1)  67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

(2)  a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

The policy of a Fund permitting the Fund to operate as a non-diversified investment company under the 1940 Act may also change by operation of law. Specifically, Rule 13a-1 under the 1940 Act provides in effect that, if a fund’s investment portfolio actually meets the standards of a diversified fund for three consecutive years, the fund’s status will change to that of a diversified fund. The Board of Trustees has adopted a policy that Neuberger Berman Large

Cap Disciplined Growth Fund will invest its portfolio so as to meet the standards of a diversified fund. This policy cannot be changed without a vote of shareholders.

Investment Policies and Limitations

Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

The following investment policies and limitations are fundamental and apply to all Funds unless otherwise indicated:

1. Borrowing (All Funds except Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund’s total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

Borrowing (Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund’s total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

2. Commodities (All Funds except Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund). No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

Commodities (Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund). No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

3. Diversification (All Funds except Neuberger Berman Focus Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Select Equities Fund). No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government and Agency Securities”), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Diversification (Neuberger Berman Focus Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Select Equities Fund). Each Fund is non-diversified under the 1940 Act.

4. Industry Concentration (All Funds except Neuberger Berman Real Estate Fund). No Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities.

Industry Concentration (Neuberger Berman Real Estate Fund). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest greater than 25% of its total assets in the real estate industry. This limitation does not apply to U.S. Government and Agency Securities.

5. Lending. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

6. Real Estate (All Funds except Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, and Neuberger Berman Real Estate Fund). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

Real Estate (Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund). No Fund may invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

Real Estate (Neuberger Berman Real Estate Fund). The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

Real Estate (Neuberger Berman Climate Change Fund and Neuberger Berman Equity Income Fund). The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers a principal business of which is mortgaging, investing, and/or dealing in real estate or interests therein, (ii) invest in instruments that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

7. Senior Securities. No Fund may issue senior securities, except as permitted under the 1940 Act.

8. Underwriting. No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”).

For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

Each Fund (except Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Small Cap Growth Fund, and Neuberger Berman Socially Responsive Fund) has the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

Neuberger Berman Climate Change Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund have the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

Neuberger Berman Emerging Markets Equity Fund has the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund have the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

For purposes of the limitation on industry concentration, please note that Neuberger Berman Climate Change Fund determines industry classifications using Level Four of the Global Industry Classification Standard, which currently contains 139 separate industries. The more narrowly industries are defined, the more likely it is that multiple industries will be affected in a similar fashion by a single economic or regulatory development.

For the purposes of the limitation on industry concentration, please note that Neuberger Berman International Large Cap Fund relies on the Global Industry Classification Standard, which considers diversified commercial banks and regional commercial banks to be separate industries.

The following investment policies and limitations are non-fundamental and apply to all Funds unless otherwise indicated:

1. Borrowing (All Funds except Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund). No Fund may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

Borrowing (Neuberger Berman Climate Change Fund Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund). No Fund may purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

3. Margin Transactions. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

4. Foreign Securities (Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Small and Mid Cap Growth Fund). No Fund may invest more than 10% of the value of its total assets in securities denominated in foreign currency.

Foreign Securities (Neuberger Berman Guardian Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund). No Fund may invest more than 20% of the value of its total assets in securities denominated in foreign currency.

Foreign Securities (Neuberger Berman Equity Income Fund and Neuberger Berman Select Equities Fund). The Fund may not invest more than 30% of the value of its total assets in securities denominated in foreign currency.

These policies do not limit investment in American Depository Receipts (“ADRs”) and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

5. Illiquid Securities. No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

6. Pledging (Neuberger Berman Genesis Fund and Neuberger Berman Guardian Fund). Neither of these Funds may pledge or hypothecate any of its assets, except that (i) Neuberger Berman Genesis Fund may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Fund may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Fund to a mutual insurance company of which the Fund is a member. The other Funds are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

7. Investments in Any One Issuer (Neuberger Berman Focus Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund and Neuberger Berman

Select Equities Fund). At the close of each quarter of each Fund’s taxable year, (i) no more than 25% of the value of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of the value of its total assets may be invested in the securities of a single issuer. These limitations do not apply to government securities, as defined for purposes of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (“Code”), or securities of another regulated investment company (as so defined) (“RIC”).

8. Social Policy (Neuberger Berman Socially Responsive Fund). The Fund may not purchase securities of issuers that derive more than 5% of their total revenue from the production of alcohol, tobacco, weapons or nuclear power and may not purchase securities of issuers deriving more than 5% of total revenue from gambling.

9. Equity Securities. Each Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days’ notice to shareholders. As used in this policy, “assets” means net assets plus the amount of any borrowing for investment purposes. (Only Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund may borrow for investment purposes.)

Convertible securities are considered equity securities for purposes of each Fund’s non-fundamental policy to invest at least 80% of its net assets in equity securities.

Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions. For temporary defensive purposes, or to manage cash pending investment or payout, each Fund (except Neuberger Berman Socially Responsive Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund) may invest up to 100% of its total assets in cash and/or cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

For temporary defensive purposes, or to manage cash pending investment or payout, any part of Neuberger Berman Socially Responsive Fund’s assets may be retained temporarily in U.S. Government and Agency Securities, investment grade fixed income securities of non-governmental issuers, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents. Generally, the foregoing temporary investments for Neuberger Berman Socially Responsive Fund are selected with a concern for the social impact of each investment. For instance the Neuberger Berman Socially Responsive Fund can invest in certificates of deposits issued by community banks and credit unions.

For temporary defensive purposes, or to manage cash pending investment or payout, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, U.S. Government and Agency Securities, and repurchase agreements. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may also invest in such instruments to increase liquidity or to provide collateral to be segregated.

In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Fund from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) (“sales charge”), or a service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Funds’ investment adviser must waive a sufficient amount of its advisory fee to offset any such sales charge or service fee.

In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Although the unregistered fund endeavors to maintain a $1.00 share price, there is no assurance that it will be able to do so. If it were necessary to liquidate assets in the unregistered fund to meet returns on outstanding securities loans at a time when the unregistered fund’s price per share was less than $1.00, a Fund may not receive an amount from the unregistered fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In addition, as a result of recent reduced liquidity in the credit and fixed income markets, it may be difficult to dispose quickly of some securities in the unregistered fund at the price at which that fund is carrying them. The unregistered fund is not a money market fund that is registered under the 1940 Act and does not operate in accordance with all requirements of Rule 2a-7 under the 1940 Act. Money market funds and unregistered funds do not necessarily invest in accordance with Neuberger Berman Socially Responsive Fund’s Social Policy.

Additional Investment Information

Some or all of the Funds, as indicated below, may make the following investments, among others; some of which are part of the Fund’s principal investment strategies and some of which are not. The principal risks of each Fund’s principal investment strategies are discussed in the Prospectuses. They may not buy all of the types of securities or use all of the investment techniques that are described.

Illiquid Securities (All Funds). Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by a Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Funds are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions that could be costly to the Funds.

Policies and Limitations. No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Repurchase Agreements (All Funds). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International, Neuberger Berman International Institutional, and Neuberger Berman International Large Cap Funds also from a foreign bank or from a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund or Neuberger Berman International Large Cap Fund enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund’s investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

Securities Loans (All Funds). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote on securities while they are on loan. However, it is the Funds’ policy to attempt to terminate loans in time to vote those proxies that a Fund has determined are material to the interests of the Fund. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman LLC (“Neuberger Berman”) or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Funds may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

Policies and Limitations. Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled “Cash Management and Temporary Defensive Positions” for information on how the cash collateral may be invested. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

Restricted Securities and Rule 144A Securities (All Funds). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund’s 15% limit on investments in illiquid securities.

Reverse Repurchase Agreements (All Funds). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund.

Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of each Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to that Fund’s obligations under the agreement.

Leverage (All Funds). Each Fund may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund’s net asset value (“NAV”). Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund’s shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of each Fund’s investment limitations. In addition, securities lending transactions and when issued transactions may create leverage.

Policies and Limitations. Each of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund may make investments while borrowings are outstanding. For the other Funds (except Neuberger Berman Climate Change Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund), none of them may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of a Fund’s total assets. Neuberger Berman Climate Change Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of a Fund’s total assets.

Each of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund and Neuberger Berman International Large Cap Fund may use leverage for investment purposes, however, in general, these Funds do not intend to do so.

Each of Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund may use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

Foreign Securities (All Funds). Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as investors.

Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers’ acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on portfolio transactions.

Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

The Funds may invest in ADRs, European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and International Depository Receipts (“IDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

Policies and Limitations. To limit the risks inherent in investing in foreign currency denominated securities: (1) each of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Small and Mid Cap Growth Fund may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities; (2) each of Neuberger Berman Equity Income Fund, Neuberger Berman Guardian Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities; and (3) Neuberger Berman Select Equities Fund may not purchase foreign currency denominated securities if, as a result, more than 30% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, none of these Funds is restricted in the amount it may invest in securities denominated in any one foreign currency.

Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund invest primarily in foreign securities.

Investments in securities of foreign issuers are subject to each Fund’s quality standards. Each Fund (except Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth and Neuberger Berman Select Equities Fund) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

Securities of Issuers in Emerging Market Countries (Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth and Neuberger Berman Select Equities Fund). The risks described above for foreign securities may be heightened in connection with investments in emerging market countries. Historically, the markets of emerging market countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging market countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of emerging market countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

In determining where an issuer of a security is based, NB Management may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations.

Additional costs could be incurred in connection with a Fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to emerging market countries include:

Currency fluctuations. A Fund’s investments may be valued in currencies other than the U.S. dollar. Certain emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objective, a Fund can engage in certain currency transactions to hedge against currency fluctuations. See “Foreign Currency Transactions” below.

Government regulation. The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. While a Fund will only invest in markets where these restrictions are considered acceptable by NB Management, a country could impose new or additional repatriation restrictions after the Fund’s investment. If this happened, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Fund, or the Fund may have to pay a premium to purchase those equity securities, due to foreign shareholders already holding the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of a Fund’s investments.

Less developed securities markets. Emerging market countries may have less well developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks. Settlement systems in emerging market countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Fund to suffer a loss. A Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Fund will be successful in eliminating this risk, particularly as counterparties operating in emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Fund.

Investor information. A Fund may encounter problems assessing investment opportunities in certain emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, NB Management will seek alternative sources of information, and to the extent it may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Fund will not invest in such market or security.

Taxation. Taxation of dividends received and net capital gains realized by non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures, and such laws may permit retroactive taxation so that a Fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation. A Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

Fraudulent securities. Securities purchased by a Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Fund.

Risks of Investing in Frontier Emerging Market Countries. Frontier emerging market countries are countries that have smaller economies or less developed capital markets than traditional emerging markets. Frontier emerging market countries tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets. The frontier emerging market countries include the least developed countries even by emerging markets standards. The risks of investments in frontier emerging market countries include all the risks described above for investment in foreign securities and emerging markets, although these risks are magnified in the case of frontier emerging market countries.

Participatory Notes  (Neuberger Berman Climate Change Fund and Neuberger Berman Emerging Markets Equity Fund). Each Fund may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets.

Generally, investments in participatory notes are used to take positions in certain foreign securities. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. The return on a participatory note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a participatory note typically does not receive voting rights as it would if it directly owned the underlying security. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the stocks underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to each Fund’s percentage limitation on investments in illiquid securities.

Forward Commitments and When-Issued Securities (Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund). Each Fund may purchase securities on a when-issued basis and Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund and Neuberger Berman Select Equities Fund may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued purchases and forward commitment transactions enable a Fund to “lock in” what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in that Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s NAV as long as the commitment to sell remains in effect.

Policies and Limitations. The Funds will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it has been entered into. Each Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize capital gains or losses in connection with these transactions.

When a Fund purchases securities on a when-issued or forward commitment basis, that Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of that Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the portfolio securities will be held in a segregated account, or the portfolio securities will be designated on the Fund’s records as segregated, while the commitment is outstanding. These procedures are designed to ensure that each Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

Technology Securities (All Funds). These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

Master Limited Partnerships (All Funds). Master limited partnerships (“MLPs”) are limited partnerships (or similar entities) in which the ownership units (e.g., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter (“OTC”) market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

Energy-Related Investments ([All Funds]). The securities of companies in energy-related activities include, among others, integrated oil and gas companies, refining companies, independent oil and gas companies, oil service companies, coal companies, energy infrastructure companies, energy transportation companies, energy master limited partnerships (see “Master Limited Partnerships” above), natural gas and electric utilities, and alternative energy providers. Companies in the energy sector are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and may lack the resources and the broad business lines to weather hard times. These companies face the risk that their earnings, dividends and stock prices will be affected by changes in the prices and supplies of energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including the supply and demand for energy fuels; international political events; energy conservation; the success of exploration projects; tax and other governmental regulations; policies of the Organization of Petroleum Exporting Countries (“OPEC”); and relationships among OPEC members and between OPEC and oil-importing countries.

Futures Contracts, Options on Futures Contracts, Options on Securities and Indices,
Forward Contracts, and Options on Foreign
Currencies (collectively, “Financial Instruments”)

Futures Contracts and Options Thereon (All Funds). Each of Neuberger Berman Climate Change Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Funds view investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may enter into futures contracts and options on currencies, single stocks, debt securities, interest rates, and securities indices (including those on a narrow-based index) that are traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”) or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund each may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. Each Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities that Fund intends to purchase. If a futures contract is purchased by a Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund may wish to hedge and the standardized futures contracts available to it, each Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

With respect to currency futures, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may sell a futures contract or a call option, or they may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, each Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. Each Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in each Fund.

For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”).

A “sale” of a futures contract (or a “short” futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A “purchase” of a futures contract (or a “long” futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as “contract markets” by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange’s affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

“Margin” with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund’s futures positions. The margin deposit made by the Fund when it enters into a futures contract (“initial margin”) is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit (“variation margin”). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, a Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

Although each Fund believes that the use of futures contracts and options will benefit it, if NB Management’s judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund’s overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund’s futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or “DTEFs”), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

Policies and Limitations. Neuberger Berman Climate Change Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Funds do not engage in transactions in futures and options on futures for speculation.

Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund and Neuberger Berman International Large Cap Fund each may purchase and sell futures for bona fide hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Funds may also purchase and write put and call options on such futures contracts for bona fide hedging and non-hedging purposes.

Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Funds’ exposure to the performance of a recognized securities index, such as the S&P 500 Index.

Call Options on Securities (All Funds). Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds’ total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

Policies and Limitations. Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. Each Fund writes only “covered” call options on securities it owns (in contrast to the writing of “naked” or uncovered call options, which the Funds will not do).

A Fund would purchase a call option to offset a previously written call option. Each of Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund may purchase call options for hedging or non-hedging purposes.

Put Options on Securities (Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International

Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund). Each of these Funds may write and purchase put options on securities. Each Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

Fund securities on which a Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

Policies and Limitations. Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund generally write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV). However, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund also may use put options for non-hedging purposes.

General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

Options are traded both on U.S. national securities exchanges and in the OTC market. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party’s insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund’s statement of assets and liabilities. This liability is adjusted daily to the option’s current market value.

Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Policies and Limitations. Each Fund may use American-style options. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges.

The assets used as cover (or segregated) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund’s 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Put and Call Options on Securities Indices (All Funds). Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund each may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of a Fund’s securities or securities a Fund intends to buy. A Fund may write securities index options to close out positions in such options that it has purchased.

For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund’s exposure to the performance of a recognized securities index, such as the S&P 500 Index.

Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed “index multiplier.” A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange (“NYSE”), the American Stock Exchange, and other U.S. and foreign exchanges.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indices on which options are available.

Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

Policies and Limitations. Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund, each may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by a Fund will be listed and traded on an exchange. No Fund currently expects to invest a substantial portion of its assets in securities index options.

For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund’s exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

Foreign Currency Transactions (All Funds). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price (“forward contracts”). The Funds also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Funds (other than Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund) may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. These Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies.

Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

NB Management believes that the use of foreign currency hedging techniques, including “proxy-hedges,” can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund each may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund may

also invest in securities denominated in currency baskets which consist of a selected group of currencies.

Policies and Limitations. The Funds (other than Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund) may enter into forward contracts for the purpose of hedging and not for speculation.

Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may enter into forward contracts for hedging or non-hedging purposes. When a Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in a Fund’s investment portfolio.

Options on Foreign Currencies (All Funds). Each Fund may write and purchase covered call and put options on foreign currencies. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

Policies and Limitations. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund Neuberger Berman International Large Cap Fund each may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund.

Regulatory Limitations on Using Financial Instruments. If a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the

CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are “in-the-money”) may not exceed 5% of the Fund’s net assets.

Cover for Financial Instruments. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on its records as segregated, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding “cover” for Financial Instruments and, if the guidelines so require, segregate the prescribed amount of cash or appropriate liquid securities.

Segregated securities cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund’s assets could impede Fund management or the Fund’s ability to meet current obligations. A Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

General Risks of Financial Instruments. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund’s securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund’s use of Financial Instruments will be successful.

Each Fund’s use of Financial Instruments may be limited by the provisions of the Code with which it must comply to continue to qualify as a RIC. See “Additional Tax Information.” Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

Policies and Limitations. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund’s underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

Short Sales (Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman

Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund). Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund each may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund and Neuberger Berman Select Equities Fund also may use short sales in an attempt to realize gain. To effect a short sale, a Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund each may also make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

The effect of short selling is similar to the effect of leverage. Short selling may amplify changes in the Fund’s NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

Policies and Limitations. Under applicable guidelines of the SEC staff, if a Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker), or designate on its records as segregated, an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated assets at such a level that (1) the amount of segregated assets plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount of segregated assets plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. The Funds’ ability to engage in short sales may be impaired by any temporary prohibitions on short selling imposed by domestic and certain foreign government regulators.

Fixed Income Securities (All Funds). While the emphasis of each Fund’s investment program is on common stocks and other equity securities, each Fund may invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may also invest in investment grade corporate bonds and debentures. The debt securities in which the Funds may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund each may invest in corporate debt securities rated below investment grade.

“U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States. Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline. As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), SLM Corporation (formerly, Student Loan Marketing Association) (commonly known as “Sallie Mae”), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the Treasury’s discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

“Investment grade” debt securities are those receiving one of the four highest ratings from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), or another nationally recognized statistical rating organization (“NRSRO”) or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities (“Comparable Unrated Securities”). Securities rated by Moody’s in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody’s, which are described in Appendix A to this SAI.

Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity (“market risk”). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund’s fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund and Neuberger Berman Select Equities Fund warrants exposure to the additional level of risk.

Policies and Limitations. Each Fund normally may invest up to 20% of its total assets in debt securities (excluding convertible debt securities), except for Neuberger Berman Real Estate Fund which normally may invest up to 20% of its net assets in debt securities (excluding convertible debt securities). Neuberger Berman Partners Fund and Neuberger Berman Regency Fund each may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially

Responsive Fund each will engage in an orderly disposition of the downgraded securities. Each other Fund (except Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Fund’s holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman Partners Fund and Neuberger Berman Regency Fund). NB Management will make a determination as to whether Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund should dispose of the downgraded securities.

There are no restrictions as to the ratings of debt securities Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund or Neuberger Berman Select Equities Fund may acquire or the portion of its assets each may invest in debt securities in a particular ratings category.

Although these Funds do not presently intend to invest in debt securities, they may invest in convertible debt securities that NB Management believes present a good value because they are convertible into equity securities and have an attractive yield.

Commercial Paper (All Funds). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

Policies and Limitations. The Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody’s (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Multi-Cap Opportunities Fund each may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated assets.

Zero Coupon Securities (Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund). Each of these Funds may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

The discount on zero coupon securities (“original issue discount” or “OID”) must be included in gross income ratably by each Fund prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its accrued OID) to its shareholders each year for federal income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See “Additional Tax Information.”

The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Convertible Securities (All Funds). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund’s ability to achieve its investment objectives.

Policies and Limitations. Neuberger Berman Socially Responsive Fund may invest up to 20% of its net assets in convertible securities. Neuberger Berman Socially Responsive Fund does not intend to purchase any convertible securities that are not investment grade.

Convertible securities are considered equity securities for purposes of each Fund’s non-fundamental policy to invest at least 80% of its net assets in equity securities. Convertible debt securities are subject to each Fund’s investment policies and limitations concerning fixed income securities.

Preferred Stock (All Funds). Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

Warrants and Rights (All Funds). Warrants and rights may be acquired by a Fund in connection with other securities or separately. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities at a later date. Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date. Rights also normally have a shorter duration than warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities.  The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration date since warrants and rights cease to have value if they are not exercised prior to their expiration date. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Swap Agreements (Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Multi-Cap Opportunities Fund, and Neuberger Berman Real Estate Fund). Each of these Funds may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

Swap agreements may be illiquid. Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund’s performance. The risks of swap agreements depend upon the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Moreover, the use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If a firm’s creditworthiness declines, the value of the agreement might decline, potentially resulting in losses. Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Policies and Limitations. In accordance with SEC staff requirements, each of Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Multi-Cap Opportunities Fund, and Neuberger Berman Real Estate Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

Real Estate-Related Instruments (All Funds). The Funds may invest in securities issued by real estate companies. Investments in these securities are subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

Real estate-related instruments include securities of real estate investment trusts (also known as “REITs”), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause a Fund to indirectly bear its proportionate share of the costs of the REITs’ operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs.

Neuberger Berman Climate Change Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Multi-Cap Opportunities Fund, and Neuberger Berman Real Estate Fund may also invest in mortgage-backed securities. These are fixed income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when those interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This limits the Fund’s ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae, and Freddie Mac) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

The value of the equity securities of Fannie Mae and Freddie Mac fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, Congress authorized the increase of the size of home loans that Fannie Mae and Freddie Mac could purchase, and authorized the U.S. Treasury Department, through 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator, announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into preferred stock purchase agreements (“PSPAs”) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue.

Fannie Mae and Freddie Mac have each been the subject of several class action lawsuits and investigations by federal regulators over certain accounting, disclosure, or corporate governance matters. Such legal proceedings and investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

Policies and Limitations. Under normal conditions at least 80% of Neuberger Berman Real Estate Fund’s net assets will be invested in the securities of companies principally engaged in the real estate industry. A company is “principally engaged” in the real estate industry if it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. It is anticipated, although not required, that under normal circumstances a majority of Neuberger Berman Real Estate Fund’s investments will consist of shares of equity REITs.

Japanese Investments (Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund). Each Fund may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund each may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Funds may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country’s infrastructure. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

Canadian Income Trusts (Neuberger Berman Climate Change Fund, Neuberger Berman Equity Income Fund and Neuberger Berman Multi-Cap Opportunities Fund). Canadian income trusts commonly hold debt or equity securities in, or are entitled to receive royalties from, an underlying active business. The income trust structure is typically adopted by businesses that require a limited amount of capital in maintenance and that generate stable cash flows. The value of an income trust can rise or fall for the same reasons that affect equity securities or because of changes to interest rates.

An investment in units of a Canadian income trust is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (including a Fund if it invests in the income trust) could be held responsible for such obligations. Certain, but not all, jurisdictions have enacted legislation to protect investors from some of this liability. There is also a risk that the tax rules relating to income trusts may change in a way that is negative to income trust investors.

Other Investment Company Securities (All Funds). Each Fund may invest in shares of other investment companies (including shares of exchange-traded funds (“ETFs”)). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. Such an investment may be the most practical or only manner in which a Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

As a shareholder in an investment company, a Fund would indirectly bear its pro rata share of that investment company’s expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities. The Funds do not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

ETFs are investment companies that are registered as open-end management companies or unit investment trusts but possess some of the characteristics of closed-end funds. For example, like closed-end funds, ETFs’ shares are listed and traded in the secondary market.

Many ETFs are passively managed and seek to provide returns that track the price and yield performance of a particular index. Although such ETFs may invest in other instruments, they largely hold the securities (e.g., common stocks) in the relevant index.

Policies and Limitations. For cash management purposes, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See “Cash Management and Temporary Investment Policy.”

Otherwise, a Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate. However, a Fund may exceed these limits when investing in shares of an ETF, subject to the terms and conditions of an exemptive order from the SEC obtained by the ETF that permits an investing fund, such as the Funds, to invest in the ETF in excess of the limits described above. In addition, the SEC has proposed a rule on which a Fund may rely that would, if adopted, permit funds to invest in ETFs in excess of those limits.

Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

Indexed Securities (Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, and Neuberger Berman Select Equities Fund). Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund and Neuberger Berman Select Equities Fund each may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Commodities Related Investments (All Funds). Although a Fund may not purchase precious metals (such as gold, silver and platinum) or other physical commodities or contracts thereon, a Fund may purchase securities backed by physical commodities, including interests in exchange traded investment trusts and other similar entities the value of whose shares relates directly to the value of precious metals or other physical commodities held by such an entity. As an investor in such an entity, a Fund would indirectly bear its pro rata share of the entity’s expenses, which may include storage and other costs relating to the entity’s investments in precious metals or other physical commodities. In addition, a Fund will not qualify for treatment as a regulated investment company under the Code if 10% or more of its annual gross income consists of non-qualifying income, which includes gains resulting from selling precious metals or any other physical commodity (or options or futures contracts thereon unless the gain is realized from certain hedging transactions) and certain other non-passive income. See “Additional Tax Information.” A Fund’s investment in securities backed by physical commodities generally would produce income that would be subject to this 10% limitation. To remain within this limitation, a Fund may hold such an investment or sell it at a loss, or sell other investments, when for investment reasons it would not otherwise do so. The availability of such measures does not guarantee that the Fund would be able to remain within the limitations of the Code.

Exposure to precious metals and other physical commodities may subject a Fund to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Because precious metals and other physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments.

Policies and Limitations. The Funds may not purchase precious metals or other physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments. However, the Funds may purchase securities backed by physical commodities, including interests in exchange traded investment trusts and other similar entities the value of whose shares relates directly to the value of precious metals or other physical commodities held by such an entity. A Fund does not intend to sell such investments when doing so would cause it to fail to qualify as a regulated investment company under the Code.

Terrorism Risks. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds’ operations.

[Recent Market Events. Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. These events have included, but are not limited to, the Federal government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc. (“LBHI”), the sale of Merrill Lynch to Bank of America, the U.S. Government bailout of American International Group, Inc (“AIG”), reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and U.K. governments banning short-selling. Both domestic and international equity markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may also negatively affect many issuers worldwide. Illiquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in issuers having more difficulty obtaining financing and ultimately a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on each Fund.

Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.]

Neuberger Berman Socially Responsive Fund - Description of Social Policy

Social Investment Guidelines

Neuberger Berman Socially Responsive Fund believes that good corporate citizenship is good business and has the potential to produce positive investment results. The Fund is designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship. The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet its value-oriented financial criteria and social policy. The Fund focuses on companies that are responsive to environmental issues; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. In addition, the Fund avoids companies with products with negative public health implications.

Neuberger Berman Socially Responsive Fund endeavors to avoid companies that derive revenue from gambling or the production of:

•	tobacco,
•	alcohol,
•	weapons, or
•	nuclear power.

In addition to its exclusionary screens, the Fund looks for companies that show leadership in:

•	environment concerns,
•	diversity in the work force, and
•	progressive employment and workplace practices and community relations.

The Fund may also consider public health issues, externalities associated with a company’s products, and general corporate citizenship in making its investment decisions.

Interpretation of Social Investment Guidelines

All social screens require interpretation in their application and is at the discretion of the portfolio management team. The following discussion provides further detail about the interpretation of the Fund’s Social Investment Guidelines.

Tobacco

Manufacturers. The Fund does not buy or hold companies that derive 5% or more of revenues from the manufacture of tobacco products. This screen primarily excludes producers of cigarettes, cigars, pipe tobacco, and smokeless tobacco products (snuff and chewing tobacco).

Processors and Suppliers. The Fund does not buy or hold companies that are in the business of processing tobacco and supplying tobacco to these manufacturers.

Retail Sales. The Fund does not buy or hold companies that derive a majority of revenues from the retail sale of tobacco products.

Tobacco-Related Products. The Fund does not buy or hold companies that derive a majority of revenues from the sale of goods used in the actual manufacture tobacco products, such as cigarette papers and filters.

The Fund may buy or hold companies that sell certain key products to the tobacco industry. These items include: cigarette packets, boxes, or cartons; the paperboard used in the manufacture of cigarette boxes or cartons; the cellophane wrap used to enclose cigarette packets or boxes; magazine or newspaper space sold for cigarette advertisements; and billboard space rented for cigarette advertisements. In general, the Fund does not exclude such companies from investment, although it may reconsider companies that derive substantial revenues from these activities on a case-by-case basis.

Alcohol

Manufacturers and Producers. The Fund does not buy or hold companies that derive 5% or more of revenues from the manufacture of alcoholic beverages. This screen primarily excludes distillers of hard liquors, brewers, and vintners.

Retail Sales. The Fund does not buy or hold companies that derive a majority of revenues from the retail sale of alcoholic beverages. This screen relates primarily to restaurant chains and convenience stores.

The Fund may buy or hold:

•	agricultural products companies that sell products to the alcohol industry for use in the production of alcoholic beverages (primarily grain alcohol producers); or
•	companies that sell unprocessed agricultural goods, such as barley or grapes, to producers of alcoholic beverages.

Gambling

Owners and Operators. The Fund does not buy or hold companies that derive 5% or more of revenues from the provision of gaming services. This screen primarily excludes owners and operators of casinos, riverboat gambling facilities, horse tracks, dog tracks, bingo parlors, or other betting establishments.

Manufacturers of Gaming Equipment. The Fund does not buy or hold companies that derive 5% or more of revenues from the manufacture of gaming equipment or the provision of goods and services to lottery operations.

The Fund may buy or hold companies that:

•	provide specialized financial services to casinos; or
•	sell goods or services that are clearly nongaming-related to casinos or other gaming operations.

Nuclear Power

Owners and Operators. The Fund does not buy or hold companies that are owners or operators of nuclear power plants. This screen primarily excludes major electric utility companies.

The Fund may buy or hold:

•	engineering or construction companies that are involved in the construction of a nuclear power plant or provide maintenance services to such plants in operation; or
•	electric utility companies that are purchasers and distributors of electricity that may have come from nuclear power plants (but are not themselves owners of such plants).

Military Contracting

Major Prime Contractors. The Fund does not buy or hold companies that derive 5% or more of revenues from weapons-related contracts. Although this screen permits the Fund to invest in companies that derive less than 5% of revenues from weapons contracts, the Fund generally avoids large military contractors that have weapons-related contracts that total less than 5% of revenues but are, nevertheless, large in dollar value and exclusively designed for weapons-related activities. While it is often difficult to obtain precise weapons contracting figures, the Fund will make a good faith effort to do so.

Non-Weapons-Related Sales to the Department of Defense. The Fund does not buy or hold companies that derive their total revenue primarily from non-consumer sales to the Department of Defense (“DoD”).

In some cases, it is difficult to clearly distinguish between contracts that are weapons-related and those that are not. For example, is jet fuel for fighter aircraft a weapons-related product? The Fund has decided to treat jet fuel as a civilian product and may buy or hold a company that produces it. The Fund will use its best judgment in making such determinations.

The Fund may buy or hold companies that:

•	have some minor military business;
•	have some contracts with the DoD for goods and services that are clearly not weapons-related; or
•	manufacture computers, electric wiring, and semiconductors or that provide telecommunications systems (in the absence of information that these products and services are weapons-related).

Firearms

Manufacturers. The Fund does not buy or hold companies that produce firearms such as pistols, revolvers, rifles, shotguns, or sub-machine guns. The Fund will also not buy or hold companies that produce small arms ammunition.

Retailers. The Fund does not buy or hold companies that derive a majority of revenues from the wholesale or retail distribution of firearms or small arms ammunition.

Environment

Best of Class Approach

The Fund seeks to invest in companies that have demonstrated a commitment to environmental stewardship. Among other things, it will look for companies:

•	that have integrated environmental management systems;
•	that have measurably reduced their Toxic Release Inventory (TRI) emissions to air, land, or water (on-and off-site releases);
•	whose TRI emissions are substantially lower than their peers;
•	that participate in voluntary environmental initiatives led by governmental agencies such as the Environmental Protection Agency, non-industry organizations, or community groups;
•

that are committed to the public disclosure of corporate environmental information, such as signatories to CERES (Coalition for Environmentally Responsible Economies) or participants in the GRI (Global Reporting Initiative); or

•	have innovative processes or products that offer an environmental benefit.

Environmental Risk

The Fund seeks to avoid companies whose products it has determined pose unacceptable levels of environmental risk. To that end, the Fund does not buy or hold companies that:

•	are major manufacturers of hydrochloroflurocarbons, bromines, or other ozone-depleting chemicals;
•	are major manufacturers of pesticides or chemical fertilizers;
•	operate in the gold mining industry; or
•	design, market, own, or operate nuclear power plants (see Nuclear Power section).

The Fund seriously considers a company’s environmental liabilities, both accrued and unaccrued, as a measure of environmental risk. It views public disclosure of these liabilities as a positive step.

Regulatory Problems

The Fund seeks to avoid companies with involvement in major environmental controversies. It will look at a combination of factors in this area and will decide if, on balance, a company qualifies for investment. Negative factors may include:

•	environmental fines or penalties issued by a state or federal agency or court over the most recent three calendar years; and/or
•	highly publicized community environmental lawsuits or controversies.

Positive factors may include:

•	good environmental management systems;
•	progress in implementing environmental programs; and
•	public disclosure of environmental policies, goals, and progress toward those goals.

If a company already held in the Fund becomes involved in an environmental controversy, the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company’s shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

Diversity

The Fund strives to invest in companies that are leaders in promoting diversity in the workplace. Among other things, it will look for companies that:

•	promote women and people of color into senior line positions;
•	appoint women and people of color to their boards of directors;
•	offer diversity training and support groups;
•	purchase goods and services from women- and minority-owned firms; and
•	have implemented innovative hiring, training, or other programs for women, people of color, and/or the disabled, or otherwise have a superior reputation in the area of diversity.

The Fund attempts to avoid companies with recent major discrimination lawsuits related to gender, race, disability, or sexual orientation. In general, the Fund does not buy companies:

•	that are currently involved in unsettled major class action discrimination lawsuits;
•	that are currently involved in unsettled major discrimination lawsuits involving the U.S. Department of Justice or the EEOC (Equal Employment Opportunity Commission); or
•	with exceptional historical patterns of discriminatory practices.

Although the Fund views companies involved in non-class action discrimination lawsuits and/or lawsuits that have been settled or ruled upon with some concern, it may buy or hold such companies. These types of lawsuits will be given particular weight if a company does not have a strong record of promoting diversity in the workplace.

While the Fund encourages companies to have diverse boards of directors and senior management, the absence of women and minorities in these positions does not warrant a company’s exclusion from the Fund.

If a company already held in the Fund becomes involved in a discrimination controversy, the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company’s shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

Employment and Workplace Practices

The Fund endeavors to invest in companies whose employment and workplace practices are considered progressive. Among other things, it will look for companies that:

•

offer benefits such as maternity leave that exceeds the 12 unpaid weeks mandated by the federal government; paid maternity leave; paternity leave; subsidized child and elder care (particularly for lower-paid staff); flexible spending accounts with dependent care options; flextime or job-sharing arrangements; phaseback for new mothers; adoption assistance; a full time work/family benefits manager; and/or health and other benefits for same-sex domestic partners of its employees;

•	have taken extraordinary steps to treat their unionized workforces fairly; and
•

have exceptional workplace safety records, particularly Occupational Safety and Health Administration Star certification for a substantial number of its facilities and/or a marked decrease in their lost time accidents and workers compensation rates.

The Fund will seek to avoid investing in companies that have:

•	demonstrated a blatant disregard for worker safety; or
•	historically had poor relations with their unionized workforces, including involvement in unfair labor practices, union busting, and denying employees the right to organize.

Although the Fund is deeply concerned about the labor practices of companies with international operations, it may buy or hold companies that are currently or have been involved in related controversies. The Fund recognizes that it is often difficult to obtain accurate and consistent information in this area; however, it will seek to include companies that are complying with or exceeding International Labour Organization standards.

Community Relations

The Fund believes that it is important for companies to have positive relations with the communities in which they are located – communities of all races and socio-economic status. It will seek to invest in companies that:

•	have open communications within the communities in which they operate;

•	make generous cash donations to charitable organizations, particularly multi-year commitments to local community groups; and
•	offer incentives (such as paid time off) to employees to volunteer their time with charitable organizations.

The Fund seeks to avoid companies with involvement in recent environmental controversies that have significantly affected entire communities (See Environment, Regulatory Problems). The Fund will be particularly stringent with companies that do not have positive relations with the communities in which they operate.

If a company already held in the Fund becomes involved in a community controversy, the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company’s shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

Human Rights

We endeavor to invest in companies who recognize universal human rights standards such as the UN’s Universal Declaration of Human Rights (UDHR) and the International Labor Organization’s (ILO) system of standards. We look for companies that:

•	have taken steps to refine their disclosure methods so that they are complete, consistent and measurable;
•	have developed or are in the process of developing a vision and human rights strategy or to formalize an already existing standard and process;
•

have identified or are in the process of identifying opportunities that will enhance their overall business and/or where they can take a leadership and advocacy role and extend principles to their suppliers, networks and stakeholders within their sphere of influence;

•	strive to build partnerships with NGOs (non-governmental organizations), local communities, labor unions and other businesses in order to learn best practices.

Product Safety

The Fund seeks to avoid companies whose products have negative public health implications. Among other things, the Fund will consider:

•	the nature of a company’s products; or
•	whether a company has significant (already accrued or settled lawsuits) or potentially significant (pending lawsuits or settlements) product liabilities.

General

Corporate Actions. If a company held in the Fund subsequently becomes involved in tobacco, alcohol, gambling, weapons, or nuclear power (as described above) through a corporate acquisition or change of business strategy, and no longer satisfies the Social Investment Guidelines, the Fund will eliminate the position at the time deemed appropriate by the Fund given market conditions. The Fund will divest such companies whether or not they have taken strong positive initiatives in the other social issue areas that the Fund considers.

Ownership. The Fund does not buy or hold companies that are majority owned by companies that are excluded by its Social Investment Guidelines.

PERFORMANCE INFORMATION

Each Fund’s performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor’s original cost.

CERTAIN RISK CONSIDERATIONS

Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Independent Fund Trustees
John Cannon (1930)	Trustee since 2000	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	47

Formerly, Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund (1992 to 2009).

Faith Colish (1935)	Trustee since 1982	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	47	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Martha C. Goss (1949)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/ Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	47

Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women’s Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

C. Anne Harvey (1937)	Trustee since 2000	President, C.A. Harvey Associates, since October 2001; formerly, Director, AARP, 1978 to December 2001.	47

Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Robert A. Kavesh (1927)	Trustee since 1986	Retired; Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	47

Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (1960)	Trustee since 2007	Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.	47	Trustee, Northwestern Mutual Series Fund, Inc., since February 2007; Director, Wausau Paper, since 2005; Director, Great Wolf Resorts, since 2004.
Howard A. Mileaf (1937)	Trustee since 1984	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	47

Formerly, Director, Webfinancial Corporation (holding company), 2002 to 2008; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
George W. Morriss (1947)	Trustee since 2007	Retired; formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), 1991 to 2001.	47

Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds; formerly, Member NASDAQ Issuers’ Affairs Committee, 1995 to 2003.

Edward I. O’Brien (1928)	Trustee since 1993	Retired; formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	47	Formerly, Director, Legg Mason, Inc. (financial services holding company), 1993 to July 2008; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.
Cornelius T. Ryan (1931)	Trustee since 1982	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation, since 1981.	47	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Tom D. Seip (1950)	Trustee since 2000; Chairman of the Board since 2008; Lead Independent Trustee from 2006 to 2008	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc., and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	47

Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Compensation Committee, H&R Block, Inc., since 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Candace L. Straight (1947)	Trustee since 2000	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	47

Director, Montpelier Re (reinsurance company), since 2006; formerly, Director, National Atlantic Holdings Corporation (property and casualty insurance company), 2004 to 2008; formerly, Director, The Proformance Insurance Company (property and casualty insurance company), 2004 to 2008; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (1944)	Trustee since 2000	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	47	None.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee
Fund Trustees who are “Interested Persons”
Joseph V. Amato* (1962)	Trustee since 2009

President and Director, Neuberger Berman Group LLC, since 2009; President and Chief Executive Officer, Neuberger Berman and Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; Chief Investment Officer, Neuberger Berman, since 2009; Chief Executive Officer (Equities) and Managing Director, NB Management, since 2009; Managing Director, Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) since 2007; Board member of NBFI since 2006; formerly, Global Head of Asset Management of Lehman Brothers Holdings Inc.’s (“LBHI”) Investment Management division, 2006 to 2009; formerly, member of LBHI’s Investment Management Division’s Executive Management Committee, 2006 to 2009; formerly, Managing Director, Lehman Brothers Inc. (“LBI”), 2006 to 2008; formerly, Chief Recruiting and Development Officer, LBI, 2005 to 2006; formerly, Global Head of LBI’s Equity Sales and a Member of its Equities Division Executive Committee, 2003 to 2005.

47

Member of Board of Advisors, McDonough School of Business, Georgetown University, since 2001; Member of New York City Board of Advisors, Teach for America, since 2005; Trustee, Montclair Kimberley Academy (private school), since 2007.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee

Robert Conti* (1956)	Chief Executive Officer, President and Trustee since 2008; prior thereto, Executive Vice President in 2008 and Vice President 2000 to 2008	Managing Director, Neuberger Berman, since 2007; formerly, Senior Vice President, Neuberger Berman, 2003 to 2006; formerly, Vice President, Neuberger Berman, 1999 to 2003; President and Chief Executive Officer, NB Management, since 2008; formerly, Senior Vice President, NB Management, 2000 to 2008.	47	Chairman of the Board, Staten Island Mental Health Society since 2008.
Jack L. Rivkin* (1940)	Trustee since 2002; President from 2002 to 2008

Formerly, Executive Vice President and Chief Investment Officer, Neuberger Berman Holdings LLC (holding company), 2002 to August 2008 and 2003 to August 2008, respectively; formerly, Managing Director and Chief Investment Officer, Neuberger Berman, December 2005 to August 2008 and 2003 to August 2008, respectively; formerly, Executive Vice President, Neuberger Berman, December 2002 to 2005; formerly, Director and Chairman, NB Management, December 2002 to August 2008; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.

			47

Director, Idealab (private company), since 2009; Director, Distributed World Power (private company), since 2009; Director, Dale Carnegie and Associates, Inc. (private company), since 1998; Director, Solbright, Inc. (private company), since 1997; formerly, Director, New York Society of Security Analysts (2006 to 2008).

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)

Pursuant to the Trust’s Trust Instrument, each of these Fund Trustees shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*

Indicates a Fund Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Amato and Mr. Conti are interested persons of the Trust by virtue of the fact that each is an officer of NB Management, Neuberger Berman and/or their affiliates. Mr. Rivkin may be deemed an interested person of the Trust by virtue of the fact that, until August 2008, he was a director of NB Management and an officer of Neuberger Berman.

Information about the Officers of the Trust

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Andrew B. Allard (1961)	Anti-Money Laundering Compliance Officer since 2002

Senior Vice President, Neuberger Berman, since 2006; Deputy General Counsel, Neuberger Berman, since 2004; formerly, Vice President, Neuberger Berman, 2000 to 2005; formerly, Associate General Counsel, Neuberger Berman, 1999 to 2004; Anti-Money Laundering Compliance Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, one since 2005 and one since 2006).

Claudia A. Brandon (1956)	Executive Vice President since 2008 and Secretary since 1985

Senior Vice President, Neuberger Berman, since 2007 and Employee since 1999; formerly, Vice President, Neuberger Berman, 2002 to 2006; Senior Vice President, NB Management, since 2008 and Assistant Secretary since 2004; formerly, Vice President-Mutual Fund Board Relations, NB Management, 2000 to 2008; Executive Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2008); Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, one since 2005 and one since 2006).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Maxine L. Gerson (1950)	Executive Vice President since 2008 and Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)

Senior Vice President, Neuberger Berman, since 2002; Deputy General Counsel and Assistant Secretary, Neuberger Berman, since 2001; Senior Vice President, NB Management, since 2006; Secretary and General Counsel, NB Management, since 2004; Executive Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2008); Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2005 and one since 2006).

Sheila R. James (1965)	Assistant Secretary since 2002

Vice President, Neuberger Berman, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger Berman, 2007; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, two since 2003, one since 2005 and one since 2006).

Brian Kerrane (1969)	Vice President since 2008

Senior Vice President, Neuberger Berman, since 2006; formerly, Vice President, Neuberger Berman, 2002 to 2006; Vice President, NB Management, since 2008 and Employee since 1991; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2008).

Kevin Lyons (1955)	Assistant Secretary since 2003

Assistant Vice President, Neuberger Berman, since 2008 and Employee since 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (eight since 2003, two since 2004, one since 2005 and one since 2006).

Owen F. McEntee, Jr. (1961)	Vice President since 2008

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1992; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2008).

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
John M. McGovern (1970)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2002

Senior Vice President, Neuberger Berman, since 2007; formerly, Vice President, Neuberger Berman, 2004 to 2006; Employee, NB Management, since 1993; Treasurer and Principal Financial and Accounting Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2005 and one since 2006); formerly, Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

Andrew Provencher (1965)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2005; formerly, Senior Vice President, Neuberger Berman, 2003 to 2005; formerly, Vice President, Neuberger Berman, 1999 to 2003; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2008).

Frank Rosato (1971)	Assistant Treasurer since 2005

Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1995; Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2005 and one since 2006).

Neil S. Siegel (1967)	Vice President since 2008

Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2006; formerly, Senior Vice President, Neuberger Berman, 2004 to 2006; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2008); formerly, Head of Institutional Marketing, Morgan Stanley Investment Management, 1993 to 2004.

Name, (Year of Birth), and Address (1)	Position and Length of Time Served (2)	Principal Occupation(s) (3)
Chamaine Williams (1971)	Chief Compliance Officer since 2005

Senior Vice President, Neuberger Berman, since 2007; Chief Compliance Officer, NB Management, since 2006; Chief Compliance Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2005 and one since 2006); formerly, Senior Vice President, Lehman Brothers Inc., 2007 to 2008; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.
(2)

Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund’s advisory and sub-advisory contracts and other principal contracts. It is the Trust’s policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not “interested persons” of NB Management (including its affiliates) or the Trust (“Independent Fund Trustees”). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds’ management. The standing committees of the Board of Trustees are described below.

Audit Committee. The Audit Committee’s purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Funds’ and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds’

independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds’ independent registered public accounting firms; and (e) to act as a liaison between the Funds’ independent registered public accounting firms and the full Board. Its members are Martha C. Goss, George W. Morriss (Vice Chair), Cornelius T. Ryan (Chair), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2009, the Committee met [ ] times.

Contract Review Committee. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust’s principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chair), Martha C. Goss, Robert A. Kavesh, Howard A. Mileaf, and Candace L. Straight (Vice Chair). All members are Independent Fund Trustees. During the fiscal year ended August 31, 2009, the Committee met [ ] times.

Ethics and Compliance Committee. The Ethics and Compliance Committee generally oversees: (a) the Trust’s program for compliance with Rule 38a-1 and the Trust’s implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust’s Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust’s Chief Compliance Officer (“CCO”). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee’s primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, “Service Providers”) is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund’s Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chair), Faith Colish, C. Anne Harvey, Michael M. Knetter, Howard A. Mileaf (Vice Chair) and Edward I. O’Brien. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2009, the Committee met [ ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

Executive Committee. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert Conti (Vice Chair), Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip (Chair) and Candace L. Straight. All members except for Mr. Conti are Independent Fund Trustees. During the fiscal year ended August 31, 2009, the Committee met [ ] times.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the

Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chair), Robert A. Kavesh, Michael M. Knetter (Vice Chair), Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2009, the Committee met [ ] times.

Investment Performance Committee. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews Fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O’Brien, Jack L. Rivkin (Vice Chair), Cornelius T. Ryan and Peter P. Trapp (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2009, the Committee met [ ] times.

Portfolio Transactions and Pricing Committee. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions (“Pricing Procedures”); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish (Vice Chair), George W. Morriss, Jack L. Rivkin, Cornelius T. Ryan and Candace L. Straight (Chair). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2009, the Committee met [ ] times.

The Trust’s Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust.

For serving as a trustee of the funds in the fund family, each Independent Fund Trustee and each Interested Trustee who is not an employee of NB Management receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Chair who is also an Independent Fund Trustee receives an additional $35,000 per year.

The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

TABLE OF COMPENSATION

FOR FISCAL YEAR ENDED 8/31/09

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Fund Trustees
Independent Fund Trustees
John Cannon Trustee	$[ ]	$[ ]
Faith Colish Trustee	$[ ]	$[ ]
Martha C. Goss Trustee	$[ ]	$[ ]
C. Anne Harvey Trustee	$[ ]	$[ ]
Robert A. Kavesh Trustee	$[ ]	$[ ]

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Fund Trustees
Michael M. Knetter Trustee	$[ ]	$[ ]
Howard A. Mileaf Trustee	$[ ]	$[ ]
George W. Morriss Trustee	$[ ]	$[ ]
Edward I. O’Brien Trustee	$[ ]	$[ ]
Cornelius T. Ryan Trustee	$[ ]	$[ ]
Tom D. Seip Trustee	$[ ]	$[ ]
Candace L. Straight Trustee	$[ ]	$[ ]
Peter P. Trapp Trustee	$[ ]	$[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato Trustee	$[ ]*	$[ ]*
Robert Conti President, Chief Executive Officer and Trustee	$[ ]*	$[ ]*
Jack L. Rivkin Trustee	$[ ]	$[ ]

* Mr. Conti became a Fund Trustee in December 2008 and Mr. Amato became a Fund Trustee in March 2009.

As of [ ], the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record 1% of the outstanding shares of the [____ Class of Neuberger Berman _____ Fund] and less than 1% of the outstanding shares of each Class of each other Fund.

Ownership of Securities

Set forth below is the dollar range of equity securities owned by each Fund Trustee as of December 31, 2008.

	Climate Change	Emerging Markets Equity	Equity Income	Focus Fund	Genesis Fund	Guardian Fund	Int’l Fund	Int’l Inst’l Fund	Int’l Large Cap Fund	Large Cap Disciplined Growth	Mid Cap Growth Fund	Multi-Cap Oppt Fund	Partners Fund	Real Estate Fund	Regency Fund	Select Equities	Small & Mid Cap Growth Fund	Small Cap Growth Fund	Socially Resp. Fund
Independent Fund Trustees
John Cannon	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Faith Colish	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Martha C. Goss	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
C. Anne Harvey	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Robert A. Kavesh	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Michael M. Knetter	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Howard A. Mileaf	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
George W. Morriss	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Edward I. O’Brien	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Cornelius T. Ryan	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Tom D. Seip	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Candace L. Straight	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Peter P. Trapp	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Robert Conti	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Jack L. Rivkin	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

A = None; B = $1-$10,000; C = $10,001 - $50,000; D = $50,001-$100,000; E = over $100,000

The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of December 31, 2008.

Name of Fund Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
John Cannon	E
Faith Colish	E
Martha C. Goss	C
C. Anne Harvey	D
Robert A. Kavesh	E
Michael M. Knetter	D
Howard A. Mileaf	E
George W. Morriss	D
Edward I. O’Brien	E
Cornelius T. Ryan	E
Tom D. Seip	E
Candace L. Straight	E
Peter P. Trapp	E
Fund Trustees who are “Interested Persons”
Joseph V. Amato	E
Robert Conti	E
Jack L. Rivkin	C

* Valuation as of December 31, 2008.

A = None B = $1-$10,000 C = $10,001 - $50,000 D = $50,001-$100,000 E = over $100,000

Independent Fund Trustees Ownership of Securities

[No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity.]

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated May 4, 2009 (“Management Agreement”).

The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds’ assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds.

NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See “Trustees and Officers.” Each Fund pays NB Management a management fee based on the Fund’s average daily net assets, as described below.

NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Funds pursuant to nine administration agreements with the Trust, one for Investor Class dated May 4, 2009, two for Trust Class dated May 4, 2009, one for Advisor Class dated May 4, 2009, two for Institutional Class dated May 4, 2009, one for Class A dated May 4, 2009, one for Class C dated May 4, 2009 and one for Class R3 dated May 15, 2009 (each an “Administration Agreement”). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class’s average daily net assets, as described below.

Under each Administration Agreement, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund’s shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of

Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Third parties may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Funds intend to contract with third parties for only those services they may legally provide. If, due to a change in laws governing those third parties or in the interpretation of any such law, a third party is prohibited from performing some or all of the above-described services, NB Management or a Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

The Management Agreement continues until October 31, 2010. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until October 31, 2010. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days’ written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days’ written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees

For investment management services, each Fund (except Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Small Cap Growth Fund) pays NB Management a fee at the annual rate of 0.550% of the first $250 million of that Fund’s average daily net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of average daily net assets in excess of $4 billion.

Neuberger Berman Climate Change Fund, Neuberger Berman Genesis Fund and Neuberger Berman Small Cap Growth Fund pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund’s average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion.

Neuberger Berman Emerging Markets Equity Fund pays NB Management a fee at the annual rate of 1.000% of the first $250 million of the Fund’s average daily net assets, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.850% of average daily net assets in excess of $4 billion.

Neuberger Berman International Fund and Neuberger Berman International Institutional Fund each pays NB Management a fee for investment management services at the annual rate of 0.850% of the first $250 million of the Fund’s average daily net assets, 0.825% of the next $250 million, 0.800% of the next $250 million, 0.775% of the next $250 million, 0.750% of the next $500 million, 0.725% of the next $1 billion, and 0.700% of average daily net assets in excess of $2.5 billion.

[Neuberger Berman Multi-Cap Opportunities Fund pays NB Management a fee at the annual rate of 0.600% of the first $250 million of the Fund’s average daily net assets, 0.575% of the next $250 million, 0.550% of the next $250 million, 0.525% of the next $250 million, 0.500% of the next $500 million, 0.475% of the next $2.5 billion, and 0.450% of average daily net assets in excess of $4 billion.]

Neuberger Berman Real Estate Fund pays NB Management a fee for investment management services at the annual rate of 0.80% of the Fund’s average daily net assets.

For administrative services, the Investor Class of each Fund pays NB Management a fee at the annual rate of 0.26% of that Fund’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Fund’s consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate third parties, including investment providers, for recordkeeping, accounting and other services.

During the fiscal years ended August 31, 2009, 2008 and 2007, the Investor Class of each Fund accrued management and administration fees as follows:

Investor Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

	2009	2008	2007
Focus	$[ ]	$6,897,362	$8,248,216
Genesis	$[ ]	$19,196,299	$17,710,812
Guardian	$[ ]	$10,215,440	$10,965,165
International	$[ ]	$5,744,791	$7,943,497
Large Cap Disciplined Growth	$[ ]	$91,037	$85,191

Investor Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

Mid Cap Growth	$[ ]	$3,468,750	$3,227,429
Partners	$[ ]	$16,378,739	$16,101,918
Regency	$[ ]	$677,977	$846,368
Small Cap Growth	$[ ]	$1,495,560	$555,792
Socially Responsive	$[ ]	$6,014,705	$4,754,833

For administrative services, the Trust and Advisor Class of each Fund each pays NB Management a fee at the annual rate of 0.40% of that Fund’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Fund’s consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement and may compensate each such third party that provides such services. (A portion of this compensation may be derived from the Rule 12b-1 fee paid to NB Management by this Class of certain Funds; see “Distribution Arrangements,” below.)

During the fiscal years ended August 31, 2009, 2008 and 2007, the Trust Class of each Fund accrued management and administration fees as follows:

Trust Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

	2009	2008	2007
Focus	$[ ]	$517,278	$910,335
Genesis	$[ ]	$50,464,317	$56,791,628
Guardian	$[ ]	$1,004,817	$1,294,964
International	$[ ]	$7,323,460	$10,182,061
International Large Cap	$[ ]	$521,955	$263,003
Mid Cap Growth	$[ ]	$119,336	$78,594
Multi-Cap Opportunities	$[ ]	$60,915	$48,567*
Partners	$[ ]	$9,421,031	$9,219,947
Real Estate	$[ ]	$699,762	$1,482,001
Regency	$[ ]	$509,184	$604,500

Trust Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

Small & Mid Cap Growth	$[ ]	$81,087	$61,998*
Small Cap Growth	$[ ]	$309,629	$51,020
Socially Responsive	$[ ]	$3,279,592	$2,857,298

* Data is from the commencement of operations to the end of the applicable fiscal year end. The dates of each Fund’s commencement of operations follows the name of the Fund: Neuberger Berman Multi-Cap Opportunities Fund (November 2, 2006); Neuberger Berman Small and Mid Cap Growth Fund (September 5, 2006).

During the fiscal years ended August 31, 2009, 2008 and 2007, the Advisor Class of each Fund accrued management and administration fees as follows:

Advisor Class	Management and Administration Fees Accrued for Fiscal Years Ended August 31,
	2009	2008	2007
Focus	$[ ]	$180,952	$242,996
Genesis	$[ ]	$5,930,182	$6,001,770
Guardian	$[ ]	$8,499	$11,025
Mid Cap Growth	$[ ]	$22,925	$9,356
Partners	$[ ]	$5,031,078	$5,724,420
Small Cap Growth	$[ ]	$122,994	$35,178

For administrative services, the Institutional Class of each Fund pays NB Management a fee at the annual rate of 0.15% of that Fund’s average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Fund’s consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement and may compensate each such third party that provides such services. In addition, a Fund may compensate third parties, including investment providers, for recordkeeping, accounting or other services.

During the fiscal years ended August 31, 2009, 2008 and 2007, the Institutional Class of each Fund accrued management and administration fees as follows:

Institutional Class@	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

	2009	2008	2007
Climate Change	$[ ]	$7,414*	N/A^
Emerging Markets Equity	$[ ]*	N/A^	N/A^
Equity Income**	$[ ]	$30,277	$24,288*
Genesis	$[ ]	$33,586,170	$23,185,292
Guardian	[ ]*	N/A^	N/A^
International Inst’l	$[ ]	$4,955,720	$5,964,856
International Large Cap	$[ ]	$957,878	$480,347*
Large Cap Disciplined Growth	[ ]*	N/A^	N/A^
Mid Cap Growth	$[ ]	$158,292	$44,639*
Partners	$[ ]	$905,263	$819,183
Real Estate	$[ ]	$1,705*	N/A^
Select Equities	$[ ]	$10,843*	N/A^
Small Cap Growth	$[ ]	$18,091*	N/A^
Socially Responsive	$[ ]	$287,662*	N/A^

@ As of August 31, 2009, the Institutional Class of [Neuberger Berman Focus Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Regency Fund and Neuberger Berman Small and Mid Cap Growth Fund] had not yet commenced operations. Therefore, there is no data to report.

* Data is from the commencement of operations to the end of the applicable fiscal year end. The dates of each Fund’s commencement of operations follows the name of the Fund: Neuberger Berman Climate Change Fund (May 1, 2008); Neuberger Berman Emerging Markets Equity Fund (October 8, 2008); Neuberger Berman Equity Income Fund (November 2, 2006); Neuberger Berman Guardian Fund (May 27, 2009); Neuberger Berman International Large Cap Fund (October 6, 2006); Neuberger Berman Large Cap Disciplined Growth Fund (April 3, 2009); Neuberger Berman Mid Cap Growth Fund (April 19, 2007); Neuberger Berman Real Estate Fund (June 4, 2008); Neuberger Berman Select Equities Fund (December 20, 2007); Neuberger Berman Small Cap Growth Fund (April 1, 2008); and Neuberger Berman Socially Responsive Fund (November 28, 2007).

** On June 9, 2008, Neuberger Berman Equity Income Fund Trust Class was converted into Neuberger Berman Equity Income Fund Institutional Class. The information in this table includes the financial information of Trust Class shares prior to June 9, 2008.

^ No data available because this Class of the Fund had not yet commenced operations.

For administrative services, Class A and Class C of each Fund pays NB Management a fee at the annual rate of 0.26% of the Fund’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With the Fund’s consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement, and may compensate each such third party that provides such services. (A portion of this compensation may be derived from the Rule 12b-1 fee paid to NB Management by this Class of each Fund; see “Distribution Arrangements,” below.)

During the fiscal years ended August 31, 2009, 2008 and 2007, Class A of each Fund accrued management and administration fees as follows:

Class A@	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

	2009	2008	2007
Climate Change	$[ ]	$5,399*	N/A^
Emerging Markets Equity	$[ ]*	N/A^	N/A^
Equity Income	$[ ]	$12,983*	N/A^
Guardian	$[ ]*	N/A^	N/A^
International Lg. Cap	$[ ]	$4,530*	N/A^
Large Cap Disciplined Growth	$[ ]*	N/A^	N/A^
Mid Cap Growth	$[ ]*	N/A^	N/A^
Select Equities	$[ ]	$10,926*	N/A^
Small Cap Growth	$[ ]*	N/A^	N/A^
Socially Responsive Growth	$[ ]*	N/A^	N/A^

@ As of August 31, 2009, Class A of Neuberger Berman Multi-Cap Opportunities Fund had not yet commenced operations. Therefore, there is no data to report.

* Data is from the commencement of operations to the end of the applicable fiscal year end. The dates of each Fund’s commencement of operations follows the name of the Fund: Neuberger Berman Climate Change Fund (May 1, 2008); Neuberger Berman Emerging Markets Equity Fund (October 8, 2008); Neuberger Berman Equity Income Fund (June 9, 2008); Neuberger Berman Guardian Fund (May 27, 2009); Neuberger Berman International Large Cap Fund (December 20, 2007); Neuberger Berman Large Cap Disciplined Growth Fund (April 3, 2009); Neuberger Berman Mid Cap Growth Fund (May 27, 2009); Neuberger Berman Select Equities Fund (December 20, 2007); Neuberger Berman Small Cap Growth Fund (May 27, 2009); and Neuberger Berman Socially Responsive Fund (May 27, 2009).

^ No data available because this Class of the Fund had not yet commenced operations.

During the fiscal years ended August 31, 2009, 2008 and 2007, Class C of each Fund accrued management and administration fees as follows:

Class C@	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

	2009	2008	2007
Climate Change	$[ ]	$358*	N/A^
Emerging Markets Equity	$[ ]*	N/A^	N/A^
Equity Income	$[ ]	479*	N/A^
Guardian	$[ ]*	N/A^	N/A^
International Lg. Cap	$[ ]	$584*	N/A^
Large Cap Disc. Growth	$[ ]*	N/A^	N/A^
Mid Cap Growth	$[ ]*	N/A^	N/A^
Select Equities	$[ ]	$1,606*	N/A^
Small Cap Growth	$[ ]*	N/A^	N/A^
Socially Responsive	$[ ]*	N/A^	N/A^

@ As of August 31, 2009, Class C of Neuberger Berman Multi-Cap Opportunities Fund had not yet commenced operations. Therefore, there is no data to report.

* Data is from the commencement of operations to the end of the applicable fiscal year end. The dates of each Fund’s commencement of operations follows the name of the Fund: Neuberger Berman Climate Change Fund (May 1, 2008); Neuberger Berman Emerging Markets Equity Fund (October 8, 2008); Neuberger Berman Equity Income Fund (June 9, 2008); Neuberger Berman Guardian Fund (May 27, 2009); Neuberger Berman International Large Cap Fund (December 20, 2007); Neuberger Berman Large Cap Disciplined Growth Fund (April 3, 2009); Neuberger Berman Mid Cap Growth Fund (May 27, 2009); Neuberger Berman Select Equities Fund (December 20, 2007); Neuberger Berman Small Cap Growth Fund (May 27, 2009); and Neuberger Berman Socially Responsive Fund (May 27, 2009).

^ No data available because this Class of the Fund had not yet commenced operations.

For administrative services, Class R3 of each Fund pays NB Management a fee at the annual rate of 0.26% of the Fund’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With the Fund’s consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement, and may compensate each such third party that provides such services. (A portion of this compensation may be derived from the Rule 12b-1 fee paid to NB Management by this Class of each Fund; see “Distribution Arrangements,” below.)

During the fiscal years ended August 31, 2009, 2008 and 2007, Class R3 of each Fund accrued management and administration fees as follows:

Class R3	Management and Administration Fees Accrued for Fiscal Years Ended August 31,

Fund	2009	2008	2007
Guardian	[ ]*	N/A^	N/A^
International Lg. Cap	[ ]*	N/A^	N/A^
Large Cap Disc. Growth	[ ]*	N/A^	N/A^
Mid Cap Growth	[ ]*	N/A^	N/A^
Small Cap Growth	[ ]*	N/A^	N/A^
Socially Responsive	[ ]*	N/A^	N/A^

* From May 27, 2009 (commencement of operations).

^ No data available because this Class of the Fund had not yet commenced operations.

Contractual Expense Limitations

NB Management has contractually undertaken, during the respective period noted below, to forgo current payment of fees and/or reimburse annual operating expenses of each Class of each Fund listed below so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) (“Operating Expenses”) do not exceed the rate per annum noted below (“Expense Limitation”).

Each Fund listed below has agreed to repay NB Management out of assets attributable to its respective Class noted below for any fees forgone by NB Management under the Expense Limitation or any Operating Expenses NB Management reimburses in excess of the Expense Limitation, provided the repayments do not cause that Class’ Operating Expenses to exceed the respective annual rate of average daily net assets as noted below and the repayments are made within three years after the year in which NB Management incurred the expense.

With respect to any Fund, the appropriateness of these undertakings is determined on a Fund-by-Fund and Class-by-Class basis.

Fund	Class	Limitation Period	Expense Limitation

Climate Change	A	08/31/2013	1.20%
	C	08/31/2013	1.95%
	Institutional	08/31/2013	0.95%

Emerging Markets Equity	A	08/31/2013	1.50%
	C	08/31/2013	2.25%
	Institutional	08/31/2013	1.25%

Equity Income	A	08/31/2013	1.16%
	C	08/31/2013	1.91%
	Institutional	08/31/2013	0.80%

Focus	Trust	08/31/2013	1.50%
	Advisor	08/31/2020	1.50%
	Institutional	08/31/2013	0.75%

Genesis	Trust	08/31/2013	1.50%
	Advisor	08/31/2020	1.50%
	Institutional	08/31/2020	0.85%

Guardian	Trust	08/31/2013	1.50%
	Advisor	08/31/2020	1.50%
	Institutional	08/31/2013	0.75%
	A	08/31/2013	1.11%
	C	08/31/2013	1.86%
	R3	08/31/2013	1.36%

International	Investor	08/31/2013	1.40%
	Trust	08/31/2020	2.00%

International Institutional	Institutional	08/31/2020	0.85%

International Large Cap	Trust	08/31/2013	1.25%
	Institutional	08/31/2013	0.90%
	A	08/31/2013	1.30%
	C	08/31/2013	2.00%
	R3	08/31/2013	1.51%

Large Cap Disciplined Growth	Investor	08/31/2015	1.11%
	Institutional	08/31/2013	0.75%
	A	08/31/2013	1.11%
	C	08/31/2013	1.86%
	R3	08/31/2013	1.36%

Mid Cap Growth	Trust	08/31/2013	1.50%
	Advisor	08/31/2020	1.50%
	Institutional	08/31/2013	0.75%
	A	08/31/2013	1.11%
	C	08/31/2013	1.86%
	R3	08/31/2013	1.36%

Multi-Cap Opportunities	Trust	8/31/2013	1.25%
	Institutional	8/31/2013	1.00%
	A	8/31/2013	1.36%
	C	8/31/2013	2.11%

Partners	Trust	08/31/2013	1.50%
	Advisor	08/31/2020	1.50%
	Institutional	08/31/2013	0.70%

Real Estate	Trust	08/31/2020	1.50%
	Institutional	08/31/2020	0.85%

Regency	Investor	08/31/2020	1.50%

	Trust	08/31/2020	1.25%
	Institutional	08/31/2013	0.85%

Select Equities	A	08/31/2013	1.20%
	C	08/31/2013	1.95%
	Institutional	08/31/2013	0.75%

Small & Mid Cap Growth	Trust	08/31/2013	1.10%
	Institutional	08/31/2013	0.75%

Small Cap Growth	Investor	08/31/2020	1.30%
	Trust	08/31/2020	1.40%
	Advisor	08/31/2020	1.60%
	Institutional	08/31/2013	0.90%
	A	08/31/2013	1.26%
	C	08/31/2013	2.01%
	R3	08/31/2013	1.51%

Socially Responsive	Trust	08/31/2013	1.50%
	Institutional	08/31/2013	0.75%
	A	08/31/2013	1.11%
	C	08/31/2013	1.86%
	R3	08/31/2013	1.36%

NB Management reimbursed each Class of each Fund listed below the following amount of expenses pursuant to each Fund’s contractual arrangement:

	Expenses Reimbursed for Fiscal Years Ended August 31,
Fund	2009	2008	2007
Climate Change – Class A	$[ ]	$75,053*	N/A^
Climate Change – Class C	$[ ]	$8,633*	N/A^
Climate Change – Institutional Class	$[ ]	$179,923*	N/A^
Emerging Markets Equity – Class A	$[ ]*	N/A^	N/A^
Emerging Markets Equity – Class C	$[ ]*	N/A^	N/A^
Emerging Markets Equity – Institutional Class	$[ ]*	N/A^	N/A^
Equity Income – Class A	$[ ]	$104,764*	N/A^
Equity Income – Class C	$[ ]	$4,317*	N/A^
Equity Income – Institutional**	$[ ]	$147,078	$84,036*
Focus – Trust Class	$[ ]	$0	$0
Focus – Advisor	$[ ]	$0	$0
Focus – Institutional Class	$[ ]	$0	$0
Genesis – Trust Class	$[ ]	$0	$0
Genesis – Advisor Class	$[ ]	$0	$0
Genesis – Institutional Class	$[ ]	$0	$0
Guardian – Trust Class	$[ ]	$0	$0
Guardian – Institutional Class	$[ ]*	N/A^	N/A^
Guardian – Advisor Class	$[ ]	$18,491	$16,816

Guardian – Class A	$[ ]*	N/A^	N/A^
Guardian – Class C	$[ ]*	N/A^	N/A^
Guardian – Class R3	$[ ]*	N/A^	N/A^
International – Investor Class	$[ ]	$0	$0
International – Trust Class	$[ ]	$0	$0
International Institutional – Institutional Class	$[ ]	$1,304,181	$1,588,898
International Large Cap – Trust Class	$[ ]	$51,118	$63,756
International Large Cap – Institutional Class	$[ ]	$63,922	$64,891*
International Large Cap – Class A	$[ ]	$1,930*	N/A^
International Large Cap – Class C	$[ ]	$1,475*	N/A^
International Large Cap – Class R3	$[ ]*	N/A^	N/A^
Large Cap Disciplined Growth – Institutional Class	$[ ]*	N/A^	N/A^
Large Cap Disciplined Growth – Investor Class	$[ ]	$144,962	$98,946
Large Cap Disciplined Growth – Class A	$[ ]*	N/A^	N/A^
Large Cap Disciplined Growth – Class C	$[ ]*	N/A^	N/A^
Large Cap Disciplined Growth – Class R3	$[ ]*	N/A^	N/A^
Mid Cap Growth – Advisor Class	$[ ]	$21,479	$18,886
Mid Cap Growth – Institutional Class	$[ ]	$5,692	$18,664*
Mid Cap Growth – Trust Class	$[ ]	$0	$0
Mid Cap Growth – Class A	$[ ]*	N/A^	N/A^
Mid Cap Growth – Class C	$[ ]*	N/A^	N/A^
Mid Cap Growth –Class R3	$[ ]*	N/A^	N/A^
Multi-Cap Opportunities – Trust Class	$[ ]	$94,587	$74,769*
Multi-Cap Opportunities – Institutional	N/A^	N/A^	N/A^
Multi-Cap Opportunities – A	N/A^	N/A^	N/A^
Multi-Cap Opportunities – C	N/A^	N/A^	N/A^
Partners – Trust Class	$[ ]	$0	$0
Partners – Advisor Class	$[ ]	$0	$0
Partners – Institutional Class	$[ ]	$0	$0
Real Estate – Trust Class	$[ ]	$202,213	$126,728
Real Estate – Institutional Class	$[ ]	$1,565	$0
Regency – Trust Class	$[ ]	$64,085	$45,898
Regency – Investor Class	$[ ]	$0	$0
Regency – Institutional Class	$[ ]	$0	$0
Select Equities – Class A	$[ ]	$36,737*	N/A^
Select Equities – Class C	$[ ]	$10,276*	N/A^
Select Equities – Institutional Class	$[ ]	$204,528*	N/A^
Small & Mid Cap Growth – Trust Class	$[ ]	$156,067	$167,603
Small & Mid Cap Growth – Institutional Class	$[ ]	$0	$0
Small Cap Growth – Investor Class	$[ ]	$167,399	$242,097
Small Cap Growth – Trust Class	$[ ]	$61,978	$34,251
Small Cap Growth – Advisor Class	$[ ]	$36,185	$28,271

Small Cap Growth – Institutional Class	$[ ]	$3,615*	N/A^
Small Cap Growth – Class A	$[ ]*	N/A^	N/A^
Small Cap Growth – Class C	$[ ]*	N/A^	N/A^
Small Cap Growth – Class R3	$[ ]*	N/A^	N/A^
Socially Responsive – Trust Class	$[ ]	$0	$0
Socially Responsive – Institutional Class	$[ ]	$8,868*	N/A^
Socially Responsive – Class A	$[ ]*	N/A^	N/A^
Socially Responsive – Class C	$[ ]*	N/A^	N/A^
Socially Responsive – Class R3	$[ ]*	N/A^	N/A^

* Data is from the commencement of the Class’ operations for each Fund to the end of the applicable fiscal year end. The dates of each Class’ commencement of operations for each Fund follows the name of the Fund: Neuberger Berman Climate Change Fund (Class A, Class C and Institutional Class – May 1, 2008); Neuberger Berman Emerging Markets Equity Fund (Class A, Class C and Institutional Class – October 8, 2008); Neuberger Berman Equity Income Fund (Institutional Class – November 2, 2006; Class A and Class C – June 9, 2008); Neuberger Berman Guardian Fund (Class A, Class C, Institutional Class and Class R3 – May 27, 2009); Neuberger Berman International Large Cap Fund (Institutional Class – October 6, 2006; Class A and Class C – December 20, 2007; Class R3 – May 27, 2009); Neuberger Berman Large Cap Disciplined Growth Fund (Institutional Class, Class A and Class C – April 3, 2009; Class R3 – May 27, 2009); Neuberger Berman Mid Cap Growth Fund (Institutional Class – April 19, 2007; Class A, Class C and Class R3 – May 27, 2009); Neuberger Berman Multi-Cap Opportunities Fund (Trust Class – November 2, 2006); Neuberger Berman Select Equities Fund (Class A, Class C and Institutional Class – December 20, 2007); Neuberger Berman Small Cap Growth Fund (Institutional Class – April 1, 2008; Class A, Class C and Class R3 – May 27, 2009); and Neuberger Berman Socially Responsive Fund (Institutional Class – November 28, 2007; Class A, Class C and Class R3 – May 27, 2009).

** On June 9, 2008, the Fund’s Trust Class was converted into the Fund’s Institutional Class. The information in this table for Institutional Class includes the financial information of Trust Class shares prior to June 9, 2008.

^ No data available because this Class of the Fund had not yet commenced operations.

Each Class of each Fund listed below repaid NB Management the following amounts of expenses that NB Management reimbursed to each Class.

	Expenses Reimbursed for Fiscal Years Ended August 31,
Fund	2009	2008	2007
Equity Income – Class A	$[ ]	$104,764*	--
Equity Income – Class C	$[ ]	$4,317*	--
Equity Income – Institutional**	$[ ]	$147,078	$84,036*
Genesis - Institutional Class	$[ ]	$0	$0
International – Investor Class	$[ ]	$0	$0
International – Trust Class	$[ ]	$0	$0
Partners – Institutional Class	$[ ]	$0	$10,130

* Data is from the commencement of the Class’ operations for the Fund to the end of the applicable fiscal year end. The dates of each Class’ commencement of operations for the Fund follows the name of the Fund: Neuberger Berman Equity Income Fund (Institutional Class – November 2, 2006; Class A and Class C – June 9, 2008);

** On June 9, 2008, the Fund’s Trust Class was converted into the Fund’s Institutional Class. The information in this table for Institutional Class includes the financial information of Trust Class shares prior to June 9, 2008.

Voluntary Expense Limitations

In addition, NB Management has voluntarily undertaken to forgo current payment of fees and/or reimburse certain expenses of each Class of each Fund as listed below. Each undertaking, which is terminable by NB Management upon notice to the Fund, is in addition to the contractual undertaking described above.

Fund	Class	Voluntary Expense Limitation

Real Estate	Trust	0.99%

International Institutional	Institutional	0.80%

The table below shows the amounts reimbursed by NB Management pursuant to these voluntary arrangements:

	Expenses Reimbursed for Fiscal Years Ended August 31,
Fund	2009	2008	2007

Real Estate – Trust Class	[ ]	$297,429	$608,584

International Institutional – Institutional Class	[ ]	$250,256	$149,699

Sub-Adviser

NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated May 4, 2009 (“Sub-Advisory Agreement”).

The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

The Sub-Advisory Agreement continues until October 31, 2010 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days’ prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

Portfolio Manager Information

Accounts Managed

The table below lists the Portfolio Manager(s) of each Fund and the Funds for which the Portfolio Manager has day-to-day management responsibility.

Portfolio Manager	Fund(s) Managed
John J. Barker	Neuberger Berman Large Cap Disciplined Growth Fund
Michael L. Bowyer	Neuberger Berman Genesis Fund
David H. Burshtan	Neuberger Berman Small and Mid Cap Growth Fund Neuberger Berman Small Cap Growth Fund
Robert W. D’Alelio	Neuberger Berman Genesis Fund
Ingrid S. Dyott	Neuberger Berman Guardian Fund Neuberger Berman Socially Responsive Fund
Lawrence K. Fisher	Neuberger Berman Large Cap Disciplined Growth Fund
Daniel J. Fletcher	Neuberger Berman Large Cap Disciplined Growth Fund
Anthony Gleason	Neuberger Berman Equity Income Fund
Brian Jones	Neuberger Berman Real Estate Fund
Kristina Kalebich	Neuberger Berman Small and Mid Cap Growth Fund
Gerald P. Kaminsky	Neuberger Berman Select Equities Fund
Michael J. Kaminsky	Neuberger Berman Select Equities Fund
Sajjad S. Ladiwala	Neuberger Berman Guardian Fund Neuberger Berman Socially Responsive Fund
David Levine	Neuberger Berman Focus Fund Neuberger Berman Multi-Cap Opportunities Fund
Richard Levine	Neuberger Berman Equity Income Fund

Arthur Moretti	Neuberger Berman Guardian Fund Neuberger Berman Socially Responsive Fund
S. Basu Mullick	Neuberger Berman Partners Fund Neuberger Berman Regency Fund
Alexandra Pomeroy	Neuberger Berman Equity Income Fund
Brett S. Reiner	Neuberger Berman Genesis Fund
Daniel D. Rosenblatt	Neuberger Berman Large Cap Disciplined Growth Fund
Conrad Saldanha	Neuberger Berman Emerging Markets Equity Fund
Mindy Schwartzapfel	Neuberger Berman Select Equities Fund
Benjamin Segal	Neuberger Berman International Fund Neuberger Berman International Institutional Fund Neuberger Berman International Large Cap Fund
Steve Shigekawa	Neuberger Berman Real Estate Fund
Ron Silvestri	Neuberger Berman Climate Change Fund
Mamundi Subhas	Neuberger Berman Guardian Fund Neuberger Berman Socially Responsive Fund
Kenneth J. Turek	Neuberger Berman Mid Cap Growth Fund Neuberger Berman Small and Mid Cap Growth Fund
Judith M. Vale	Neuberger Berman Genesis Fund
Richard M. Werman	Neuberger Berman Select Equities Fund

The table below describes the accounts for which each Portfolio Manager has day-to-day management responsibility as of August 31, 2009.

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)
John J. Barker

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Michael L. Bowyer

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

David H. Burshtan

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Robert W. D’Alelio

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Ingrid S. Dyott

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Lawrence K. Fisher

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Daniel J. Fletcher

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Anthony Gleason

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Brian Jones

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Kristina Kalebich

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Gerald P. Kaminsky

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Michael J. Kaminsky

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Sajjad S. Ladiwala

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

David Levine

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Richard Levine	[ ]	[ ]	[ ]	[ ]

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Arthur Moretti

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles***	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

S. Basu Mullick

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Alexandra Pomeroy	[ ]	[ ]	[ ]	[ ]

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Brett S. Reiner

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Daniel Rosenblatt

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Conrad Saldanha

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Mindy Schwartzapfel

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Benjamin Segal

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Steve Shigekawa

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Ron Silvestri

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Mamundi Subhas

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Kenneth J. Turek

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Judith M. Vale

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Richard M. Werman

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

*Registered Investment Companies include all mutual funds managed by the Portfolio Manager, including the Funds.

**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

***As of December 3, 2007, Arthur Moretti began to manage an unregistered investment company that employs a 130/30 long-short strategy. The advisory fee for this account is performance-based.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a Fund, and which may include transactions that are directly contrary to the positions taken by a Fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a Fund it manages also invests. In such as case, the Portfolio Manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund. Finally, a conflict of interest may arise if NB Management and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all Funds or accounts for which the Portfolio Manager is responsible.

NB Management, Neuberger Berman and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

A portion of the compensation paid to each Portfolio Manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual’s willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers’ compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Holdings LLC’s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager will generally receive a percentage of pre-tax revenue determined on a monthly basis less third party payouts (e.g., a “finder’s fee” or “referral fee” paid to a third party). To determine the percentage of revenue a Portfolio Manager receives, the aggregate fees collected on the accounts for which the Portfolio Manager are responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.

In addition, Portfolio Managers who also manage hedge funds may receive a percentage of yearly pre-tax revenue generated from the management and incentive fees paid by hedge fund investors.

NB Management’s Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

Ownership of Securities

Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager, as of August 31, 2009, in the Fund(s) that the Portfolio Manager manages.

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Owned in the Fund
John J. Barker	Neuberger Berman Large Cap Disciplined Growth Fund	[ ]
Michael L. Bowyer	Neuberger Berman Genesis Fund	[ ]
David H. Burshtan	Neuberger Berman Small and Mid Cap Growth Fund	[ ]
	Neuberger Berman Small Cap Growth Fund	[ ]
Robert W. D’Alelio	Neuberger Berman Genesis Fund	[ ]
Ingrid S. Dyott	Neuberger Berman Guardian Fund	[ ]
	Neuberger Berman Socially Responsive Fund	[ ]
Lawrence K. Fisher	Neuberger Berman Large Cap Disciplined Growth Fund	[ ]
Daniel J. Fletcher	Neuberger Berman Large Cap Disciplined Growth Fund	[ ]
Anthony Gleason	Neuberger Berman Equity Income Fund	[ ]
Brian Jones	Neuberger Berman Real Estate Fund	[ ]
Kristina Kalebich	Neuberger Berman Small and Mid Cap Growth Fund	[ ]
Gerald P. Kaminsky	Neuberger Berman Select Equities Fund	[ ]
Michael J. Kaminsky	Neuberger Berman Select Equities Fund	[ ]
Sajjad S. Ladiwala	Neuberger Berman Guardian Fund	[ ]
	Neuberger Berman Socially Responsive Fund	[ ]
David Levine	Neuberger Berman Focus Fund Neuberger Berman Multi-Cap Opportunities Fund	[ ]
Richard Levine	Neuberger Berman Equity Income Fund	[ ]

Arthur Moretti	Neuberger Berman Guardian Fund	[ ]
	Neuberger Berman Socially Responsive Fund	[ ]
S. Basu Mullick	Neuberger Berman Partners Fund	[ ]
	Neuberger Berman Regency Fund	[ ]
Alexandra Pomeroy	Neuberger Berman Equity Income Fund	[ ]
Brett S. Reiner	Neuberger Berman Genesis Fund	[ ]
Daniel Rosenblatt	Neuberger Berman Large Cap Disciplined Growth Fund	[ ]
Conrad Saldanha	Neuberger Berman Emerging Markets Equity Fund	[ ]
Mindy Schwartzapfel	Neuberger Berman Select Equities Fund	[ ]
Benjamin Segal	Neuberger Berman International Fund	[ ]
	Neuberger Berman International Institutional Fund	[ ]
	Neuberger Berman International Large Cap Fund	[ ]
Steve Shigekawa	Neuberger Berman Real Estate Fund	[ ]
Ron Silvestri	Neuberger Berman Climate Change Fund	[ ]
Mamundi Subhas	Neuberger Berman Guardian Fund	[ ]
	Neuberger Berman Socially Responsive Fund	[ ]
Kenneth J. Turek	Neuberger Berman Mid Cap Growth Fund	[ ]
	Neuberger Berman Small and Mid Cap Growth Fund	[ ]
Judith M. Vale	Neuberger Berman Genesis Fund	[ ]
Richard M. Werman	Neuberger Berman Select Equities Fund	[ ]

A = None	E = $100,001-$500,000

B = $1-$10,000	F = $500,001-$1,000,000

C = $10,001-$50,000	G = Over $1,000,001

D =$50,001-$100,000

Other Investment Companies Managed

The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, “Other NB Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the Funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics

The Funds, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds’ Portfolio Managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman

NB Management and Neuberger Berman are wholly owned by Neuberger Berman Group LLC (“NBG”). The directors, officers and/or employees of NB Management and Neuberger Berman, who are deemed “control persons,” all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Joseph Amato, and Robert Conti. Mr. Conti and Mr. Amato are Trustees and officers of the Trust.

Prior to May 4, 2009, the predecessor of NB Management and Neuberger Berman were wholly owned subsidiaries of Lehman Brothers Holdings Inc. (“Lehman Brothers”), a publicly owned holding company. On September 15, 2008, Lehman Brothers filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On December 3, 2008, NBSH Acquisition, LLC (“NBSH”), an entity organized by key members of Neuberger’s senior management, was selected as the successful bidder in the public auction to acquire a majority interest in Neuberger’s business and the fixed income and certain alternative asset management businesses of Lehman Brothers’ Investment Management Division (together with Neuberger, the “Acquired Businesses”) (the “Acquisition”). On December 22, 2008, the bankruptcy court having jurisdiction over the Lehman Brothers matter approved the sale of the Acquired Businesses to NBSH (or its successor or assign), as the successful bidder.

The Acquisition closed on May 4, 2009, and the Acquired Businesses are now indirectly owned by, among others, portfolio managers, Neuberger’s management team, and certain key members and senior professionals who are employed throughout the Neuberger Berman complex of companies, with a minority interest retained by Lehman Brothers and certain affiliates of Lehman Brothers.

These events have not had a material impact on the Funds or their operations. NB Management and Neuberger Berman continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Funds.

DISTRIBUTION ARRANGEMENTS

Each Fund offers the classes of shares shown below:

Fund	Investor Class	Trust Class	Advisor Class	Institutional Class	Class A	Class C	Class R3
Climate Change				X	X	X
Emerging Markets Equity				X	X	X
Equity Income				X	X	X
Focus	X	X	X	X
Genesis	X	X	X	X
Guardian	X	X	X	X	X	X	X
International	X	X
International Institutional				X

Fund	Investor Class	Trust Class	Advisor Class	Institutional Class	Class A	Class C	Class R3
International Large Cap		X		X	X	X	X
Large Cap Disciplined Growth	X			X	X	X	X
Mid Cap Growth	X	X	X	X	X	X	X
Multi-Cap Opportunities		X		X	X	X
Partners	X	X	X	X
Real Estate		X		X
Regency	X	X		X
Select Equities				X	X	X
Small & Mid Cap Growth		X		X
Small Cap Growth	X	X	X	X	X	X	X
Socially Responsive	X	X		X	X	X	X

Distributor

NB Management serves as the distributor (“Distributor”) in connection with the offering of each Fund’s shares. Investor Class, Advisor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Trust Class (with the exception of Neuberger Berman International Large Cap Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Small and Mid Cap Growth Fund, whose shares are also sold directly to investors), Advisor Class, Neuberger Berman Genesis Fund Institutional Class, Class R3, Class A and Class C (with the exception of Grandfathered Investors as defined in the Class A and Class C shares Prospectus) are available only through investment providers (“Institutions”) that have made arrangements with NB Management for shareholder servicing and administration and/or entered into selling agreements with NB Management.

In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds’ “principal underwriter” within the meaning of the 1940 Act. It acts as agent in arranging for the sale of each Fund’s Investor Class and Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund’s Advisor Class, Trust Class, Class A, Class C and Class R3 shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds’ shares. However, for Class A shares, the Distributor receives commission revenue consisting of the portion of Class A sales charge remaining after the allowances by the Distributor to Institutions. For Class C shares, the Distributor receives any contingent deferred sales charges that apply during the first year after purchase. A Fund pays the Distributor for advancing the immediate service fees and commissions paid to qualified Institutions of Class C shares.

For each Fund that is sold directly to investors (currently the Funds in the Investor Class, certain Funds in the Trust and Institutional Classes and Class A shares for Grandfathered Investors as defined in the Class A and Class C shares Prospectus), the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds’ shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds’ shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class, the Institutional Class, and the Neuberger Berman International Institutional Fund, and a Distribution and Shareholder Services Agreement with respect to the Advisor Class, the Trust Class (except the Trust Class of Neuberger Berman Genesis, Neuberger Berman Mid Cap Growth and Neuberger Berman International Funds, as to which there is a Distribution Agreement), Class A, Class C and Class R3 (“Distribution Agreements”). The Distribution Agreements continue until October 31, 2010. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

Revenue Sharing

NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Funds) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”).

Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary’s financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

In addition, NB Management may pay for: placing the Funds on the Financial Intermediary’s sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary’s recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of a Fund.

In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.

NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

Distribution Plan (Trust Class Only)

The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”) with respect to the Trust Class of Neuberger Berman Focus Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Small and Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund. The Plan provides that the Trust Class of each Fund will compensate NB Management for administrative and other services provided to the Trust Class of the Fund, its activities and expenses related to the sale and distribution of Trust Class shares, and ongoing services to investors in the Trust Class of the Fund. Under the Plan, NB Management receives from the Trust Class of each Fund a fee at the annual rate of 0.10% of that Class’s average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class’s plan complies with these rules.

The table below sets forth the amount of fees accrued for the Trust Class of the Funds indicated below:

Trust Class	Fiscal Year Ended August 31,

Fund	2009	2008	2007
Focus	[ ]	$56,735	$101,064

Guardian	[ ]	$112,671	$146,083

International Large Cap	[ ]	$54,943	$27,644

Multi-Cap Opportunities	[ ]	$7,167	$5,709*

Partners	[ ]	$1,112,843	$1,087,127

Real Estate	[ ]	$58,319	$119,330

Regency	[ ]	$53,581	$63,726

Small & Mid Cap Growth	[ ]	$8,535	$6,526*

Small Cap Growth	[ ]	$24,767	$4,073

Socially Responsive	[ ]	$363,569	$312,189

* Data is from the commencement of operations to the end of the applicable fiscal year end. The dates of each Fund’s commencement of operations follows the name of the Fund: Neuberger Berman Multi-Cap Opportunities Fund (November 2, 2006); Neuberger Berman Small and Mid Cap Growth Fund (September 5, 2006).

Distribution Plan (Advisor Class Only)

The Trust, on behalf of the Fund, has also adopted a Plan with respect to the Advisor Class of each Fund offering Advisor Class shares. The Plan provides that the Advisor Class of each Fund will compensate NB Management for administrative and other services provided to the Advisor Class of the Fund, its activities and expenses related to the sale and distribution of Advisor Class shares, and ongoing services to investors in the Advisor Class of the Fund. Under the Plan, NB Management receives from the Advisor Class of each Fund a fee at the annual rate of 0.25% of that Class’s average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Advisor Class shares and/or provide services to the Advisor Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Advisor Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Advisor Class’s plan complies with these rules.

The table below sets forth the amount of fees accrued for the Advisor Class of the Funds indicated below:

Advisor Class	Fiscal Year Ended August 31,

Fund	2009	2008	2007

Focus	[ ]	$49,569	$67,401

Genesis	[ ]	$1,397,666	$1,413,699

Guardian	[ ]	$2,385	$3,109

Mid Cap Growth	[ ]	$6,097	$2,486

Partners	[ ]	$1,483,203	$1,688,176

Small Cap Growth	[ ]	$24,624	$7,027

Distribution Plan (Class A Only)

The Trust, on behalf of the Fund, has also adopted a Plan with respect to Class A of each Fund offering Class A shares. The Plan provides that Class A of each Fund will compensate NB Management for administrative and other services provided to Class A of the Fund, its activities and expenses related to the sale and distribution of Class A shares, and ongoing services to investors in Class A of the Fund. Under the Plan, NB Management receives from Class A of each Fund a fee at the annual rate of 0.25% of that Class’s average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Class A shares and/or provide services to Class A and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class A of each Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class A’s plan complies with these rules.

The table below sets forth the amount of fees accrued for Class A of the Funds indicated below:

Class A@	Fiscal Years Ended August 31,

Fund	2009	2008	2007

Climate Change	[ ]	$1,205*	N/A^

Emerging Markets Equity	[ ]*	N/A^	N/A^

Equity Income	[ ]	$5,827*	N/A^

Guardian	[ ]*	N/A^	N/A^

International Large Cap	[ ]	$1,385*	N/A^

Large Cap Disc. Growth	[ ]*	N/A^	N/A^

Mid Cap Growth	[ ]*	N/A^	N/A^

Select Equities	[ ]	$3,358*	N/A^

Small Cap Growth	[ ]*	N/A^	N/A^

Socially Responsive	[ ]*	N/A^	N/A^

@ As of August 31, 2009, Class A of Neuberger Berman Multi-Cap Opportunities Fund had not yet commenced operations. Therefore, there is no data to report.

* Data is from the commencement of operations to the end of the applicable fiscal year end. The dates of each Fund’s commencement of operations follows the name of the Fund: Neuberger Berman Climate Change Fund (May 1, 2008); Neuberger Berman Emerging Markets Equity Fund (October 8, 2008); Neuberger Berman Equity Income Fund (June 9, 2008); Neuberger Berman Guardian Fund (May 27, 2009); Neuberger Berman International Large Cap Fund (December 20, 2007); Neuberger Berman Large Cap Disciplined Growth Fund (April 3, 2009); Neuberger Berman Mid Cap Growth Fund (May 27, 2009); Neuberger Berman Select Equities Fund (December 20, 2007); Neuberger Berman Small Cap Growth Fund (May 27, 2009); and Neuberger Berman Socially Responsive Fund (May 27, 2009).

^ No data available because this Class of the Fund had not yet commenced operations.

Distribution Plan (Class C Only)

The Trust, on behalf of the Fund, has also adopted a Plan with respect to Class C of each Fund offering Class C shares. The Plan provides that Class C of each Fund will compensate NB Management for administrative and other services provided to Class C of the Fund, its activities and expenses related to the sale and distribution of Class C shares, and ongoing services to investors in Class C of the Fund. Under the Plan, NB Management receives from Class C of each Fund a fee at the annual rate of 1.00% of that Class’s average daily net assets of which 0.75% is a distribution fee and 0.25% is a service fee. NB Management may pay up to the full amount of this fee to Institutions that make available Class C shares and/or provide services to Class C and its shareholders. The fee paid to an Institution is based on the level of such services provided.

Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class C of each Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class C’s plan complies with these rules.

The table below sets forth the amount of fees accrued for Class C of the Funds indicated below:

Class C@	Fiscal Years Ended August 31,

Fund	2009	2008	2007

Climate Change	[ ]	$325*	N/A^

Emerging Markets Equity	[ ]*	N/A^	N/A^

Equity Income	[ ]	$861*	N/A^

Guardian	[ ]*	N/A^	N/A^

International Large Cap	[ ]	$720*	N/A^

Large Cap Disc. Growth	[ ]*	N/A^	N/A^

Mid Cap Growth	[ ]*	N/A^	N/A^

Select Equities	[ ]	$1,972*	N/A^

Small Cap Growth	[ ]*	N/A^	N/A^

Socially Responsive	[ ]*	N/A^	N/A^

@ As of August 31, 2009, Class C of Neuberger Berman Multi-Cap Opportunities Fund had not yet commenced operations. Therefore, there is no data to report.

* Data is from the commencement of operations to the end of the applicable fiscal year end. The dates of each Fund’s commencement of operations follows the name of the Fund: Neuberger Berman Climate Change Fund (May 1, 2008); Neuberger Berman Emerging Markets Equity Fund (October 8, 2008); Neuberger Berman Equity Income Fund (June 9, 2008); Neuberger Berman Guardian Fund (May 27, 2009); Neuberger Berman International Large Cap Fund (December 20, 2007); Neuberger Berman Large Cap Disciplined Growth Fund (April 3, 2009); Neuberger Berman Mid Cap Growth Fund (May 27, 2009); Neuberger Berman Select Equities Fund (December 20, 2007); Neuberger Berman Small Cap Growth Fund (May 27, 2009); and Neuberger Berman Socially Responsive Fund (May 27, 2009).

^ No data available because this Class of the Fund had not yet commenced operations.

Distribution Plan (Class R3 Only)

The Trust, on behalf of the Fund, has also adopted a Plan with respect to Class R3 of each Fund offering Class R3 shares. The Plan provides that Class R3 of each Fund will compensate NB Management for administrative and other services provided to Class R3 of the Fund, its activities and expenses related to the sale and distribution of Class R3 shares, and ongoing services to investors in Class R3 of the Fund. Under the Plan, NB Management receives from Class R3 of each Fund a fee at the annual rate of 0.50% of that Class’s average daily net assets of which 0.25% is a distribution fee and 0.25% is a service fee. NB Management may pay up to the full amount of this fee to Institutions that make available Class R3 shares and/or provide services to Class R3 and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class R3 of each Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class R3’s plan complies with these rules.

The table below sets forth the amount of fees accrued for Class R3 of the Funds indicated below:

Class R3	Fiscal Years Ended August 31,

Fund	2009	2008	2007

Guardian	[ ]*	N/A^	N/A^

International Lg. Cap	[ ]*	N/A^	N/A^

Large Cap Disc. Growth	[ ]*	N/A^	N/A^

Mid Cap Growth	[ ]*	N/A^	N/A^

Small Cap Growth	[ ]*	N/A^	N/A^

Socially Responsive	[ ]*	N/A^	N/A^

* From May 27, 2009 (commencement of operations) to August 31, 2009.

^ No data available because this Class of the Fund had not yet commenced operations.

Distribution Plan (Advisor Class, Trust Class, Class A, Class C and Class R3)

Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made.

Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the applicable Classes of the Funds and their shareholders. To the extent the Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

The Plans are renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plans pursuant to Rule 12b-1 under the

1940 Act (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

From time to time, one or more of the Funds may be closed to new investors. Because the Plans for the Advisor Class, Trust Class, Class A, Class C and Class R3 shares of the Funds pay for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

Each Fund’s shares are bought or sold at the offering price or at a price that is the Fund’s NAV per share. The NAV for each Class of the Funds is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). Each Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

Each Fund uses an independent pricing service to value its equity portfolio securities (including options). The independent pricing service values equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. The independent pricing service values foreign equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market (“Nasdaq”) are normally valued by the independent pricing service at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by a method that the Fund Trustees believe accurately reflects fair value.

Each Fund uses an independent pricing service to value its debt securities. Valuations of debt securities provided by an independent pricing service are based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by a method that the Fund Trustees believe accurately reflects fair value. Each Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

Each Fund’s foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund and Neuberger Berman International Large Cap Fund’s securities are traded primarily in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund or Neuberger Berman International Large Cap Fund may be significantly affected on days when shareholders have no access to that Fund.

If, after the close of the principal market on which a security is traded, and before the time the Fund’s securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board’s review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, the Funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security’s valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.

If NB Management believes that the price of a security obtained under a Fund’s valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Financial Intermediaries

The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase and redemption order when a financial intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price or offering price to be calculated after the order has been “accepted” as defined in the Prospectuses.

Automatic Investing and Dollar Cost Averaging

For each Fund that is sold directly to investors (currently the Funds in the Investor Class, certain Funds in the Trust and Institutional Classes and Class A shares for Grandfathered Investors as defined in the Class A and Class C shares Prospectuses), shareholders in that Fund (“Direct Shareholders”) may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a Direct Shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder’s checking account. In either case, the minimum monthly investment is $100. Direct Shareholders who elect to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Automatic investing enables a Direct Shareholder to take advantage of “dollar cost averaging.” As a result of dollar cost averaging, a Direct Shareholder’s average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

Sales Charges

Class A Purchases

Purchases by certain 403(b) plans. Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the Neuberger Berman Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

Other Purchases. Pursuant to a determination of eligibility by NB Management, Class A shares of a Fund may be sold at net asset value to:

1.

current or retired directors, trustees, and officers of the Neuberger Berman Funds, current or retired employees and partners of NB Management or Neuberger and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

2.

currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in- law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Distributor (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

3.

currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, ( b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the Funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

4.	companies exchanging securities with a Fund through a merger, acquisition or exchange offer;

5.	insurance company separate accounts;

6.	accounts managed by NB Management or Neuberger and its affiliated companies;

7.	NB Management or Neuberger and its affiliated companies;

8.

an individual or entity with a substantial business relationship with NB Management or Neuberger and its affiliated companies, or an individual or entity related or relating to such individual or entity;

9.

wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by NB Management or Neuberger and its affiliated companies;

10.	full-time employees of banks that have sales agreements with the Distributor, who are solely dedicated to directly supporting the sale of mutual funds;

11.	directors, officers and employees of financial institutions that have a selling group agreement with the Distributor;

12.

banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket or in a wrap program, asset allocation program or other program in which the clients pay an asset-based fee;

13.	clients of authorized dealers purchasing shares in fixed or flat fee brokerage accounts;

14.

Employer-sponsored defined contribution – type plans, including certain 403(b) plans, investing $1 million or more with 100 or more eligible employees, and IRA rollovers involving retirement plan assets invested in the funds in the fund family; and

15.	Employee benefit and retirement plans for NB Management and its affiliates.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts.

Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•

redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase Fund shares in an individual retirement account (“IRA”) or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase Fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase Fund shares in a different account.

Loan repayments.

Repayments on loans taken from a retirement plan or an IRA or other individual-type retirement account are not subject to sales charges if NB Management is notified of the repayment.

Dealer commissions and compensation.

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of aggregate purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under a Fund’s IRA rollover policy as described in the Class A and Class C Prospectuses) are paid to dealers at the following rates: 1.00% on amounts from $1 million to $1,999,999, 0.75% on amounts from $2 million to $2,999,999, 0.50% on amounts from $3 million to $4,999,999 and 0.25% on amounts from $5 million and above. Commissions are based on cumulative investments and are annually reset.

A dealer concession of up to 1% may be paid by the Fund under its Class A plan of distribution to reimburse the Distributor in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

Sales Charge Reductions and Waivers

Reducing your Class A sales charge.

As described in the Class A and Class C Prospectuses, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Letter of Intent.  By establishing a letter of intent (the “Letter”), you enter into a nonbinding commitment to purchase shares of non-money market funds in the fund family over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Letter period may be credited toward satisfying the Letter.

The Letter may be revised upward at any time during the Letter period, and such a revision will be treated as a new Letter, except that the Letter period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Letter.

The Letter will be considered completed if the shareholder dies within the 13-month Letter period. Commissions to dealers will not be adjusted or paid on the difference between the Letter amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Letter, shares equal to 5% of the dollar amount specified in the Letter may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Fund’s transfer agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Letter period, the purchaser may be required to remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Letter period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Letter period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Distributor for the balance still outstanding.

Shareholders purchasing shares at a reduced sales charge under a Letter indicate their acceptance of these terms and those in the Class A and Class C Prospectuses with their first purchase.

Aggregation.  Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the Class A and Class C Prospectuses, if all parties are purchasing shares for their own accounts and/or:

•	individual-type employee benefit plans, such as an IRA, individual 403(b) plan (see exception in “Purchases by certain 403(b) plans” under “Sales Charges”) or single-participant Keogh-type plan;

•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•

trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct the Fund’s transfer agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

•	endowments or foundations established and controlled by you or your immediate family; or

•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating Fund shares;

•

for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

•

for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales Charges” above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases.  As described in the Class A and Class C Prospectuses, you may reduce your Class A sales charge by combining purchases of all classes of shares in the funds in the fund family. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of money market funds in the fund family are excluded.

Rights of accumulation.  Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the funds in the fund family to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of money market funds in the fund family are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or NB Management if you have additional information that is relevant to the calculation of the value of your holdings.

You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your funds in the fund family.

CDSC waivers for Class A and C shares.

As noted in the Class A and Class C Prospectuses, a contingent deferred sales charge (“CDSC”) may be waived in the following cases:

•

redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Fund’s transfer agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Fund’s transfer agent is notified of the death of a joint tenant will be subject to a CDSC;

•	tax-free returns of excess contributions to IRAs;

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

•	distributions from an IRA upon the shareholder’s attainment of age 59-1/2;

•	IRA rollover from a fund in the fund family held in a employer sponsored retirement plan to Class A shares; and

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•

Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•

Redemptions through a systematic withdrawal plan (SWP). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

•	Purchases where the Distributor pays no commission or transaction fee to authorized dealers.

For purposes of this paragraph, “account” means:

•	in the case of Class A shares, your investment in Class A shares of all funds in the fund family (investments representing direct purchases of money market funds in the fund family are excluded); and

•	in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the Class A and Class C Prospectuses.

ADDITIONAL EXCHANGE INFORMATION

As more fully set forth in a Fund’s Prospectus, if shareholders purchased Advisor, Institutional, Investor or Trust Class shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund’s shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment requirements of the other fund(s) are met. Investor Class may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectuses) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family.

An Institution may exchange a fund’s Investor Class, Advisor Class, Trust Class, Institutional Class, Class A, Class C, and Class R3 shares (if the shareholder did not purchase the fund’s shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution. This privilege is not available for Neuberger Berman Genesis Fund Institutional Class shareholders. Most Institutions allow you to take advantage of the exchange program.

Exchanges are generally not subject to any applicable sales charges. However, exchanges from money market funds are subject to applicable sales charges of the fund being purchased, unless the money market fund shares were acquired through an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund having a sales charge.

Most investment providers allow you to take advantage of the exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

Any of the funds in the fund family may terminate or modify its exchange privilege in the future. Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be realized.

There can be no assurance that Neuberger Berman Municipal Money Fund, Neuberger Berman New York Municipal Money Fund or Neuberger Berman Tax-Free Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

Each of the funds in the fund family, except Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Real Estate Fund may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Real Estate Fund charge shareholders a redemption fee on exchanges of fund shares held 60 days or less, the funds will provide at least 60 days’ notice prior to terminating or materially altering its exchange privilege, except in the following cases:

•	If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

•

In certain extraordinary circumstances, such as the suspension of the redemption of the fund’s shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund’s shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open (“Business Day”) after termination of the suspension.

Redemptions in Kind

Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. Each Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund’s shareholders as a whole.

CONVERSION INFORMATION

If consistent with your investment provider's program, Investor Class, Trust Class and Class A shares of a Fund that have been purchased by an investment provider on behalf of clients participating in (i) 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the same Fund if the investment provider satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund. Any such conversion will be effected at net asset value without the imposition of any sales load, fee or other charges by the Fund. Please contact your investment provider about any fees that it may charge.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all of its net investment income (by Class, after deducting expenses attributable to the Class), net capital gains and net gains from foreign currency transactions it earns or realizes. Capital gain realization is one factor that a Portfolio Manager may consider in deciding when to sell a security. A Fund’s net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund’s NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

Each Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December, except that Neuberger Berman Equity Income Fund and Neuberger Berman Real Estate Fund distribute substantially all of their net investment income (after deducting expenses), if any, near the end of each calendar quarter.

Each Fund’s dividends and other distributions are automatically reinvested in additional shares of the distributing Class of the Fund, unless the shareholder elects to receive them in cash (“cash election”). Direct Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, designated in the shareholder’s original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

A cash election with respect to any Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver a Fund’s mailings to a shareholder for 180 days, the Fund will terminate the shareholder’s cash election. Thereafter, the shareholder’s dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Class of the relevant Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Funds

To continue to qualify for treatment as a RIC under the Code, each Fund – which is treated as a separate corporation for federal tax purposes – must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and (ii) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs. If a Fund invests cash collateral received in connection with securities lending in an unregistered fund (as noted above under “Investment Information -- Cash Management and Temporary Defensive Positions”), the Fund generally will be treated as (x) owning a proportionate share of the unregistered fund’s assets for purposes of determining the Fund’s compliance with the foregoing diversification requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and (y) being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.

If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” (as described in each Prospectus) (“QDI”) would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

For Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, and Neuberger Berman International Large Cap Fund, if more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service (“Service”) that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes the Fund paid. Pursuant to that election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend the Fund paid that represents its income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against his or her federal income tax or, alternatively, deduct the taxes deemed paid by him or her in computing his or her taxable income. A Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund’s foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of a Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

A Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund’s distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the Fund’s incurring the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark-to-market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that a Fund may not be able, at the time it acquires a foreign issuer’s shares, to ascertain whether the issuer is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to minimize its investments in PFIC shares, and to make appropriate elections when they are available, to lessen the adverse tax consequences detailed above, there are no guarantees that each Fund will be able to do so.

The Funds’ use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Exchange-traded futures contracts (other than “securities futures contracts,” as defined in section 1234B(c) of the Code), certain foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) that are subject to section 1256 of the Code (“Section 1256 contracts”) in which a Fund may invest are required to be “marked-to-market” (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund’s taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).

Each of Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, each such Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the

Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Neuberger Berman Climate Change Fund, Neuberger Berman Equity Income Fund and Neuberger Berman Multi-Cap Opportunities Fund may invest in units of Canadian income trusts. The tax consequences to each Fund of an investment in an income trust depend on the trust’s classification for federal tax purposes; an income trust generally is classified for those purposes as a corporation or a partnership.

(1) If a Canadian income trust is classified as a corporation, it would be a PFIC (with the income tax consequences to the Fund described above) if it primarily held equity or debt securities of an underlying operating entity but would not be a PFIC if it was actively engaged in a business, such as oil and gas exploration (as a large proportion of Canadian income trusts are), and did not hold substantial investment-type assets. In the latter event, distributions from the income trust to the Fund would be treated as dividends that likely would be treated as QDI.

(2) If a Canadian income trust is classified for federal tax purposes as a partnership (by making a certain election or otherwise), it likely would be a QPTP, in which event all its net income (regardless of source) would be qualifying income to the Fund under the Income Requirement. But if such an income trust is not a QPTP (because, for example, it satisfies the Income Requirement, i.e., generates at least 90% of its gross income from the passive sources described above), then (a) it would be a publicly traded partnership that likely would be treated for federal tax purposes as a corporation, with the income tax consequences mentioned above, or (b) if not, the Fund would treat its share of the trust’s income as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by the trust and any non-qualifying income of the trust would pass through to the Fund.

Each Fund may invest in interests in MLPs, which generally are classified as partnerships for federal tax purposes. Most MLPs in which the Funds may invest are expected to be QPTPs, all the net income from which (regardless of source) would be qualifying income to the investing Funds under the Income Requirement. If a Fund invests in an MLP or an exchange traded investment trust that is not a QPTP, including a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT), the net income the Fund earns therefrom would be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by that company.

Each Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pool (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, in 2006 the U.S. Treasury Department and the Service issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. Each Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Taxation of the Funds’ Shareholders

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Each Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

Dividends a Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “short-term capital gain dividends” and “interest-related dividends,” if properly designated by a Fund, will be exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (“qualified interest income” less allocable deductions), which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits. The exemption from withholding tax will apply to short-term capital gain dividends and interest-related dividends a Fund pays to foreign investors, with certain exceptions, with respect to taxable years beginning before January 1, 2010.

As described in “Maintaining Your Account” in each Prospectus, a Fund may close a shareholder’s account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), a Fund’s payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

FUND TRANSACTIONS

In effecting securities transactions, the Funds seek to obtain the best price and execution of orders. Affiliates of NB Management may act as a broker for the Funds in the purchase and sale of their portfolio securities (other than certain securities traded on the OTC market) where such a broker is capable of providing best execution (“Affiliated Brokers”). For Fund transactions which involve securities traded on the OTC market; each Fund purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities.

Neuberger Berman Climate Change Fund commenced operations May 1, 2008, therefore the Fund does not have brokerage data for the fiscal year ended August 31, 2007.

During the fiscal year ended August 31, 2008, Neuberger Berman Climate Change Fund paid brokerage commissions of $3,903, of which $0 was paid to Neuberger Berman and $385 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Climate Change Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

Neuberger Berman Climate Change Fund commenced operations May 1, 2008, therefore the Fund does not have brokerage data for the fiscal year ended August 31, 2007.

Neuberger Berman Emerging Markets Equity Fund commenced operations October 8, 2008, therefore the Fund does not have brokerage data for the fiscal years ended August 31, 2007 and August 31, 2008.

During the fiscal year ended August 31, 2009, Neuberger Berman Emerging Markets Equity Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal period ended August 31, 2007, Neuberger Berman Equity Income Fund paid brokerage commissions of $11,011 of which $2,166 was paid to Neuberger Berman and $1,591 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Equity Income Fund paid brokerage commissions of $67,032 of which $1,958 was paid to Neuberger Berman and $26,189 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Equity Income Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Focus Fund paid brokerage commissions of $1,577,653, of which $0 was paid to Neuberger Berman and $232,952 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Focus Fund paid brokerage commissions of $2,020,124, of which $0 was paid to Neuberger Berman and $178,884 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Focus Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Genesis Fund paid brokerage commissions of $7,989,096, of which $14 was paid to Neuberger Berman and $1,133,148 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Genesis Fund paid brokerage commissions of $4,405,540, of which $257 was paid to Neuberger Berman and $460,247 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Genesis Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Guardian Fund paid brokerage commissions of $908,012, of which $0 was paid to Neuberger Berman and $133,786 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Guardian Fund paid brokerage commissions of $1,288,500, of which $70 was paid to Neuberger Berman and $190,049 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Guardian Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman International Fund paid brokerage commissions of $2,449,561, of which $0 was paid to Neuberger Berman and $122,916 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman International Fund paid brokerage commissions of $1,926,521, of which $0 was paid to Neuberger Berman and $143,554 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman International Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman International Institutional Fund paid brokerage commissions of $946,444, of which $0 was paid to Neuberger Berman and $56,004 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman International Institutional Fund paid brokerage commissions of $853,980, of which $0 was paid to Neuberger Berman and $72,918 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman International Institutional Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman International Large Cap Fund paid brokerage commissions of $139,488, of which $0 was paid to Neuberger Berman and $24,477 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman International Large Cap Fund paid brokerage commissions of $314,298, of which $0 was paid to Neuberger Berman and $18,767 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman International Large Cap Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Large Cap Disciplined Growth Fund paid brokerage commissions of $11,949, of which $504 was paid to Neuberger Berman and $1,269 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Large Cap Disciplined Growth Fund paid brokerage commissions of $19,931, of which $150 was paid to Neuberger Berman and $2,078 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Large Cap Disciplined Growth Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Mid Cap Growth Fund paid brokerage commissions of $431,655, of which $0 was paid to Neuberger Berman and $65,692 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Mid Cap Growth Fund paid brokerage commissions of $684,658, of which $0 was paid to Neuberger Berman and $63,454 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Mid Cap Growth Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal period ended August 31, 2007, Neuberger Berman Multi-Cap Opportunities Fund paid brokerage commissions of $14,136 of which $356 was paid to Neuberger Berman and $1,979 was paid to Lehman Brothers.

During the fiscal period ended August 31, 2008, Neuberger Berman Multi-Cap Opportunities Fund paid brokerage commissions of $13,571 of which $1,364 was paid to Neuberger Berman and $1,379 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Multi-Cap Opportunities Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Partners Fund paid brokerage commissions of $4,731,039, of which $13,291 was paid to Neuberger Berman and $641,188 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Partners Fund paid brokerage commissions of $4,052,066, of which $0 was paid to Neuberger Berman and $478,769 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Partners Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Real Estate Fund paid brokerage commissions of $255,544, of which $323 was paid to Neuberger Berman and $45,357 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Real Estate Fund paid brokerage commissions of $323,200, of which $1,075 was paid to Neuberger Berman and $25,805 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Real Estate Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Regency Fund paid brokerage commissions of $373,395, of which $261 was paid to Neuberger Berman and $45,638 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Regency Fund paid brokerage commissions of $221,071, of which $755 was paid to Neuberger Berman and $29,664 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Regency Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

Neuberger Berman Select Equities Fund commenced operations December 20, 2007, therefore the Fund does not have brokerage data for the fiscal year ended August 31, 2007.

During the fiscal period ended August 31, 2008, Neuberger Berman Select Equities Fund paid brokerage commissions of $6,567, of which $363 was paid to Neuberger Berman and $448 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Select Equities Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal period ended August 31, 2007, Neuberger Berman Small and Mid Cap Growth Fund paid brokerage commissions of $20,686, of which $314 was paid to Neuberger Berman and $2,920 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Small and Mid Cap Growth Fund paid brokerage commissions of $25,869, of which $0 was paid to Neuberger Berman and $2,524 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Small and Mid Cap Growth Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Small Cap Growth Fund paid brokerage commissions of $229,402, of which $76 was paid to Neuberger Berman and $31,187 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Small Cap Growth Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

During the fiscal year ended August 31, 2007, Neuberger Berman Socially Responsive Fund paid brokerage commissions of $621,894, of which $380 was paid to Neuberger Berman and $92,944 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2008, Neuberger Berman Socially Responsive Fund paid brokerage commissions of $1,001,562, of which $48 was paid to Neuberger Berman and $144,113 was paid to Lehman Brothers.

During the fiscal year ended August 31, 2009, Neuberger Berman Socially Responsive Fund paid brokerage commissions of $[ ], of which $[ ] was paid to Neuberger Berman. During the fiscal year ended August 31, 2009, transactions in which that Fund used Neuberger Berman as broker comprised [ ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [ ]% of the aggregate brokerage commissions paid by the Fund. [ ]% of the $[ ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[ ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal year ended August 31, 2009, that Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [ ], at that date, that Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [ ], $[ ] and [ ], $[ ].]

[Insofar as Fund transactions of Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Small Cap Growth Fund result from active management of equity securities, and insofar as Fund transactions of Neuberger Berman Mid Cap Growth Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Funds to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis. In addition, for Neuberger Berman Small Cap Growth Fund, the aggregate dollar amount of brokerage commissions paid in the 2008 fiscal year differed materially from the aggregate dollar amount of brokerage commissions paid in the 2007 fiscal year due to sizeable purchases of shares during the fiscal period.

For Neuberger Berman Equity Income Fund, the aggregate dollar amount of brokerage commissions paid in the 2008 fiscal year differed materially from the aggregate dollar amount of brokerage commissions paid in the 2007 fiscal year since the Fund commenced operations in November 2006.

For Neuberger Berman International Large Cap Fund, the aggregate dollar amount of brokerage commissions paid in the 2008 fiscal year differed materially from the aggregate dollar amount of brokerage commissions paid in the 2007 fiscal year since the Fund commenced operations in August 2006.]

Commission rates, being a component of price, are considered along with other relevant factors in evaluating best price and execution. Each Fund may use an Affiliated Broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds’ knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with its securities transactions.

The use of an Affiliated Broker for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and NB Management expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

Under the 1940 Act, commissions paid by each Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is each Fund’s policy that the commissions paid an Affiliated Broker must be (1) at least as favorable as commissions contemporaneously charged by the Affiliated Broker on comparable transactions for its most favored unaffiliated customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm and customers of the Affiliated Broker considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management’s judgment. The Funds do not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

A committee of Independent Fund Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which an Affiliated Broker determines that the commissions paid to the Affiliated Broker by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which the Affiliated Broker exercises investment discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that the Fund participates in.

In selecting a broker to execute Fund transactions other than an Affiliated Broker, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by those brokers as well as any expense offset arrangements offered by the brokers.

A committee comprised of officers of NB Management and/or employees of Neuberger Berman who are Fund managers of the Fund and Other NB Funds (collectively, “NB Funds”) and some of Neuberger Berman’s managed accounts (“Managed Accounts”) evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

The commissions paid to a broker other than an Affiliated Broker may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds’ benefit.

In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman’s normal internal research activities, Neuberger Berman’s expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client’s whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

Insofar as Fund transactions result from active management of equity securities, and insofar as Fund transactions of the Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by the Fund to brokers (including to Affiliated Brokers) may be greater than if securities were selected solely on a long-term basis.

Each Fund may, from time to time, loan portfolio securities to broker-dealers affiliated with NB Management (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for a Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

Expense Offset Arrangement

Each Fund also has or will enter into an expense offset arrangement in connection with its custodian contract. For the year ended August 31, 2009, the impact of this arrangement was a reduction of expenses as follows:

Funds	Amount of Reduction of Expenses
Climate Change	[ ]
Emerging Markets Equity	[ ]
Equity Income	[ ]
Focus	[ ]
Genesis	[ ]
Guardian	[ ]
International	[ ]
International Institutional	[ ]
International Large Cap	[ ]
Large Cap Disciplined Growth	[ ]
Mid Cap Growth	[ ]
Multi-Cap Opportunities	[ ]
Partners	[ ]
Real Estate	[ ]
Regency	[ ]
Select Equities	[ ]
Small & Mid Cap Growth	[ ]
Small Cap Growth	[ ]
Socially Responsive	[ ]

Portfolio Turnover

A Fund’s portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

[For Neuberger Berman Large Cap Disciplined Growth Fund the portfolio turnover rate in the 2008 fiscal year differed materially from the portfolio turnover rate in the 2007 fiscal year due to changeover in the portfolio management team during the 2008 fiscal year.

For Neuberger Berman Focus Fund, Neuberger Berman International Large Cap Fund and Neuberger Berman Real Estate Fund the portfolio turnover rate in the 2008 fiscal year differed materially from the portfolio turnover rate in the 2007 fiscal year due to extreme volatility in the financial markets.]

Proxy Voting

The Board of Trustees has delegated to NB Management the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, NB Management is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board of Trustees permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

NB Management has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NB Management’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NB Management’s voting guidelines.

For socially responsive clients, NB Management has adopted socially responsive voting guidelines. For non-socially responsive clients, NB Management’s guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the “Potential Recipients”) unless such disclosure is consistent with a Fund’s legitimate business purposes and is in the best interests of its shareholders (the “Best Interests Standard”).

NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the “Allowable Recipients”). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as “Approved Recipients.” The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management’s legal and compliance department.

Portfolio Holdings Disclosure Procedures

Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management’s legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

Neither the Funds, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds’ Chief Compliance Officer, the Board of Trustees reviews the Funds’ portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

Pursuant to a Code of Ethics adopted by the Funds, NB Management and Neuberger Berman (“NB Code”), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds’ shareholders. The NB Code also prohibits any person associated with the Funds, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

State Street Bank and Trust Company (“State Street”). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund’s activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund’s written consent. State Street receives reasonable compensation for its services and expenses as custodian.

Securities Lending Agent. Each Fund has entered or may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive each Fund’s portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund’s operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

Other Third-Party Service Providers to the Funds. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds.

In addition, the Funds may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Neuberger Berman. Currently, each Fund provides its complete portfolio holdings to FactSet Research Systems Inc. (“FactSet”) each day for this purpose. FactSet receives reasonable compensation for its services.

In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Rating, Ranking and Research Agencies. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. Each Fund provides its complete portfolio holdings to: Vestek each day, Lipper, a Reuters company on the first business day of each month, Bloomberg on the 6th business day of the month, with a one month delay (except for Neuberger Berman Genesis Fund which is sent on a quarterly basis), RiskMetrics on the sixth business day of each month (holdings that are sent are on a two-month delay) and Morningstar on the 15th business day of each month (except for Neuberger Berman Genesis Fund which is sent on the 15th business day of each quarter). Each Fund also provides its complete month-end portfolio holdings to Data Communiqué International (“DCI”), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund’s top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund’s portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

REPORTS TO SHAREHOLDERS

Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the respective independent registered public accounting firms for the Funds. Each Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of June 24, 2009. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twenty separate operating series. The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Prior to November 9, 1998, the name of the Trust was “Neuberger & Berman Equity Funds,” and the term “Neuberger Berman” in each Fund’s name (except Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund and Neuberger Berman Small and Mid Cap Growth Fund,) was “Neuberger & Berman.”

On December 17, 2007, each of Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small and Mid Cap Growth Fund and Neuberger Berman Small Cap Growth Fund changed its name from Neuberger Berman Manhattan Fund, Neuberger Berman All Cap Growth Fund and Neuberger Berman Millennium Fund, respectively.

On August 15, 2008, Neuberger Berman Genesis Fund acquired all of the net assets of Neuberger Berman Fasciano Fund, a former series of the Trust.

On April 9, 2009, Neuberger Berman Century Fund acquired all of the net assets of Neuberger Berman Large Cap Disciplined Growth Fund, a former series of the Trust, and changed its name to Neuberger Berman Large Cap Disciplined Growth Fund.

On [                   , 2009], Neuberger Berman Multi-Cap Opportunities Fund changed its name from Neuberger Berman Research Opportunities Fund, and on December 17, 2007, Neuberger Berman Research Opportunities Fund changed its name from Neuberger Berman Premier Analysts Fund.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Other. Because Advisor Class, Trust Class, Institutional Class, Class A, Class C and Class R3 shares for certain Funds may be bought, owned and sold through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

CUSTODIAN AND TRANSFER AGENT

Each Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All correspondence for other classes should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

Each of Neuberger Berman Climate Change Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Select Equities Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

Each of Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Regency Fund, Neuberger Berman Small and Mid Cap Growth Fund, Neuberger

Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit its financial statements.

LEGAL COUNSEL

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [                      ], the following are all of the beneficial and record owners of more than five percent of a Class of each Fund’s shares. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Fund and Class	Name and Address	Percent Owned
Neuberger Berman Climate Change Fund Class A	[ ]	[ ]
Neuberger Berman Climate Change Fund Class C	[ ]	[ ]
Neuberger Berman Climate Change Fund Institutional Class	[ ]	[ ]
Neuberger Berman Emerging Markets Equity Fund Class A	[ ]	[ ]
Neuberger Berman Emerging Markets Equity Fund Class C	[ ]	[ ]
Neuberger Berman Emerging Markets Equity Fund Institutional Class	[ ]	[ ]

Fund and Class	Name and Address	Percent Owned
Neuberger Berman Equity Income Fund Class A	[ ]	[ ]
Neuberger Berman Equity Income Fund Class C	[ ]	[ ]
Neuberger Berman Equity Income Fund Institutional Class	[ ]	[ ]
Neuberger Berman Focus Fund Advisor Class	[ ]	[ ]
Neuberger Berman Focus Fund Investor Class	[ ]	[ ]
Neuberger Berman Focus Fund Trust Class	[ ]	[ ]
Neuberger Berman Genesis Fund Advisor Class	[ ]	[ ]
Neuberger Berman Genesis Fund Institutional Class	[ ]	[ ]
Neuberger Berman Genesis Fund Investor Class	[ ]	[ ]

Fund and Class	Name and Address	Percent Owned
Neuberger Berman Genesis Fund Trust Class	[ ]	[ ]
Neuberger Berman Guardian Fund Advisor Class	[ ]	[ ]
Neuberger Berman Guardian Fund Investor Class	[ ]	[ ]
Neuberger Berman Guardian Fund Trust Class	[ ]	[ ]
Neuberger Berman International Fund Investor Class	[ ]	[ ]
Neuberger Berman International Fund Trust Class	[ ]	[ ]
Neuberger Berman International Institutional Fund Institutional Class	[ ]	[ ]
Neuberger Berman International Large Cap Fund Institutional Class	[ ]	[ ]
Neuberger Berman International Large Cap Fund Class A	[ ]	[ ]

Fund and Class	Name and Address	Percent Owned
Neuberger Berman International Large Cap Fund Class C	[ ]	[ ]
Neuberger Berman International Large Cap Fund Trust Class	[ ]	[ ]
Neuberger Berman Large Cap Disciplined Growth Fund Investor Class	[ ]	[ ]
Neuberger Berman Large Cap Disciplined Growth Fund Institutional Class	[ ]	[ ]
Neuberger Berman Large Cap Disciplined Growth Fund Class A	[ ]	[ ]
Neuberger Berman Large Cap Disciplined Growth Fund Class C	[ ]	[ ]
Neuberger Berman Mid Cap Growth Fund Advisor Class	[ ]	[ ]
Neuberger Berman Mid Cap Growth Fund Institutional Class	[ ]
Neuberger Berman Mid Cap Growth Fund Investor Class	[ ]	[ ]

Fund and Class	Name and Address	Percent Owned
Neuberger Berman Mid Cap Growth Fund Trust Class	[ ]	[ ]
Neuberger Berman Multi-Cap Opportunities Fund Class A	[ ]	[ ]
Neuberger Berman Multi-Cap Opportunities Fund Class C	[ ]	[ ]
Neuberger Berman Multi-Cap Opportunities Fund Institutional Class	[ ]	[ ]
Neuberger Berman Multi-Cap Opportunities Fund Trust Class	[ ]	[ ]
Neuberger Berman Partners Fund Advisor Class	[ ]	[ ]
Neuberger Berman Partners Fund Institutional Class	[ ]	[ ]
Neuberger Berman Partners Fund Investor Class	[ ]	[ ]
Neuberger Berman Partners Fund Trust Class	[ ]	[ ]

Fund and Class	Name and Address	Percent Owned
Neuberger Berman Real Estate Fund Investor Class	[ ]	[ ]
Neuberger Berman Real Estate Fund Trust Class	[ ]	[ ]
Neuberger Berman Regency Fund Investor Class	[ ]	[ ]
Neuberger Berman Regency Fund Trust Class	[ ]	[ ]
Neuberger Berman Select Equities Fund Class A	[ ]	[ ]
Neuberger Berman Select Equities Fund Class C	[ ]	[ ]
Neuberger Berman Select Equities Fund Institutional Class	[ ]	[ ]
Neuberger Berman Small and Mid Cap Growth Fund Trust Class	[ ]	[ ]
Neuberger Berman Small Cap Growth Fund Advisor Class	[ ]	[ ]

Fund and Class	Name and Address	Percent Owned
Neuberger Berman Small Cap Growth Fund Institutional Class	[ ]	[ ]
Neuberger Berman Small Cap Growth Fund Investor Class	[ ]	[ ]
Neuberger Berman Small Cap Growth Fund Trust Class	[ ]	[ ]
Neuberger Berman Socially Responsive Fund Investor Class	[ ]	[ ]
Neuberger Berman Socially Responsive Fund Institutional Class	[ ]	[ ]
Neuberger Berman Socially Responsive Fund Trust Class	[ ]	[ ]

REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The following financial statements and related documents are incorporated herein by reference from the Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2009:

The audited financial statements of Neuberger Berman Climate Change Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Select Equities Fund, notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements.

The audited financial statements of Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Regency Fund, Neuberger Berman Small and Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund, notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm, with respect to such audited financial statements.

APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings:

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C - A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D - An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s corporate bond ratings:

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch, Inc. corporate bond ratings:

The following descriptions of Fitch’s long-term debt ratings have been published by Fitch’s IBCA Investors Service.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB - Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).

CCC - For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).

CC - For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).

C - For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD - Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D - Indicates an entity that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

(1) Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

(2) The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

(3) The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Plus (+) or Minus (-) - The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ rating category, or to categories below ‘CCC’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DBRS corporate bond ratings:

The following descriptions of DBRS long-term debt ratings have been published by Dominion Bond Rating Service.

AAA - Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favourable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA - Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A - Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB - Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC, CC, C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

High or Low – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

S&P commercial paper ratings:

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 - A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 - A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 - A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings - Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s commercial paper ratings:

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch commercial paper ratings:

The following descriptions of Fitch short-term debt ratings have been published by Fitch’s IBCA Investors Service.

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DBRS commercial paper ratings:

The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

R-1 (high) - Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle) - Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low) - Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high) - Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle) - Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low) - Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

R-3 - Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4 - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5 - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D - A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

NEUBERGER BERMAN EQUITY FUNDS
POST-EFFECTIVE AMENDMENT NO. 145 ON FORM N-1A

PART C

OTHER INFORMATION

Item 23.     Exhibits.

Exhibit Number	Description
(a)	(1)

Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Neuberger Berman Equity Funds’ (“Registrant’s”) Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

(2)

Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

	(3)	Amended Trust Instrument Schedule A – Listing the Current Series and Classes of Neuberger Berman Equity Funds. (Filed herewith).

(b)	By-Laws, Amended and Restated. (Filed herewith).

(c)	(1)	Trust Instrument, Amended and Restated, Articles IV, V and VI. Incorporated by Reference to Item (a)(2) above.

	(2)	By-Laws, Amended and Restated, Articles V, VI and VIII. Incorporated by Reference to Item (b) above.

(3)

Plan of Share Class Conversion with Respect to Neuberger Berman Real Estate Fund. Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

(d)	(1)	(i)

Management Agreement Between Registrant and Neuberger Berman Management LLC (“NB Management”). Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)	Amended Management Agreement Schedules listing the current series of Registrant subject to the Management Agreement and the compensation under the Management Agreement. (Filed herewith).

	(2)	(i)

Sub-Advisory Agreement Between NB Management and Neuberger Berman LLC with respect to Registrant. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)	Amended Sub-Advisory Agreement Schedule listing the current series of Registrant subject to the Sub-Advisory Agreement. (Filed herewith).

(e)	(1)

Distribution Agreement Between Registrant and NB Management with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(2)

Distribution Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Genesis Fund, International Fund and Mid Cap Growth Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

	(3)	(i)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Focus Fund, Guardian Fund, International Large Cap Fund, Large Cap Value Fund, Partners Fund, Real Estate Fund, Regency Fund, Research Opportunities Fund, Small and Mid Cap Growth Fund, Small Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)

Amended Distribution and Services Agreement Schedule with Respect to Trust Class Shares of Focus Fund, Guardian Fund, International Large Cap Fund, Large Cap Value Fund, Partners Fund, Real Estate Fund, Regency Fund, Research Opportunities Fund, Small and Mid Cap Growth Fund, Small Cap Growth Fund and Socially Responsive Fund. (Filed herewith).

(4)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(5)

Distribution Agreement Between Registrant and NB Management with Respect to Institutional Class Shares of Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

	(6)	(i)

Distribution Agreement Between Registrant and NB Management with Respect to Institutional Class Shares of Climate Change Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Select Equities Fund, Small and Mid Cap Growth Fund, Small Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)

Amended Distribution Agreement Schedule with Respect to Institutional Class Shares of Climate Change Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Research Opportunities Fund, Select Equities Fund, Small and Mid Cap Growth Fund, Small Cap Growth Fund and Socially Responsive Fund. (Filed herewith).

	(7)	(i)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)	Amended Distribution and Services Agreement Schedule with Respect to Class A Shares. (Filed herewith).

	(8)	(i)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)	Amended Distribution and Services Agreement Schedule with Respect to Class C Shares. (Filed herewith).

(9)

Distribution and Services Agreement Between Registrant and NB Management with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(f)	Bonus or Profit Sharing Contracts. None.

(g)	(1)

Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

(2)

Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(h)	(1)

Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 2, 2006).

(2)

Administration Agreement Between Registrant and NB Management with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(3)

Administration Agreement Between Registrant and NB Management with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(4)

Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Focus Fund, Genesis Fund, Guardian Fund, International Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Small Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

	(5)	(i)

Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of International Large Cap Fund, Large Cap Value Fund, Research Opportunities Fund and Small and Mid Cap Growth Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)

Amended Administration Agreement Schedule with Respect to Trust Class Shares of International Large Cap Fund, Large Cap Value Fund, Research Opportunities Fund and Small and Mid Cap Growth Fund. (Filed herewith).

(6)

Administration Agreement Between Registrant and NB Management with Respect to Institutional Class Shares of Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

	(7)	(i)

Administration Agreement Between Registrant and NB Management with Respect to Institutional Class Shares of Climate Change Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Select Equities Fund, Small and Mid Cap Growth Fund, Small Cap Growth Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

(ii)

Amended Administration Agreement Schedule with Respect to Institutional Class Shares of Climate Change Fund, Emerging Markets Equity Fund, Equity Income Fund, Focus Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Large Cap Disciplined Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Partners Fund, Real Estate Fund, Regency Fund, Research Opportunities Fund, Select Equities Fund, Small and Mid Cap Growth Fund, Small Cap Growth Fund and Socially Responsive Fund. (Filed herewith).

	(8)	(i)

Administration Agreement Between Registrant and NB Management with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)	Amended Administration Agreement Schedule with Respect to Class A Shares. (Filed herewith).

	(9)	(i)

Administration Agreement Between Registrant and NB Management with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed May 15, 2009).

		(ii)	Amended Administration Agreement Schedule with Respect to Class C Shares. (Filed herewith).

(10)

Administration Agreement Between Registrant and NB Management with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(11)

Expense Limitation Agreement Between Registrant and NB Management with Respect to Institutional Class, Class A and Class C Shares of Neuberger Berman Emerging Markets Equity Fund. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

(12)

Expense Limitation Agreement Between Registrant and NB Management with Respect to the Funds and Classes listed on Schedule A of the Agreement. Incorporated by Reference to Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 19, 2008).

(13)

Expense Limitation Agreement Between Registrant and NB Management with Respect to Investor Class, Institutional Class, Class A and Class C Shares of Neuberger Berman Large Cap Disciplined Growth Fund. Incorporated by Reference to Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 13, 2009).

(14)

Expense Limitation Agreement Between Registrant and NB Management with Respect to the Funds and Classes listed on Schedule A of the Agreement. Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(15)

Expense Limitation Agreement Between Registrant and NB Management with Respect to Institutional Class, Class A and Class C Shares of Neuberger Berman Large Cap Value Fund. Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(16)

Form of Expense Limitation Agreement Between Registrant and NB Management with Respect to Institutional Class, Trust Class, Class A and Class C Shares of Neuberger Berman Multi-Cap Opportunities Fund. (Filed herewith).

(i)	Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant. (To be filed by subsequent amendment).

(j)	Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment).

(k)	Financial Statements Omitted from Prospectuses. None.

(l)	Letter of Investment Intent. None.

(m)	(1)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

		(ii)	Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. (Filed herewith).

	(2)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 14, 2000).

(ii)

Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

	(3)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

		(ii)	Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. (Filed herewith).

	(4)	(i)

Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

		(ii)	Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. (Filed herewith).

(5)

Plan Pursuant to Rule 12b-1 with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(n)	Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed June 12, 2009).

(o)

Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed April 13, 2009).

(p)

Code of Ethics for Registrant, Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

Item 24.	Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.	Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management LLC (“NB Management”) and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman LLC (“Neuberger Berman”) with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from: (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreements, and Section 14 of the Distribution Agreement with respect to the Advisor Class Shares, between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser and Sub-Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS
Joseph V. Amato Chief Investment Officer (Equities) and Managing Director, NB Management

Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; President, Chief Executive Officer, Chief Operating Officer and Chief Investment Officer, Neuberger Berman LLC, since 2009; Director and Managing Director of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) since 2007; formerly, Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., 2006-2009; formerly, Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., 2006-2009; Board member of NBFI since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008; Trustee, Neuberger Berman Income Funds; Trustee, Neuberger Berman Equity Funds; Trustee, Neuberger Berman Advisers Management Trust; Director, Neuberger Berman Intermediate Municipal Fund Inc.; Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Director, Neuberger Berman Income Opportunity Fund Inc.; Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Director, Neuberger Berman Dividend Advantage Fund Inc.; Trustee, Neuberger Berman High Yield Strategies Fund.

Thanos Bardas Vice President, NB Management	Portfolio Manager.

John J. Barker Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Ann H. Benjamin Vice President, NB Management	Portfolio Manager.

Michael L. Bowyer Vice President, NB Management	Associate Portfolio Manager.

Claudia A. Brandon Senior Vice President and Assistant Secretary, NB Management

Senior Vice President, Neuberger Berman LLC since 2007; formerly, Vice President, Neuberger Berman LLC, 2002 to 2006 and Employee since 1999; Executive Vice President and Secretary, Neuberger Berman Advisers Management Trust; Executive Vice President and Secretary, Neuberger Berman Equity Funds; Executive Vice President and Secretary, Neuberger Berman Income Funds; Executive Vice President and Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Secretary, Neuberger Berman High Yield Strategies Fund.

David M. Brown Vice President, NB Management	Portfolio Manager.

David H. Burshtan Vice President, NB Management	Portfolio Manager.

Robert Conti President and Chief Executive Officer, NB Management

Managing Director, Neuberger Berman LLC since 2007; formerly, Senior Vice President of Neuberger Berman LLC, 2003 to 2006; formerly, Vice President, Neuberger Berman LLC, from 1999 to 2003; President, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; President, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.; President, Chief Executive Officer and Trustee, Neuberger Berman High Yield Strategies Fund.

Robert B. Corman Managing Director, NB Management	Managing Director, Neuberger Berman LLC.

Robert W. D’Alelio Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

John C. Donohue Vice President, NB Management	Portfolio Manager.

John Dorogoff Chief Financial Officer, NB Management	Chief Financial Officer and Managing Director, Neuberger Berman, LLC.

Ingrid Dyott Vice President, NB Management	Vice President, Neuberger Berman LLC; Associate Portfolio Manager; Portfolio Manager.

Janet Fiorenza Vice President, NB Management	Managing Director, Neuberger Berman LLC.

Lawrence K. Fisher Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Daniel J. Fletcher Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Michael Foster Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.

William J. Furrer Vice President, NB Management	Portfolio Manager.

Maxine L. Gerson Secretary, General Counsel and Managing Director, NB Management

Senior Vice President, Deputy General Counsel and Assistant Secretary, Neuberger Berman LLC; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Equity Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Advisers Management Trust; Executive Vice President and Chief Legal Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Opportunity Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Dividend Advantage Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman High Yield Strategies Fund.

Anthony Gleason Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Richard Grau Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.

Edward S. Grieb Treasurer, NB Management	Senior Vice President and Treasurer, Neuberger Berman LLC; Treasurer, Neuberger Berman Holdings LLC.

Todd E. Heltman Vice President, NB Management	None; Formerly, Portfolio Manager.

Eric D. Hiatt Vice President, NB Management	Portfolio Manager.

James L. Iselin Vice President, NB Management	Portfolio Manager.

Brian Jones Vice President, NB Management	Vice President, Neuberger Berman LLC; Portfolio Manager.

Kristina Kalebich Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Gerald Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Michael Kaminsky Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Brian Kerrane Chief Administrative Officer and Senior Vice President, NB Management

Senior Vice President, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund.

Richard W. Knee Vice President, NB Management	None; Formerly, Portfolio Manager.

Sajjad S. Ladiwala Vice President, NB Management	Associate Portfolio Manager.

David M. Levine Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Richard S. Levine Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Kristian J. Lind Vice President, NB Management	Portfolio Manager.

Arthur Moretti Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

S. Basu Mullick Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Thomas P. O’Reilly Vice President, NB Management	Portfolio Manager.

Loraine Olavarria Assistant Secretary, NB Management	None.

Kevin Pemberton Vice President, NB Management	None.

Alexandra Pomeroy Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Andrew Provencher Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund.

Elizabeth Reagan Vice President, NB Management	None.

Brett S. Reiner Vice President, NB Management	Associate Portfolio Manager.

Timothy J. Robey Vice President, NB Management	Portfolio Manager.

Daniel D. Rosenblatt Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Conrad A. Saldanha Vice President, NB Management	Portfolio Manager.
Mindy Schwartzapfel Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Benjamin E. Segal Vice President, NB Management	Managing Director, Neuberger Berman LLC since November 2000; Portfolio Manager.

Steve S. Shigekawa Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Neil S. Siegel Managing Director, NB Management

Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund.

Ronald B. Silvestri Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.

Thomas A. Sontag Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Michelle B. Stein Vice President, NB Management	Portfolio Manager.

Mamundi Subhas Vice President, NB Management	Portfolio Manager.

Bradley C. Tank Chief Investment Officer (Fixed Income) and Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Chairman of the Board, Chief Executive Officer, Chief Investment Officer and Director, NBFI; Portfolio Manager.

Kenneth J. Turek Vice President, NB Management	Portfolio Manager.

Judith M. Vale Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Richard Werman Vice President, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

Chamaine Williams Chief Compliance Officer and Senior Vice President, NB Management

Chief Compliance Officer, Neuberger Berman Income Funds; Chief Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance Officer, Neuberger Berman Advisers Management Trust; Chief Compliance Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman Income Opportunity Fund Inc.; Chief Compliance Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Compliance Officer, Neuberger Berman Dividend Advantage Fund Inc.; Chief Compliance Officer, Neuberger Berman High Yield Strategies Fund.

The principal address of NB Management, Neuberger Berman LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Information as to the directors and officers of Neuberger Berman LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Neuberger Berman LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-3908) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.	Principal Underwriters.

(a)        NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust

Neuberger Berman Income Funds

(b)        Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Joseph V. Amato	Chief Investment Officer (Equities) and Managing Director	Trustee
Thanos Bardas	Vice President	None
John J. Barker	Vice President	None
Ann H. Benjamin	Vice President	None
Michael L. Bowyer	Vice President	None
Claudia A. Brandon	Senior Vice President & Assistant Secretary	Executive Vice President and Secretary
David M. Brown	Vice President	None
David H. Burshtan	Vice President	None
Robert Conti	President and Chief Executive Officer	Chief Executive Officer, President and Trustee
Robert B. Corman	Managing Director	None
Robert W. D’Alelio	Vice President	None
John C. Donohue	Vice President	None
John Dorogoff	Chief Financial Officer	None
Ingrid Dyott	Vice President	None
Janet Fiorenza	Vice President	None
Lawrence K. Fisher	Vice President	None
Daniel J. Fletcher	Vice President	None
Michael Foster	Vice President	None
William J. Furrer	Vice President	None
Maxine L. Gerson	Secretary, General Counsel and Senior Vice President	Executive Vice President and Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes – Oxley Act of 2002)
Anthony Gleason	Vice President	None
Richard Grau	Vice President	None
Edward S. Grieb	Treasurer	None
Todd E. Heltman	Vice President	None
Eric D. Hiatt	Vice President	None
James L. Iselin	Vice President	None
Brian Jones	Vice President	None
Kristina Kalebich	Vice President	None
Gerald Kaminsky	Vice President	None
Michael Kaminsky	Vice President	None
Brian Kerrane	Chief Administrative Officer and Senior Vice President	Vice President
Richard W. Knee	Vice President	None
Sajjad S. Ladiwala	Vice President	None
David M. Levine	Vice President	None
Richard S. Levine	Vice President	None
Kristian Lind	Vice President	None
Arthur Moretti	Vice President	None
S. Basu Mullick	Vice President	None
Thomas P. O’Reilly	Vice President	None
Loraine Olavarria	Assistant Secretary	None
Kevin Pemberton	Vice President	None
Alexandra Pomeroy	Vice President	None
Andrew Provencher	Managing Director	Vice President
Elizabeth Reagan	Vice President	None
Brett S. Reiner	Vice President	None
Timothy J. Robey	Vice President	None
Daniel D. Rosenblatt	Vice President	None
Conrad A. Saldanha	Vice President	None
Mindy Schwartzapfel	Vice President	None
Benjamin E. Segal	Vice President	None
Steve S. Shigekawa	Vice President	None
Neil S. Siegel	Managing Director	Vice President
Ronald B. Silvestri	Vice President	None
Thomas A. Sontag	Vice President	None
Michelle B. Stein	Vice President	None
Mamundi Subhas	Vice President	None
Bradley C. Tank	Chief Investment Officer (Fixed Income) and Managing Director	None
Kenneth J. Turek	Vice President	None
Judith M. Vale	Vice President	None
Richard Werman	Vice President	None
Chamaine Williams	Chief Compliance Officer and Senior Vice President	Chief Compliance Officer

(c)          No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.	Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 145 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 14th day of October, 2009.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 145 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	October 14, 2009
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	October 14, 2009
John M. McGovern
/s/ Joseph V. Amato	Trustee	October 15, 2009
Joseph V. Amato*
/s/ John Cannon	Trustee	October 15, 2009
John Cannon*
/s/ Faith Colish	Trustee	October 15, 2009
Faith Colish*
/s/ Martha C. Goss	Trustee	October 15, 2009
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	October 15, 2009
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	October 15, 2009
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	October 15, 2009
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	October 15, 2009
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	October 15, 2009
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	October 15, 2009
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	October 15, 2009
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	October 15, 2009
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	October 15, 2009
Tom D. Seip*
/s/ Candace L. Straight	Trustee	October 15, 2009
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	October 15, 2009
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on October 15, 2009 pursuant to a power of attorney filed with Post-Effective Amendment No. 142 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 on April 13, 2009.